                          BARR ROSENBERG SERIES Trust
              ----------------------------------------------------

                                  JAPAN SERIES
                              MARKET NEUTRAL FUND
                        U.S. SMALL CAPITALIZATION SERIES
                   INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

                                                                  April 24, 1998
Dear Fellow Shareholder:

     In August 1996, we embarked on a mission to expand the distribution of our existing funds to targeted niche markets. We also wanted to enhance our investment offerings by introducing innovative, new funds. While we manage your funds for the long term, it is useful to comment briefly on a number of achievements during the last year.

     The net assets of the funds grew substantially. As of March 31, 1998, total net assets of the funds were $834 million, compared to $60 million in August 1996 when the funds were first offered to the public. As a result of the rapid growth in our U.S. Small Capitalization Fund, we closed the Fund to new investors effective February 20, 1998, when net assets of the Fund reached $500 million. The Fund is open to existing shareholders until further notice. The decision to close the Fund was taken after careful consideration was given to our existing shareholders as well as future shareholders in all our funds.

     The funds benefited from a significant amount of media coverage, including stories in The Wall Street Journal, Money, Barron's, Kiplinger's Personal Finance, The New York Times, Morningstar Investor, Lipper, No-Load Analyst, Business Week, Fortune, Worth, the San Francisco Chronicle, the Chicago Tribune, U.S. News and World Report, Forbes, USA Today, Smart Money, Morgan Stanley Research Reports, Louis Rukeyser, Individual Investor, Financial Planning and Smart Money, as well as on CNBC and public television. This support is important because we do not advertise our funds as many other mutual fund companies do.

     We launched the Barr Rosenberg Market Neutral Fund on December 16, 1997, as the first long/short equity mutual fund. This innovative fund gained over $200 million in net assets during its first three months. Continuing our record of introducing state of the art investment products, we launched a related fund, the Barr Rosenberg Double Alpha Market Fund, in April 1998.

     The accomplishments of the last year would not have been possible without the full support and guidance of the Trust's independent Trustees, William F. Sharpe and Nils Hakansson. We are also proud of the team supporting our mutual fund activities. This highly motivated group includes staff from portfolio management, operations, client service, trading, marketing and sales, legal and office support. They work diligently to provide superior service to you, our shareholders.

     We thank you for your continued support of the Barr Rosenberg Mutual Funds. If you have any suggestions to improve service, please let me know. My e-mail address is D_Saalfeld@riem.com.

                                         Sincerely,

                                         /s/ Richard L. Saalfeld
                                         Richard L. Saalfeld

                                         President & CEO
                                         Barr Rosenberg Mutual Funds

For more complete information about the Barr Rosenberg Funds, including management fees and expenses, please call 1-800-447-3332 for a prospectus. Please read it carefully before investing.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     Small capitalization stocks rose strongly in the year ended March 31,1998, but continued to lag large capitalization stocks. For the year ended March 31,1998, the Russell 2000(1) rose 42.01% while the S&P 500(2) rose 48.02%. A rally in small cap stocks that began during the third quarter of 1997 was not sustained as the S&P 500 topped the Russell 2000 by 6.2% during the fourth quarter of 1997 and by 3.9% during the first quarter of 1998. The market in general was most affected by the Asian crisis, which caused a general sell-off of stocks in late 1997. However, many of these stocks started to recover during the first few months of 1998 as fears for the Asian economies receded.

     While the U.S. Small Capitalization Fund maintains industry weights close to its benchmark, the Russell 2000, the portfolio was helped during the year by slight over-weightings (less than 2% relative to the Russell 2000) in Service and Financial (non-bank) industries. The performance of the portfolio relative to the Russell 2000 also was aided during the period by a modestly higher earnings-to-price and book-to-price profile than the Russell 2000. Some of our individual stock picks that stood out over the past year include:

     - Trans World Entertainment (TWMC); operators of music and video stores (trailing 12 month return of 245%).

     - Reliability Inc. (REAL); manufacturers of integrated circuit (IC) testing equipment (trailing 12 month return of 229%).

     - Allied Waste Industries (AWIN); providers of solid-waste-management services (trailing 12 month return of 212%).

     - Applied Signal Technologies (APSG); designers of signal-reconnaissance equipment (trailing 12 month return of 206%).

     - Lennar Corp. (LEN); manufacturers of multifamily housing (trailing 12 month return of 201%).

---------------
(1) The Russell 2000 is an unmanaged index of approximately 2000 small capitalization companies with market capitalization up to $4.25 billion.
(2) The S&P 500 is an unmanaged, broad based index of 500 widely held common stocks.

Small capitalization funds typically carry additional risks since smaller companies have experienced a greater degree of volatility than average.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS--98.1%
              AIRCRAFT--0.4%
     47,400   Triumph Group, Inc.*.......  $  2,103,375
                                           ------------
              AIRLINES--1.1%
     26,600   Airborne Freight Corp......     1,000,825
     83,100   Alaska Air Group, Inc.*....     4,502,981
     41,500   Amtran, Inc.*..............       674,375
      9,800   Petroleum Helicopter,
                Inc......................       215,600
                                           ------------
                                              6,393,781
                                           ------------
              AUTOS--0.8%
     21,200   Borg-Warner Automotive,
                Inc......................     1,359,450
     12,700   Defiance, Inc..............       104,775
     25,500   Excel Industries, Inc......       525,938
      8,900   Federal-Mogul Corp.........       473,369
     17,100   Safety Components
                International, Inc.*.....       269,325
     60,500   Standard Products Co.......     1,992,718
      3,780   Supreme Industries,
                Inc.*....................        47,959
                                           ------------
                                              4,773,534
                                           ------------
              BANKING--9.7%
        100   ABC Bancorp................         1,750
      5,000   Alabama National Bancorp...       163,750
     58,100   Albank Financial Corp......     2,912,262
     20,000   Ambanc Holding Company,
                Inc......................       380,000
     39,000   Americredit Corp.*.........     1,072,500
      1,600   Ampal-American Israel
                Corp.*...................         9,100
      5,400   Anchor Bancorp Wisconsin,
                Inc......................       237,600
      6,825   Arrow Financial Corp.......       213,281
     38,500   Associated Banc-Corp.......     2,076,594
     55,300   Astoria Financial Corp.....     3,418,230
      7,400   BancFirst Corp.............       294,150
     23,700   Banknorth Group, Inc.......     1,730,100
      7,600   BNC Corp, Inc.*............       149,150
      5,356   BOK Financial Corp.*.......       261,775
      1,785   Broad National Bancorp.....        40,163
     16,350   BSB Bancorp, Inc...........       506,850
      4,900   Cape Cod Bank & Trust
                Co.......................       215,600
         77   Capitol Bancorp, Ltd.......         2,214
     12,200   Carver Bancorp, Inc........       181,475
      4,200   CB Bancshares, Inc.........       152,775
      6,300   Central Co-Operative
                Bank.....................       196,088
     17,800   Citizens Banking Corp.
                Michigan.................       635,238
     22,695   Civic Bancorp*.............       417,021
      1,300   Columbia Bancorp...........        46,150
     26,000   Commercial Bank of New
                York.....................       656,500
     53,000   Commercial Federal Corp....     1,927,875
     18,500   Community Bank System,
                Inc......................       629,000
        900   Contifinancial Corp.*......        27,450

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              BANKING (CONTINUED)
     43,900   Corus Bankshares, Inc......  $  1,926,113
      2,000   CPB, Inc...................        38,500
      9,057   CVB Financial Corp.........       235,482
     15,620   D & N Financial Corp.......       437,360
     22,600   Delta Financial Corp.*.....       391,263
     14,800   Dime Community Bancorp,
                Inc......................       362,600
     14,700   Downey Financial Corp......       475,913
      2,800   Equitable Federal Savings
                Bank*....................        89,600
      8,600   FFY Financial Corp.........       287,025
      8,500   Financial Bancorp, Inc.....       212,500
      5,000   First Bancshares, Inc......        77,500
     48,700   First Citizens Bancshares,
                Inc., Class A............     5,576,149
      1,150   First Citizens Corp........        38,525
      3,500   First Colonial Group,
                Inc......................       126,000
      8,200   First Hawaiian, Inc........       328,000
      1,000   First Merchants Banking....        41,500
      1,050   First Mutual Savings Bank
                of Bellevue..............        18,900
     10,600   First Oak Brook Bank.......       530,000
      6,100   First Palm Beach Bancorp...       245,525
      5,600   First State Bancorp........       142,800
     57,600   FirstBank Puerto Rico......     2,653,199
      9,555   FNB Corp...................       370,256
     17,200   FNB Rochester Corp.........       391,300
        913   Foothill Independent
                Bancorp*.................        15,692
      8,235   Fulton Financial Corp......       269,696
     36,600   GBC Bancorp of
                California...............     2,445,337
        750   Granite State Bankshares,
                Inc......................        20,484
      6,000   Hallmark Capital Corp.*....        93,000
     11,900   Harbor Florida Bancorp,
                Inc......................       140,036
     14,100   Hawthorne Financial
                Corp.*...................       278,475
     31,700   HF Bancorp, Inc.*..........       538,900
      2,800   Hingham Institution for
                Savings..................       103,600
      3,400   Home Port Bancorp, Inc.....        90,100
     13,400   Imperial Credit Industries,
                Inc.*....................       317,413
      1,875   Independent Bankshares,
                Inc......................        32,109
     11,200   Irwin Financial Corp.......       630,000
     40,800   JSB Financial, Inc.........     2,282,250
      1,100   Kankakee Bancorp, Inc......        40,975
      7,200   Lakeview Financial Corp....       172,800
      2,100   Letchworth Independent
                Bancshares Corp..........       117,600
      6,100   MAF Bancorp, Inc...........       232,181
      8,333   Mahaska Investment Co......       176,035
      8,533   Massbank Corp..............       427,717
      5,356   Mid-America Bancorp........       172,062

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              BANKING (CONTINUED)
      4,200   National Bank of Alaska....  $    638,400
      7,245   NBT Bancorp, Inc...........       202,860
      1,000   New Hampshire Thrift
                Bancshares, Inc..........        21,500
      8,800   Newmil Bancorp, Inc........       118,800
      2,000   NMBT Corp..................        40,000
     15,750   North County Bancorp*......       245,109
      6,300   Northrim Bank of Alaska....        86,625
      1,875   One Valley Bancorp.........        70,898
      9,700   Pacific Bank N.A...........       516,525
     12,800   PennFed Financial Services,
                Inc......................       232,000
     16,100   Peoples Bancshares, Inc....       402,500
        200   Peoples Bank Corporation
                Indianapolis.............         7,400
      4,300   Peoples Heritage Finance
                Group, Inc...............       207,475
      4,500   PonceBank..................       113,625
     17,100   Poughkeepsie Financial
                Corp.....................       192,375
      5,300   Professional Bancorp,
                Inc.*....................       102,688
      4,080   Progress Financial Corp....        72,930
      4,500   Progressive Bank, Inc......       190,688
     12,500   PVF Capital Corp.*.........       300,000
     12,800   Redwood Empire Bancorp*....       241,600
     26,400   Reliance Bancorp, Inc......     1,023,000
      8,932   Royal Bancshares of
                Pennsylvania, Class A....       178,640
      2,500   Sandwich Bancorp, Inc......       158,125
     61,100   Silicon Valley
                Bancshares*..............     3,730,918
      3,700   Simmons First National
                Corp., Class A...........       172,513
      3,000   Skaneateles Bancorp,
                Inc......................        58,688
      2,900   Southwest Bancorp..........        81,200
     18,200   Sterling Bancorp...........       493,675
      7,600   Suffolk Bancorp............       238,450
      8,400   Sumitomo Bank of
                California...............       315,000
     14,615   UMB Financial Corp.........       891,515
    123,300   UST Corp...................     3,498,637
      3,000   Vermont Financial Services
                Corp.....................        82,875
      3,700   Westbank Corp..............        61,050
     16,400   WFS Financial, Inc.*.......       168,100
                                           ------------
                                             57,303,497
                                           ------------
              BUILDING--2.3%
     22,600   AMREP Corp.*...............       218,938
     30,900   Beazer Homes USA, Inc.*....       793,744
      2,500   C.H. Heist Corp.*..........        19,688
     81,300   Champion Enterprises,
                Inc.*....................     2,169,693
     20,300   Dominion Homes, Inc.*......       274,050

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              BUILDING (CONTINUED)
      5,100   Engle Homes, Inc...........  $     85,425
     18,298   Fairfield Communities,
                Inc.*....................       403,700
    120,900   Fleetwood Enterprises,
                Inc......................     5,629,405
     21,400   Granite Construction,
                Inc......................       599,200
      5,300   Insituform East, Inc.......        12,919
     61,984   Lennar Corp................     2,134,573
      4,900   Liberty Homes, Inc., Class
                A........................        47,163
      6,200   M/I Schottenstein Homes....       135,625
      2,100   Morrison Knudsen Corp.*....        23,494
      9,498   MYR Group, Inc.............       107,446
      9,200   Perini Corp.*..............        82,800
      6,300   Pitt-Des Moines, Inc.......       302,400
      4,920   Schult Homes Corp..........       109,470
     11,300   Skyline Corp...............       344,650
      2,100   U.S. Home Corp.*...........        96,206
      8,900   Walter Industries, Inc.*...       190,238
                                           ------------
                                             13,780,827
                                           ------------
              CHEMICALS--1.0%
     13,200   American Vanguard, Inc.....       122,100
      8,700   Bairnco Corp...............        95,700
      8,900   Detrex Corp.*..............       144,625
    178,300   Ferro Corp.................     5,237,563
      3,000   Fuller (H. B.) Co..........       179,625
     35,417   Pioneer Companies, Inc.,
                Class A*.................       323,180
                                           ------------
                                              6,102,793
                                           ------------
              CONSTRUCTION
                MATERIALS--0.8%
      3,600   Ameron International,
                Inc......................       210,375
     81,300   CalMat Co..................     2,245,913
      5,000   Continental Materials
                Corp.*...................       140,625
      5,300   Donnelly Corp..............        99,375
     61,900   Florida Rock Industries....     1,768,019
        100   United States Lime &
                Minerals, Inc............           781
                                           ------------
                                              4,465,088
                                           ------------
              DEFENSE--0.5%
     53,700   Avondale Industries,
                Inc.*....................     1,543,875
      8,250   Cubic Corp.................       193,875
      6,766   Herley Industries, Inc.*...        94,301
     24,500   Primex Technologies,
                Inc......................     1,127,000
                                           ------------
                                              2,959,051
                                           ------------
              DRUGS--0.4%
     75,100   Alpharma, Inc., Class A....     1,628,731
     87,800   Copley Pharmaceutical,
                Inc.*....................       614,600
     13,200   Gamma Biologicals, Inc.....        61,875

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              DRUGS (CONTINUED)
      5,720   New Brunswick Scientific,
                Inc.*....................  $     57,200
     16,300   Polymedica Corp.*..........       199,675
                                           ------------
                                              2,562,081
                                           ------------
              DURABLES--0.1%
     39,300   Huffy Corp.................       636,169
      4,688   Rexhall Industries,
                Inc.*....................        23,147
      4,900   Thor Industries, Inc.......       200,594
                                           ------------
                                                859,910
                                           ------------
              ELECTRIC UTILITIES--0.2%
      3,400   Central Hudson Gas.........       148,325
     41,900   Public Service Company of
                New Mexico...............     1,023,931
                                           ------------
                                              1,172,256
                                           ------------
              ELECTRONICS--7.6%
      7,100   Active Voice Corp.*........        93,188
     29,500   Acuson Corp.*..............       534,688
      5,200   Aeroflex, Inc.*............        68,900
     52,900   Alpha Industries, Inc.*....       816,644
      3,100   American Technical Ceramics
                Corp.*...................        34,488
      3,500   AMX Corp.*.................        30,625
     22,000   Applied Signal Technology,
                Inc.*....................       396,000
     68,400   ATL Ultrasound, Inc.*......     3,479,849
     23,000   Aydin Corp.*...............       286,063
      1,900   Badger Meter, Inc..........        68,163
        800   Beckman Coulter, Inc.*.....        45,850
     25,100   Bel Fuse, Inc.*............       574,163
      2,000   BioLogic Systems Corp.*....         9,500
     14,700   Burr-Brown Corp.*..........       367,500
     20,000   Centigram Communications
                Corp.*...................       265,000
     39,000   CMC Industries, Inc.*......       399,750
     34,800   Cobra Electronics Corp.*...       217,500
      8,500   Cognitronics Corp.*........       138,656
     68,400   Coherent, Inc.*............     1,654,425
     49,400   Cohu, Inc..................     1,877,199
     42,600   Comdial Corp.*.............       468,600
     56,500   CTS Corp...................     1,917,468
     25,200   Dallas Semiconductor
                Corp.....................       847,350
     25,600   Data I/O Corp.*............       132,800
     60,900   Datascope Corp.*...........     1,583,400
      1,000   Datron Systems,
                Inc.--California*........         8,250
        900   Diodes, Inc.*..............         8,888

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
      1,000   Espey Manufacturing &
                Electronics Corp.........  $     15,250
     67,700   Fluke Corp.................     1,616,338
      2,650   Frequency Electronic,
                Inc......................        38,425
      5,400   General Microwave Corp.*...        45,225
      2,900   Giga-Tronics, Inc.*........        18,850
      9,450   Harmon Industries, Inc.....       192,544
     12,800   Hurco Companies, Inc.*.....       100,800
     15,200   IEC Electronics Corp.*.....       138,700
     55,000   Integrated Circuit Systems,
                Inc.*....................     1,151,563
     84,300   Invacare Corp..............     2,191,799
      3,200   K Tron International,
                Inc.*....................        54,800
     34,800   Keithley Instruments,
                Inc......................       289,275
     12,600   Kewaunee Scientific
                Corp.....................       144,900
     72,600   Marquette Medical
                Systems*.................     2,014,649
      6,500   Medstone International,
                Inc.*....................        64,188
     14,100   Meridian Medical
                Technology, Inc.*........       197,400
      5,700   MFRI, Inc.*................        48,450
     50,600   Microsemi Corp.*...........       834,900
      3,700   Mine Safety Appliances
                Co.......................       255,300
      7,500   Minntech Corp..............        94,219
     12,800   Moore Products Co..........       420,800
     17,300   Mosaix, Inc.*..............       203,275
     60,350   Movado Group, Inc..........     1,742,606
     37,600   MTS Systems Corp...........       601,600
      9,300   Napco Security Systems,
                Inc.*....................        48,825
      4,800   Newport Corp...............        94,800
     43,800   Norstan, Inc.*.............     1,084,050
     12,000   Optek Technology, Inc.*....       307,500
     12,800   Optical Coating Laboratory,
                Inc......................       164,800
     10,000   Programming & Systems,
                Inc.* (a)................            --
     10,000   Read Rite Corp.*...........       138,125
     30,200   Reliability, Inc.*.........       362,400
     24,900   Relm Wireless Corp.*.......       143,175
     91,900   Respironics, Inc.*.........     2,659,355
     11,100   Robinson Nugent, Inc.......        59,663
      5,500   Scherer Healthcare,
                Inc.*....................        20,625
     47,600   Siliconix, Inc.*...........     1,784,999
     49,900   Spacelabs Medical, Inc.*...     1,104,038
      1,900   Span-America Medical
                Systems, Inc.............        14,013
     25,600   Sunrise Medical, Inc.*.....       408,000
      1,400   Tech-Sym Corp.*............        39,375
     11,800   Teleflex, Inc..............       495,600

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
      7,300   Thermo Optek Corp.*........  $    127,750
     15,100   Thermoquest Corp.*.........       271,800
      9,300   Trident Microsystems,
                Inc.*....................        69,169
    152,600   Uniphase Corp.*............     6,418,737
     23,100   Unit Instruments, Inc.*....       196,350
     11,100   Vicon Industries, Inc.*....       129,038
      8,500   Video Display Corp.*.......        83,938
                                           ------------
                                             45,026,888
                                           ------------
              FINANCIAL INVESTMENTS--0.7%
     36,235   Allied Capital Corp........     1,003,256
     10,900   Cooper Life Sciences*......       427,144
        100   Echelon International
                Corporation, Inc.*.......         2,213
     10,712   Electro Rent Corp.*........       511,498
     10,400   Penn-Virginia Corp.........       302,900
      3,300   Prime Capital Corp.*.......        17,738
     22,900   PS Group Holdings, Inc.....       296,269
     16,700   Refac Technology
                Development Corp.*.......       158,650
     12,200   White River Corp.*.........     1,097,999
                                           ------------
                                              3,817,667
                                           ------------
              FOOD--1.6%
     38,300   Chock Full o' Nuts
                Corp.*...................       296,825
     10,300   Darling International,
                Inc.*....................        88,838
     59,900   Dean Foods Co..............     3,013,719
    105,200   Earthgrains Co.............     4,648,524
     66,400   M & F Worldwide Corp.*.....       601,750
      1,100   Scope Industries, Inc......        69,369
      1,100   Seaboard Corp..............       401,500
                                           ------------
                                              9,120,525
                                           ------------
              HEALTH--1.3%
     50,000   Apogee, Inc.*..............       112,500
      9,900   Caretenders Healthcorp*....        76,725
     22,500   Equimed, Inc.*.............       433,125
     74,000   Hanger Orthopedic Group,
                Inc.*....................     1,244,125
      9,700   Home Health Corporation of
                America*.................        26,978
        500   Horizon Healthcare
                Corp.*...................        12,188
     10,506   National Home Health Care
                Corp.*...................        43,337
      9,200   Novacare, Inc.*............       136,850
     39,600   Option Care, Inc.*.........       168,300
      2,700   Physicians Resource Group,
                Inc.*....................         9,956
    139,100   Quest Diagnostics, Inc.*...     2,338,619
     32,800   Sheridan Healthcare,
                Inc.*....................       557,600

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              HEALTH (CONTINUED)
     19,200   Staff Builders, Inc., Class
                A*.......................  $     43,200
    133,000   Sun Healthcare Group,
                Inc.*....................     2,477,124
      8,400   U.S. Homecare Corp.*.......         2,363
                                           ------------
                                              7,682,990
                                           ------------
              HOUSEHOLD--1.9%
     62,200   ACX Technologies, Inc.*....     1,488,912
     10,000   American Biltrite, Inc.....       301,250
      6,500   Andersen Group, Inc.*......        50,375
      3,400   Cherry Corp., Class B*.....        59,500
     14,300   Continental Can Co.,
                Inc.*....................       558,594
      4,000   Daktronics, Inc.*..........        34,000
     16,600   Escalade, Inc.*............       334,075
      8,200   Furon Co...................       194,238
     14,800   Genlyte Group, Inc.*.......       284,900
     17,200   Johnson Worldwide
                Associates, Inc., Class
                A*.......................       288,100
     18,700   Katy Industries, Inc.......       355,300
    122,000   Kimball International,
                Inc., Class B............     2,805,999
        400   La-Z-Boy, Inc..............        19,975
      6,100   Mikasa, Inc................        82,350
      3,333   Nexus Corp.* (a)...........            --
     23,600   Norwood Promotional
                Products, Inc.*..........       469,050
      7,950   Oneida, Ltd................       242,475
      6,100   Patrick Industries, Inc....        94,931
     24,200   Play By Play Toys &
                Novelties, Inc.*.........       456,775
      1,000   Quixote Corp...............        10,000
     45,500   Riddell Sports, Inc.*......       250,250
     12,500   SL Industries, Inc.........       178,906
      9,300   Stanley Furniture Co.,
                Inc.*....................       370,838
      9,100   TAB Products Co............       121,713
     12,150   Thomas Industries, Inc.....       270,338
      1,700   Trans-Lux Corp.............        23,163
     17,100   Tredegar Industries,
                Inc......................     1,238,680
     12,450   Virco Manufacturing
                Corp.....................       300,356
      1,000   West Co., Inc..............        30,125
     16,950   Wynn's International,
                Inc......................       385,613
                                           ------------
                                             11,300,781
                                           ------------
              INSURANCE--4.0%
     59,100   Acceptance Insurance
                Companies, Inc.*.........     1,407,319
        400   American Financial Group...        17,350
     25,000   Arthur J. Gallagher &
                Co.......................     1,082,813
        300   Citizens Corp..............         9,338

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
      2,000   Crawford & Co., Class B....  $     37,750
      4,000   Donegal Group, Inc.........        93,500
     24,000   E.W. Blanch Holdings,
                Inc......................       921,000
     22,300   EMC Insurance Group,
                Inc......................       298,263
     72,060   Fidelity National
                Financial, Inc...........     2,648,205
     32,800   Financial Security
                Assurance Holdings,,
                Ltd......................     1,791,700
     77,300   First American Financial
                Corp.....................     4,947,199
      4,400   Intercontinental Life
                Corp.*...................        97,350
      9,200   Kansas City Life Insurance
                Co.......................       795,800
     34,200   LandAmerica Financial
                Group, Inc...............     1,547,550
     16,000   Liberty Corp...............       816,000
      7,500   Liberty Financial
                Companies, Inc...........       296,719
      9,800   National Insurance Group...       105,350
      6,100   National Western Life
                Insurance, Class A*......       643,931
      6,000   Nymagic, Inc...............       177,750
      8,000   Professionals Insurance Co.
                Management Group*........       334,000
     50,200   PXRE Corp..................     1,556,200
        800   Reliable Life Insurance
                Co., Class A.............        89,600
     14,200   Standard Management
                Corp.*...................       105,613
     13,900   Stewart Information
                Services Corp............       427,425
    250,000   Willis Corroon Group
                PLC--SP ADR..............     3,343,749
                                           ------------
                                             23,591,474
                                           ------------
              LIQUOR & TOBACCO--0.1%
     20,000   Coors (Adolph) Co., Class
                B........................       700,000
      9,700   Swisher International
                Group, Inc., Class A*....       126,100
                                           ------------
                                                826,100
                                           ------------
              MACHINERY--6.2%
     10,500   Allied Products Corp.......       244,781
      9,700   Amistar Corp.*.............        36,375
     40,600   Ampco-Pittsburgh Corp......       751,100
     30,800   Astec Industries, Inc.*....       785,400
        700   Ball Corp..................        22,925
     21,700   Barnes Group, Inc..........       722,881
      1,300   Brown & Sharpe
                Manufacturing Co.*.......        15,438
      3,700   BTU International, Inc.*...        16,188
     14,400   Butler Manufacturing Co....       518,400
      4,300   Chemi-Trol Chemical Co.....        97,019

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
      3,600   Chicago Rivet & Machine
                Co.......................  $    167,400
      9,800   Cincinnati Milacron,
                Inc......................       312,375
     26,700   Dayton Superior Corp.*.....       539,006
      2,300   Devlieg-Bullard, Inc.*.....         6,038
     13,300   Engineered Support
                Systems..................       319,200
     44,500   ESCO Electronics Corp.*....       734,250
     10,700   Farr Co.*..................       205,975
     20,200   Farrel Corp................       123,725
      1,900   Federal Screw Works........       108,300
      9,300   Franklin Electric Co.,
                Inc......................       637,050
        900   Gardner Denver Machinery,
                Inc.*....................        26,663
     12,700   Gehl Co.*..................       271,463
     21,300   Gencor Industries, Inc.....       619,031
     11,200   General Magnaplate Corp....        85,400
     17,400   Gleason Corp...............       610,088
      9,600   Gorman-Rupp Co.............       187,200
      9,600   Graham Corp.*..............       156,600
    130,600   Griffon Corp.*.............     2,073,275
      6,800   Hardinge, Inc..............       232,050
      6,700   Haskel International, Inc.,
                Class A..................        67,000
      5,040   Hein-Werner Corp.*.........        35,280
     50,300   Johnstown America
                Industries, Inc.*........       823,663
     27,100   Kennametal, Inc............     1,426,138
    120,400   Lincoln Electric Co........     5,493,249
     29,100   Lufkin Industries, Inc.....       945,750
      6,700   Mestek, Inc.*..............       144,469
      1,200   Middleby Corp.*............         8,550
     33,600   Nacco Industries, Inc.,
                Class A..................     4,502,399
      1,100   Nortek, Inc.*..............        35,200
      5,550   Oilgear Co.................        98,513
      4,400   Portec, Inc................        67,925
     13,100   Powell Industries, Inc.*...       140,006
     92,400   Premark International,
                Inc......................     3,060,749
      7,400   Quipp, Inc.*...............       113,775
     18,000   Raytech Corp.*.............        92,250
      3,125   Research, Inc..............        15,625
     10,000   Selas Corporation of
                America..................       100,000
      5,800   Shiloh Industries, Inc.*...       130,500
      9,200   SPX Corp.*.................       702,075
      8,100   Starrett (L.S.) Co., Class
                A........................       314,888
      2,600   Tecumseh Products Co.,
                Class B..................       146,575
      1,500   Toro Co....................        57,469
      8,800   Transtechnology Corp.......       265,100
     15,700   Twin Disc, Inc.............       506,325
    101,400   Varco International,
                Inc.*....................     2,611,049

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
     63,400   Varlen Corp................  $  2,440,899
      3,410   Westwood Corp..............         4,689
     29,800   Zurn Industries, Inc.......     1,411,775
                                           ------------
                                             36,387,481
                                           ------------
              MEDIA--3.6%
     11,100   Advantage Media Group*.....        23,588
     60,300   Bowne & Co., Inc...........     2,494,912
      9,000   Courier Corp...............       256,500
        500   Devon Group, Inc.*.........        29,375
     50,600   Franklin Covey Co.*........     1,230,213
      4,600   Grey Advertising...........     1,706,600
    129,500   Houghton Mifflin Co........     4,127,812
     14,300   K-Tel International,
                Inc.*....................       100,994
     57,500   Media General, Inc., Class
                A........................     2,828,280
     26,800   Merrill Corp...............       589,600
      1,600   Metatec Corp.*.............         7,600
     12,500   Plenum Publishing Corp.....       815,625
     28,066   Pulitzer Publishing Co.....     2,241,772
     18,700   Sinclair Broadcast Group,
                Inc., Class A*...........     1,077,588
     23,600   Standard Register Co.......       800,925
     44,400   Standex International
                Corp.....................     1,359,750
     40,800   TMP Worldwide, Inc.*.......     1,300,500
                                           ------------
                                             20,991,634
                                           ------------
              METALS--4.3%
      4,800   Brush Wellman, Inc.........       136,800
     10,900   Chase Industries, Inc.*....       337,219
     49,400   Cleveland-Cliffs, Inc......     2,655,250
      3,600   Curtiss-Wright Corp........       139,500
     34,600   Encore Wire Corp.*.........     1,120,175
      1,400   Foster (L.B.) Corp.*.......         7,525
      5,800   General Housewares Corp....        64,163
     19,400   Insilco Corp.*.............       834,200
     16,000   Lindberg Corp..............       282,000
    416,400   LTV Corp...................     5,465,249
     48,200   Mueller Industries,
                Inc.*....................     3,051,662
     74,400   NS Group, Inc.*............     1,088,100
     24,600   Roanoke Electric Steel
                Corp.....................       507,375
      9,800   Rouge Industries, Inc.,
                Class A..................       152,513
     15,700   Steel of West Virginia,
                Inc.*....................       160,925
     47,400   Superior TeleCom, Inc......     1,978,950
    104,200   Texas Industries, Inc......     6,024,062
     35,900   Wolverine Tube, Inc.*......     1,440,488
                                           ------------
                                             25,446,156
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MISCELLANEOUS
                FINANCIAL--3.0%
     10,100   Advest Group, Inc..........  $    248,713
     16,900   Atalanta Sosnoff Capital
                Corp.....................       178,506
     18,600   Charles (J. W.) Financial
                Services, Inc.*..........       215,063
     75,000   Eaton Vance Corp...........     3,614,062
     28,400   Everen Capital Corp........     1,253,150
      1,500   Interstate/Johnson Lane,
                Inc......................        45,750
     82,500   Jefferies Group, Inc.......     4,661,249
      6,900   John Nuveen Co., Class A...       252,713
      4,500   National Discount
                Brokers*.................        52,313
    114,700   Raymond James Financial,
                Inc......................     4,996,618
      1,900   Ryan Beck & Co.............        19,475
     50,390   Southwest Securities Group,
                Inc......................     1,392,024
     19,110   Stifel Financial Corp......       324,870
      9,800   Value Line, Inc............       420,175
                                           ------------
                                             17,674,681
                                           ------------
              OFFICE MACHINERY--2.3%
     79,800   Baldwin Technology Company,
                Inc., Class A*...........       438,900
    101,100   BancTec, Inc.*.............     2,489,587
     15,400   Dataram Corp.*.............       182,875
     69,700   Digi International,
                Inc.*....................     1,921,105
     18,400   Equinox Systems, Inc.*.....       393,300
     27,000   General Binding Corp.......       879,188
     47,700   Genicom Corp.*.............       578,363
     50,600   Gerber Scientific, Inc.....     1,318,763
     25,925   Gradco Systems, Inc.*......       184,716
     13,600   Key Tronic Corp.*..........        42,500
     39,400   Network Equipment
                Technologies, Inc.*......       640,250
     38,200   Pinnacle Systems, Inc.*....     1,446,825
     13,300   Printronix, Inc.*..........       222,775
     53,500   PSC, Inc.*.................       611,906
      4,000   Rainbow Technologies,
                Inc.*....................       103,000
     33,200   Scan Optics, Inc.*.........       197,125
     33,300   Stratus Computer, Inc.*....     1,467,281
     18,600   Thrustmaster, Inc.*........       237,150
                                           ------------
                                             13,355,609
                                           ------------
              OIL--0.7%
     49,300   American Resources of
                Delaware*................       135,575
     10,800   Clayton Williams Energy,
                Inc.*....................       137,700
     35,800   Devon Energy Corp..........     1,391,725
     17,800   Evergreen Resources,
                Inc.*....................       304,825

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              OIL (CONTINUED)
      6,000   Hallwood Consolidated
                Resources Corp.*.........  $     87,000
     39,400   Houston Exploration Co.*...       849,563
      3,100   Marine Petroleum Trust.....        55,800
     25,600   Maynard Oil Co.*...........       281,600
     23,000   Mitchell Energy &
                Development, Class B.....       609,500
      3,500   Petrocorp, Inc.*...........        28,875
     24,000   Petroleum Development
                Corp.*...................       142,500
      3,600   Prima Energy Corp.*........        64,800
                                           ------------
                                              4,089,463
                                           ------------
              OIL SERVICES--2.3%
     53,600   American Oilfield Divers,
                Inc.*....................       773,850
     25,000   Dawson Geophysical Co.*....       396,875
      4,000   Holly Corp.................       108,500
         40   ICO, Inc.*.................           193
    112,500   Oceaneering International,
                Inc.*....................     2,221,875
     80,000   Pool Energy Services
                Co.*.....................     1,870,000
     36,400   RPC, Inc...................       445,900
    108,500   Seitel, Inc.*..............     1,641,063
    114,800   Veritas DGC, Inc.*.........     5,804,574
                                           ------------
                                             13,262,830
                                           ------------
              OTHER UTILITIES--2.7%
    380,200   Allied Waste Industries,
                Inc.*....................     9,493,118
      7,100   Atrion Corp................        79,875
      1,800   California Water Sevice....        48,713
      1,000   Connecticut Services,
                Inc......................        32,625
      2,700   Dominguez Services Corp....        51,300
     12,700   Eastern Enterprises........       546,099
      1,000   Essex County Gas Co........        46,125
        500   Fluor Daniel/GTI, Inc.*....         4,813
     13,600   GZA GeoEnvironmental
                Technologies, Inc.*......        68,000
     15,600   Harding Lawson Associates
                Group*...................       145,275
     10,400   NSC Corp...................        20,800
      6,600   Providence Energy Corp.....       138,188
        800   Roanoke Gas Co.............        17,800
      3,700   SJW Corp...................       260,388
      8,600   Southern California Water
                Co.......................       223,600
      3,465   Southwest Water Co.........        53,708
     15,300   TRC Companies, Inc.*.......        75,544
      8,100   Washington Gas Light Co....       221,738
     89,400   Wicor, Inc.................     4,324,724
                                           ------------
                                             15,852,433
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              PAPER--1.1%
     10,000   ABT Building Products
                Corp.*...................  $    165,000
     27,600   American Woodmark Corp.....       717,600
     11,300   Baltek Corp.*..............       108,056
      1,000   Carmel Container Systems
                Ltd.*....................         6,875
      2,800   CSS Industries, Inc.*......        91,875
     28,600   Drypers Corp.*.............       196,625
     20,300   Fibermark, Inc.*...........       473,244
      3,400   Holopak Technologies,
                Inc.*....................        10,200
      4,800   Rayonier, Inc..............       219,300
    166,700   Rock-Tenn Co., Class A.....     2,656,781
      8,200   THT, Inc.*.................        29,213
     23,600   TJ International, Inc......       755,200
      6,900   Tufco Technologies,
                Inc.*....................        60,375
     12,400   Ultra Pac, Inc.*...........       189,100
     43,120   Wausau-Mosinee Paper
                Corp.....................       994,455
                                           ------------
                                              6,673,899
                                           ------------
              REAL ESTATE ASSETS--7.0%
     14,500   Abrams Industries, Inc.....       114,188
     91,600   American General
                Hospitality Corp.........     2,536,175
     12,200   Angeles Mortgage Investment
                Trust, Class A...........       228,750
    102,700   Brandywine Realty Trust....     2,445,544
     70,600   Capstone Capital Corp......     1,716,463
     57,200   CB Commercial Real Estate
                Services Group, Inc.*....     2,288,000
      1,900   CBL & Associates
                Properties, Inc..........        46,550
     45,200   Commercial Assets, Inc.....       299,450
      1,700   DeWolfe Companies, Inc.*...        10,625
     19,500   Essex Property Trust,
                Inc......................       669,094
     80,200   Excel Realty Trust, Inc....     2,857,125
     16,500   FAC Realty Trust, Inc.*....       161,906
     92,100   Felcor Suite Hotels,
                Inc......................     3,413,455
    148,600   First Industrial Realty
                Trust, Inc...............     5,349,599
        900   Florida East Coast
                Industries, Inc..........       100,013
      3,400   FM Properties, Inc.*.......        19,550
      1,400   Franklin Select Realty
                Trust....................         9,100
     31,100   Highwoods Properties,
                Inc......................     1,098,219
     93,700   Hospitality Properties
                Trust....................     3,320,493

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE ASSETS
                (CONTINUED)
     11,900   ILX Resorts, Inc.*.........  $     81,813
     25,800   Impac Mortgage Holdings,
                Inc......................       440,213
      8,600   INMC Mortgage Holdings,
                Inc......................       215,000
    128,200   Innkeepers USA Trust.......     2,099,275
      2,000   Kaiser Ventures, Inc.*.....        26,375
      7,000   Kennedy-Wilson, Inc.*......       240,625
     36,000   Lexford Residential
                Trust*...................       724,500
      3,100   LNR Property...............        82,925
     10,300   Mays (J.W.), Inc.*.........       139,050
        110   New Mexico & Arizona Land
                Co.*.....................         1,519
     13,900   Omega Healthcare Investors,
                Inc......................       542,100
    123,000   Prentiss Properties
                Trust....................     3,213,375
     27,000   Price Enterprises, Inc.....       516,375
        700   Realty Income Corp.........        19,031
      3,400   Resurgence Properties,
                Inc......................         4,675
     57,100   Security Capital
                Atlantic.................     1,199,100
     44,600   Shurgard Storage Centers,
                Class A..................     1,254,375
     14,000   Sovran Self Storage,
                Inc......................       415,625
    117,500   Taubman Centers, Inc.......     1,534,844
     23,200   Thornburg Mortgage Asset
                Corp.....................       368,300
     10,900   United Capital Corp.*......       257,513
     42,600   Walden Residential
                Properties, Inc..........     1,075,650
      1,957   Wilshire Oil of Texas......        11,008
                                           ------------
                                             41,147,565
                                           ------------
              RETAIL/WHOLESALE--7.8%
      1,500   Aceto Corp.................        33,000
     16,700   Advanced Marketing
                Services, Inc.*..........       313,125
     86,600   Ames Department Stores,
                Inc.*....................     1,829,424
     80,900   Anixter International,
                Inc.*....................     1,491,594
      4,000   Arden Group, Inc., Class
                A*.......................       568,000
      3,552   Bell Industries, Inc.*.....        50,172
     14,400   Bell Microproducts,
                Inc.*....................       108,000
    170,200   BJ's Wholesale Club,
                Inc.*....................     6,637,799
     32,200   Bon-Ton Stores, Inc.*......       491,050
    102,220   Burlington Coat Factory
                Warehouse................     1,776,072
     17,600   Cameron Ashley Building
                Products*................       322,300
      1,200   Carr-Gottstein Foods
                Co.*.....................         6,525
     15,000   Cash America International,
                Inc......................       243,750
     34,500   Catherines Stores Corp.*...       271,688

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              RETAIL/WHOLESALE
                (CONTINUED)
      7,600   Cole National Corp., Class
                A*.......................  $    293,550
      1,100   Crowley Milner & Co.*......         7,700
     16,100   D & K Healthcare
                Resources*...............       217,350
      8,800   D.I.Y. Home Warehouse,
                Inc.*....................        24,750
        500   DEB Shops, Inc.............         3,500
      6,600   Discount Auto Parts,
                Inc.*....................       160,050
     57,800   Dominick's Supermarkets,
                Inc.*....................     2,629,899
      7,300   Dress Barn, Inc.*..........       209,875
     64,900   Drug Emporium, Inc.*.......       271,769
      7,400   Evans, Inc.*...............         7,863
     49,700   Ezcorp, Inc., Class A*.....       590,188
      6,000   Fabric Centers of America,
                Class A*.................       186,750
      1,300   Fingerhut Companies........        33,719
      1,600   Foodarama Supermarkets*....        58,800
     53,500   Friedman's, Inc., Class
                A*.......................     1,086,719
     15,219   Genovese Drug Stores, Class
                A........................       336,720
     26,300   Goody's Family Clothing,
                Inc.*....................     1,163,775
      5,400   Government Technology
                Services*................        29,025
      5,800   Hancock Fabrics, Inc.......        90,263
      3,700   Haverty Furniture
                Companies, Inc...........        69,375
     14,333   Herbalife International,
                Class A..................       361,908
     22,566   Herbalife International,
                Class B..................       534,532
     31,000   Homebase, Inc.*............       259,625
      3,600   IIC Industries, Inc.*......        38,981
      8,700   Insurance Auto Auctions,
                Inc.*....................        95,700
     78,900   International Multi-Foods
                Corp.....................     2,362,068
      1,700   Jan Bell Marketing,
                Inc.*....................         8,075
      7,600   Jos. A. Bank Clothiers,
                Inc.*....................        57,000
      8,600   Krug International
                Corp.*...................        47,300
     65,700   Linens 'N Things, Inc.*....     3,609,393
     13,800   Marsh Supermarkets, Inc.,
                Class A..................       215,625
      2,500   McRae Industries, Class
                A........................        19,688
      9,600   Moore Medical Corp.*.......       109,200
      5,700   Noland Co..................       133,950
     14,100   Pamida Holdings*...........        70,500
     13,500   Perfumania, Inc.*..........        35,438
      1,000   Pharmhouse Corp.*..........         5,250
     23,500   Piercing Pagoda, Inc.*.....       734,375
     25,600   Programmer's Paradise,
                Inc.*....................       243,200
        600   Rag Shops, Inc.*...........         1,688

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              RETAIL/WHOLESALE
                (CONTINUED)
     11,748   Reeds Jewelers, Inc.*......  $     45,524
      4,300   Republic Automotive Parts,
                Inc.*....................        77,938
     72,700   Ruddick Corp...............     1,349,494
      5,850   Schultz Sav-o Stores,
                Inc......................        97,988
      9,400   Seaway Food Town, Inc......       263,200
      5,700   Shoe Carnival, Inc.*.......        61,275
     34,700   Shopko Stores, Inc.*.......     1,099,556
     21,300   Software Spectrum, Inc.*...       463,275
      7,300   Sound Advice, Inc.*........        21,672
     11,000   Speizman Industries,
                Inc.*....................        78,375
     16,500   Sport Chalet, Inc.*........        82,500
     70,600   Stanhome, Inc..............     1,901,787
     29,000   Syms Corp.*................       409,625
     19,500   Syncor International
                Corp.*...................       354,656
     44,300   Trans World Entertainment
                Corp.*...................     1,229,325
      6,700   Ultimate Electronics,
                Inc.*....................        23,450
     12,600   Unapix Entertainment,
                Inc.*....................        58,275
     55,400   United Retail Group,
                Inc.*....................       349,713
     28,200   United Stationers, Inc.*...     1,743,113
     46,400   Value City Department
                Stores, Inc.*............       785,900
     10,700   Village Supermarket, Inc.,
                Class A*.................       137,763
      6,000   Western Beef, Inc.*........        45,750
    169,200   Zale Corp.*................     4,885,649
                                           ------------
                                             46,123,438
                                           ------------
              SERVICES--15.2%
      6,900   ABM Industries, Inc........       214,331
    280,700   A. C. Nielsen Corp.*.......     7,421,005
     64,000   Activision, Inc.*..........       688,000
    113,800   ADVO, Inc.*................     3,143,725
     38,200   American Business
                Information, Class A*....       501,375
     90,000   American Business
                Information, Class B*....     1,282,500
      7,800   Analysis & Technology,
                Inc......................       167,700
     20,000   Analysts International
                Corp.....................       585,000
     42,300   Ardent Software, Inc.*.....       613,350
     11,600   ASA International Ltd.*....        21,750
     49,100   Automobile Protection
                Corp.*...................       653,644
     30,900   Baker (Michael) Corp.*.....       305,138
     34,600   Barra, Inc.*...............       986,100
      8,500   Berlitz International,
                Inc.*....................       230,031
      1,000   Butler International,
                Inc.*....................        22,000
     49,500   CDI Corp.*.................     2,131,594
     28,300   Chemed Corp................     1,160,300

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
     12,000   Children's Discovery
                Centers*.................  $    144,188
     11,900   CPI Corp...................       301,219
     20,600   Datastream Systems,
                Inc.*....................       455,775
    150,700   Discreet Logic, Inc.*......     2,458,294
      3,800   Duff & Phelps Credit Rating
                Co.......................       191,425
     44,600   Education Management
                Corp.*...................     1,516,400
     45,000   Emcon, Inc.*...............       219,375
     35,600   Exponent, Inc.*............       356,000
      7,350   FDP Corp...................        81,309
      5,600   General Automation,
                Inc.*....................         7,350
      8,200   Group 1 Software, Inc.*....        61,500
     26,200   GT Interactive Software
                Corp.*...................       186,675
     57,800   Harbinger Corp.*...........     2,181,950
        300   Healthcare Services Group,
                Inc.*....................         4,350
     57,900   Infinium Software, Inc.*...     1,154,381
    145,900   Information Resources,
                Inc.*....................     2,370,875
    154,600   Intergraph Corp.*..........     1,309,269
    173,000   Interim Services, Inc.*....     5,838,750
     27,800   International Microcomputer
                Software, Inc.*..........       437,850
    105,100   Intersolv, Inc.*...........     1,885,231
     82,900   Kelly Services, Inc., Class
                A........................     3,108,750
     24,000   LCS Industries.............       387,000
      9,800   Liberty Technologies,
                Inc.*....................        33,075
      1,100   M/A/R/C, Inc...............        16,431
     15,100   MacNeal-Schwendler
                Corp.*...................       178,369
      5,600   Mapinfo Corp.*.............        65,100
      1,200   Market Facts, Inc.*........        23,700
      5,600   Marlton Technologies,
                Inc.*....................        39,900
     64,500   Metromail Corp.*...........     2,233,313
     16,000   Midway Games, Inc.*........       367,000
      8,610   Monro Muffler Brake,
                Inc.*....................       143,141
    210,600   National Computer Systems,
                Inc......................     4,738,500
     18,000   National Technical Systems,
                Inc......................       149,906
     20,000   Norrell Corp...............       451,250
     12,100   Opinion Research Corp.*....        74,869
     33,800   PCA International, Inc.....       760,500
    120,800   Personnel Group of America,
                Inc.*....................     2,748,200
      4,200   Personnel Management,
                Inc.*....................        58,800
      8,850   Pinkertons, Inc.*..........       204,103
    119,600   Platinum Technology,
                Inc.*....................     3,079,700
     54,200   Policy Management Systems
                Corp.*...................     4,352,938
     61,300   Progress Software Corp.*...     1,839,000
     37,800   Regis Corp.................     1,134,000

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
     36,200   Renaissance Worldwide,
                Inc.*....................  $    993,238
      7,900   SEI Investment Co..........       539,175
     43,700   Siebel Systems, Inc.*......     1,256,375
     74,000   Snyder Communications,
                Inc.*....................     3,468,750
      3,100   SofTech, Inc.*.............        13,563
      1,600   Spire Corp.*...............        20,400
     37,700   SPS Transaction Services,
                Inc.*....................     1,046,175
     35,700   Stone & Webster, Inc.......     1,668,975
     31,400   Symix Systems, Inc.*.......       565,200
     74,200   Systems & Computer
                Technology Corp.*........     3,060,750
     13,900   Techforce Corp.*...........       121,191
     29,200   Thomas Group, Inc.*........       262,800
     62,396   Titan Corp.*...............       409,474
      6,250   Trio Tech International*...        33,203
     37,300   Unifirst Corp..............     1,044,400
     17,100   URS Corp.*.................       269,325
      3,900   Wang Laboratories, Inc.*...       120,656
     79,900   Yahoo!, Inc.*..............     7,385,758
                                           ------------
                                             89,756,662
                                           ------------
              SOAPS & COSMETICS--0.2%
     22,866   Block Drug Company, Inc.,
                Class A..................       960,372
     39,200   Cascade International,
                Inc.* (a)................            --
      8,650   Del Laboratories, Inc......       276,800
     30,200   Scott's Liquid Gold,
                Inc......................        94,375
                                           ------------
                                              1,331,547
                                           ------------
              TELEPHONE--0.5%
     24,400   Atlantic Tele-Network,
                Inc.*....................       268,400
      1,600   Commonwealth Telephone
                Enterprise*..............        45,000
      2,900   Emerging Communications
                Corp.*...................        20,300
     11,000   Hector Communications
                Corp.*...................       130,625
      2,000   Pricellular Corp., Class
                A*.......................        25,500
      5,100   Primus Telecommunications
                Group*...................       147,900
     53,200   United Video Satellite
                Group, Inc., Class A*....     2,261,000
                                           ------------
                                              2,898,725
                                           ------------
              TEXTILES--2.6%
     29,100   Burlington Industries,
                Inc.*....................       511,069
     16,000   Concord Fabrics, Inc.,
                Class A*.................       150,000
     10,300   Decorator Industries,
                Inc......................       108,150
     52,900   Dixie Group, Inc...........       611,656

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              TEXTILES (CONTINUED)
      7,800   Dyersburg Corp.............  $     60,938
     30,900   G-III Apparel Group,
                Ltd.*....................       185,400
     10,000   Guilford Mills, Inc........       295,000
     43,900   Haggar Corp................       647,525
      1,500   Hallwood Group, Inc.*......        48,750
      8,300   Hampton Industries*........        61,213
      4,000   Jaclyn, Inc.*..............        20,000
    103,400   Kellwood Co................     3,192,475
     20,700   Maxwell Shoe Company, Inc.,
                Class A*.................       327,319
     12,150   Mohawk Industries, Inc.*...       382,725
     14,800   Norton McNaughton, Inc.*...        71,225
     38,000   Oshkosh B'Gosh, Inc., Class
                A........................     1,517,625
     11,800   Oxford Industries, Inc.....       370,225
      9,226   Pillowtex Corp.............       446,884
      8,500   Polymer Group, Inc.*.......       111,031
     15,200   Quaker Fabric Corp.*.......       387,600
     60,400   Springs Industries, Class
                A........................     3,318,224
     30,700   Supreme International
                Corp.*...................       383,750
     25,300   Timberland Co., Class A*...     1,808,950
     31,200   Vans, Inc.*................       331,500
      2,000   Weyco Group, Inc...........        44,000
                                           ------------
                                             15,393,234
                                           ------------
              TRANSPORTATION--0.9%
     12,200   B & H Ocean Carriers
                Ltd.*....................        53,375
      9,700   Boyd Brothers
                Transportation*..........        89,725
     16,200   Consolidated
                Freightways*.............       275,400
     14,400   Intrav, Inc................       208,800
     27,100   Kitty Hawk, Inc.*..........       596,200
     10,800   Mark VII, Inc.*............       194,400
      6,150   Marten Transport, Ltd.*....       112,238
      4,400   MTL, Inc.*.................       169,400
     15,500   Oglebay Norton Co..........       639,375
      5,400   Old Dominion Freight
                Line*....................        92,475
     97,900   Pittston Burlington
                Group....................     1,529,687
     39,700   Roadway Express, Inc.......       975,131
     12,000   Yellow Corp.*..............       229,500
                                           ------------
                                              5,165,706
                                           ------------
              TRAVEL/ENTERTAINMENT--3.2%
     18,900   Ark Restaurants Corp.*.....       217,350
     16,300   Back Bay Restaurant
                Group*...................       120,213
      3,000   Benihana, Inc.*............        39,563
     17,100   Bertucci's, Inc.*..........       131,456
     10,300   BFX Hospitality Group,
                Inc.*....................        25,106
     32,200   Bob Evans Farms, Inc.......       682,238

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              TRAVEL/ENTERTAINMENT
                (CONTINUED)
     70,865   Budget Group, Inc., Class
                A*.......................  $  2,657,437
    174,100   Buffets, Inc.*.............     2,393,874
     14,200   Davco Restaurants, Inc.*...       280,450
      3,900   Elxsi Corp.*...............        56,063
     19,600   Garden Fresh Restaurant
                Corp.*...................       366,275
     59,900   Host Marriott Services
                Corp.*...................       846,088
     18,600   Inland Entertainment
                Corp.*...................        52,313
     41,700   Lone Star Steakhouse &
                Saloon*..................       946,068
     25,400   Luby's Cafeteria, Inc......       482,600
      2,700   Main Street & Main,
                Inc.*....................         8,775
        450   Marcus Corp................         7,931
      1,300   Max & Erma's Restaurant,
                Inc.*....................         8,531
        600   Monarch Casino & Resort....         3,525
     65,300   Movie Gallery, Inc.*.......       497,913
     10,000   Nathan's Famous, Inc.*.....        40,000
     27,700   NPC International, Inc.*...       367,025
     21,500   Piccadilly Cafeterias,
                Inc......................       271,438
      5,000   PLM International, Inc.*...        29,688
     15,400   Premier Parks, Inc.*.......       893,200
      6,200   Quintel Entertainment,
                Inc.*....................        34,100
     33,500   Reading Entertainment,
                Inc.*....................       443,875
     87,200   Red Roof Inns, Inc.*.......     1,591,399
        900   Riviera Holdings Corp.*....         9,788
     16,100   Ruby Tuesday, Inc..........       507,150
    240,200   Ryan's Family Steak Houses,
                Inc.*....................     2,176,812
     12,200   Sbarro, Inc................       359,900
     27,600   Showbiz Pizza*.............       919,424
        700   Skyline Chili, Inc.*.......         4,769
      8,300   Sonesta International
                Hotels Corp., Class A....       112,050
     16,700   Spaghetti Warehouse,
                Inc.*....................       115,856
      1,000   Supertel Hospitality,
                Inc.*....................        12,250
     74,500   Taco Cabana, Inc., Class
                A*.......................       512,188
        100   UNO Restaurant Corp.*......           713
     11,700   VICORP Restaurants,
                Inc.*....................       214,988
     65,900   Video Update, Inc., Class
                A*.......................       226,531
      3,700   Wall Street Deli, Inc.*....        12,950
                                           ------------
                                             18,679,863
                                           ------------
              TOTAL COMMON STOCKS (COST
                $496,185,256)--98.1%.....   578,073,544
                                           ============
                                           MARKET VALUE
                                           ------------
REPURCHASE AGREEMENTS--3.2%
BANKING--3.2%
State Street Bank, dated 3/31/98, due
4/1/98 at 5.00% with a maturity value of
$18,737,602 (Collateralized by
$13,760,000 U.S. Treasury Note, 9.125%,
5/15/18, market value--$19,114,374)......   $18,735,000
                                           ------------
TOTAL REPURCHASE AGREEMENTS (COST
$18,735,000).............................    18,735,000
                                           ------------
SECURITIES HELD AS COLLATERAL ON
  SECURITIES LOANED--2.6%
Seven Seas Prime, 5.45%..................     1,296,325
Dreyfus Government, 5.39%................       112,700
Federated Treasury Obligations, 5.72%....        15,192
ACM Prime, 5.46%.........................       594,260
AMR, 5.40%...............................     5,823,056
Goldman Financial Square Prime, 5.51%....        48,507
PNC Temp Fund, 5.44%.....................       126,271
PNC Treasury Fund, 5.58%.................     4,708,531
JANUS Government, 5.76%..................       279,976
JANUS Money Market Fund, 5.60%...........     2,079,663
SEI Prime Obligation, 5.51%..............       327,039
                                           ------------
TOTAL SECURITIES HELD AS COLLATERAL ON
  SECURITIES LOANED......................    15,411,520
                                           ============
TOTAL INVESTMENTS (COST $530,331,776)(B)
--103.9%.................................   612,220,064
COLLATERAL AS SECURITIES
LOANED--(2.6%)...........................  (15,411,520)
                                           ------------
LIABILITIES IN EXCESS OF OTHER
ASSETS--(1.3%)...........................   (7,745,592)
                                           ------------
TOTAL NET ASSETS--100.0%.................  $589,062,952
                                           ============

---------------
*  Non-income producing security.

(a) Bankrupt security; valued by Management (Note 2).

(b) At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $531,132,367. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized
  appreciation..........  $ 90,554,654
Unrealized
  depreciation..........    (9,466,957)
                          ------------
Net unrealized
  appreciation..........  $ 81,087,697
                          ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     Value stocks were seriously battered in 1997, in most part due to the hysteria triggered by mishandled financial systems and badly timed fiscal policies. In this environment, value stocks behaved more like speculative assets requiring significant pricing discounts. Based on a BARRA-like attribution analysis over the period, momentum stocks (high relative strength) outperformed value stocks (high book to price) by more than 7% on an annualized basis, a very rare case in the last 25 years. Because our investment strategies tend to favor stocks with negative relative strength and a value bias, Rosenberg's investment strategies experienced significant losses from these unusual market pressures during this period.

     We do not plan to change Rosenberg's strategy for the Japan Fund in 1998. A sudden but short reversal of fortune by value stocks in January and February this year convinced us that a shift of our long-term strategy would only add another dimension of risk to the Fund's performance. We believe that equity markets are globally traded based on rational pricing justified by underlying fundamental and earnings prospects. The Japanese equity market is no exception to this long-term investment principle.

---------------
International investing involves increased risk and volatility.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS--100.3%
              AUTOS--6.7%
      2,000   Aisan Industry Co., Ltd....  $      7,799
      2,000   Daihatsu Motor Co., Ltd....         7,724
        700   Exedy Corp.................         4,210
      1,000   Honda Motor Co., Ltd.......        35,995
      1,000   Yachiyo Industry Co.,
                Ltd......................         5,812
                                           ------------
                                                 61,540
                                           ------------
              BANKING--12.9%
      4,000   The Bank of
                Tokyo -- Mitsubishi,
                Ltd......................        48,594
      1,000   The Chugoku Bank, Ltd......        13,423
      1,000   The Industrial Bank of
                Japan, Ltd...............         6,824
      2,000   The Mitsui Trust & Banking
                Co., Ltd.................         4,694
      5,000   The Sanwa Bank, Ltd........        44,619
                                           ------------
                                                118,154
                                           ------------
              BUILDING--1.3%
      2,000   Maeda Corp.................         6,149
      2,000   SXL Corp...................         5,474
                                           ------------
                                                 11,623
                                           ------------
              CHEMICALS--3.7%
      2,000   Asahi Chemical Industry
                Co., Ltd.................         7,469
      2,000   Hitachi Chemical Co.,
                Ltd......................        12,208
      1,000   Sumitomo Rubber Industries,
                Ltd......................         5,197
      3,000   Teijin Ltd.................         8,886
                                           ------------
                                                 33,760
                                           ------------
              COMPUTER--4.5%
      3,000   Fujitsu Ltd................        31,271
      1,000   NEC Corp...................        10,049
                                           ------------
                                                 41,320
                                           ------------
              DRUGS--5.9%
      1,000   Dai-Ichi Pharmaceutical
                Co., Ltd.................        12,673
      1,000   Hisamitsu Pharmaceutical
                Co., Inc.................         6,944
      1,000   Yamanouchi Pharmaceutical
                Co., Inc.................        22,947
      2,000   Yoshitomi Pharmaceutical
                Industries, Ltd..........        11,594
                                           ------------
                                                 54,158
                                           ------------
              ELECTRIC UTILITIES--3.9%
      1,000   Kansai Electric Power Co.
                Inc......................        16,798
      1,000   The Tokyo Electric Power
                Co., Inc.................        18,897
                                           ------------
                                                 35,695
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS--23.8%
      3,000   Alps Electric Co., Ltd.....  $     25,422
      2,000   Alpine Electronics, Inc....        17,548
      1,000   Matsushita Communication
                Industrial Co., Ltd......        32,021
      4,000   Matsushita Electric
                Industrial Co., Ltd......        64,191
      2,000   New Japan Radio Co., Ltd...         5,774
      2,000   Nippon Chemi-Con Corp......         6,839
        500   Sony Corp..................        42,369
      2,000   Tamura Corp................         7,349
      2,000   Victor Co. of Japan, Ltd...        16,198
                                           ------------
                                                217,711
                                           ------------
              FOOD--0.4%
      3,000   Maruha Corp................         3,555
                                           ------------
              HOUSEHOLD--1.1%
      1,000   Yamaha Corp................         9,749
                                           ------------
              INSURANCE--1.4%
      2,000   The Dai-Tokyo Fire & Marine
                Insurance Co., Ltd.......         7,859
      1,000   The Nichido Fire & Marine
                Insurance Co., Ltd.......         5,399
                                           ------------
                                                 13,258
                                           ------------
              LIQUOR & TOBACCO--2.0%
      2,000   Kirin Brewery Co., Ltd.....        17,848
                                           ------------
              MACHINERY--4.2%
      2,000   Amada Sonoike Co., Ltd.....         5,399
      3,000   Fuji Electric Co. Ltd......        10,281
      3,000   Furukawa Co., Ltd..........         4,927
      2,000   Sintokogio, Ltd............         8,549
      1,000   THK Co., Ltd...............         9,674
                                           ------------
                                                 38,830
                                           ------------
              MEDIA--1.3%
        200   Asahi Broadcasting Corp....        11,548
                                           ------------
              METALS--3.4%
      3,000   Dowa Mining Co., Ltd.......         7,941
      2,000   Hitachi Metals, Ltd........         7,949
      3,000   Mitsubishi Cable
                Industries, Ltd..........         6,817

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              METALS (CONTINUED)
      3,000   Mitsubishi Materials
                Corp.....................  $      5,759
      3,000   NKK Corp...................         2,700
                                           ------------
                                                 31,166
                                           ------------
              MISCELLANEOUS
                FINANCIAL--3.9%
      3,000   The Nomura Securities Co.,
                Ltd......................        35,320
                                           ------------
              OFFICE MACHINERY--5.8%
      3,000   Asahi Optical Co., Ltd.....         6,862
      1,000   Fuji Photo Film Co., Ltd...        37,195
      2,000   Konica Corp................         9,089
                                           ------------
                                                 53,146
                                           ------------
              OIL DISTRIBUTION--1.3%
      2,000   Showa Shell Sekiyu K.K.....        12,028
                                           ------------
              PAPER--1.2%
      2,000   Daio Paper Corp............        11,114
                                           ------------
              REAL ESTATE ASSETS--1.3%
      2,000   Sumitomo Realty &
                Development Co., Ltd.....        11,788
                                           ------------
              RETAIL/WHOLESALE--4.0%
      4,000   Itochu Corp................         9,599
      3,000   Mitsui & Co., Ltd..........        19,078
      3,000   Nissho Iwai Corp...........         8,211
                                           ------------
                                                 36,888
                                           ------------
              SERVICES--2.5%
      1,000   Hitachi Information Systems
                Ltd......................         9,749
      2,000   Intec Inc..................        13,348
                                           ------------
                                                 23,097
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION--3.8%
      2,000   Seino Transportation Co.,
                Ltd......................  $     13,303
      3,000   Tobu Railway Co., Ltd......         9,696
      3,000   Tokyu Corp.................        12,148
                                           ------------
                                                 35,147
                                           ------------
              TOTAL COMMON STOCKS (COST
                $1,069,041)--100.3%......       918,443
                                           ------------
              TOTAL INVESTMENTS (COST
                $1,069,041)
                (A)--100.3%..............       918,443
              LIABILITIES IN EXCESS OF
                OTHER ASSETS--(0.3)%.....        (2,553)
                                           ------------
              TOTAL NET ASSETS--100.0%...  $    915,890
                                           ============

---------------

(a) At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,069,041. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation....  $  48,241
Unrealized depreciation....   (198,839)
                             ---------
Net unrealized
  depreciation.............  $(150,598)
                             =========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The international markets have gone through a tumultuous year. For the year ended March 31,1998, international small stocks, as measured by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS),(1) gained 0.46%. During the same period, international large stocks, as measured by the Morgan Stanley Capital International Europe, Australasia, and Far East Standard Index (MSCI Standard EAFE), gained 18.92%. The imminent Economic Monetary Union
(EMU) in Europe, the continued weakness in the Asian markets and the long-awaited small stock recovery have been the predominant themes in international markets lately.

     In an effort to qualify for EMU entry, European countries have been making remarkable progress in reducing domestic inflation and deficits. Companies across Europe are benefiting from falling interest rates, and domestic sentiment continues to improve. The financial crisis in Asia has not yet impacted the European markets. In 1997, small stocks in Europe gained only 6%, while large stocks posted gains of over 24%.(2) In 1998, the performance gap between large and small European stocks has narrowed significantly. During the first quarter, European small stocks returned 20%; comparable to the returns posted by large European companies. Large companies have been the immediate beneficiaries of the strong U.S. dollar since 1997. Small companies are now reaping the benefit as domestic sentiment continues to climb and domestic consumption accelerates. For the year ended March 31, 1998, small stocks in Italy returned an impressive 116%, followed by a 47% gain in Spain. Both countries have been successful in reforming their economies, and this has propelled these markets to reach new heights.

     The picture is much gloomier for the markets in Asia. In Japan, the numerous enacted financial stimulus packages failed to address the fundamental problem of the economy, and investors have been responding with indifference and disappointment. To emerge from its 10-year malaise, Japan will need to take bolder steps to overhaul its economic structure. Due to low investors' confidence, Japanese small stocks were severely penalized relative to large stocks in 1997. In 1998, we are observing a strong reversal. In the first quarter of 1998, Japanese small stocks returned 16%, surpassing the 2% gain from large stocks. Comparing the valuation ratios between small and large stocks, despite the recent rally, small stocks are still trading at below the historical average. The rest of Asia is still struggling through the economic crisis. While the various Asian currencies have stabilized, the economic recoveries are still fragile. Real estate prices are plummeting, domestic consumption is falling and unemployment rates are rising. The near-term prospects for the region remain bleak. Fundamentally, Hong Kong and Singapore are strongest in Asia and should be the first to emerge from the crisis. For the year ended March 31, 1998, small stocks for the Pacific ex Japan region lost 46%. Malaysian small stocks suffered the most by losing 56%.

     The Canadian economy continued its steady growth path during the year ended March 31, 1998. The unemployment rate has been falling and inflation remains low. The investment climate remains favorable and consumer sentiment is high. Value stocks are marching into their 3rd year rally. Small stocks have also performed well. For the year ended March 31, 1998, small stocks in Canada delivered a 21% return.

---------------
(1) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRlexUS) is the benchmark for the Barr Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $4 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and U.K.
(2) Large stock returns are based on individual country and regional MSCI Standard Indices; small stock returns are based on individual country and regional CRlexUS.

     The U.S. dollar strengthened against most other currencies from April 1997 through March 1998. The British pound was the exception; it appreciated 2% against the U.S. dollar. Among the currencies of the 21 developed markets, the Malaysian Ringgit suffered the largest depreciation against the U.S. dollar by losing 32% over this period.

PORTFOLIO REPORT

     The Barr Rosenberg International Small Capitalization Fund follows a systematic and disciplined approach to international investing. Our portfolio closely tracks the country and industry exposures of the benchmark with diversification over 20 developed markets and over 500 holdings. As of March 31, 1998, the top 10 holdings accounted for about 12% of the total portfolio. Approximately 71% of the holdings were invested in Europe. Banks and Credit Institutions together with Metal and Machinery Products represented 20% of the portfolio. The price-to-positive-earnings ratio of the portfolio was at 19, and the median market capitalization of the holdings was approximately $260 million.

     One of our holdings, Ericsson SpA, an Italian company which is a world leader in telephone switching equipment, cellular phone and data communication systems, had a 386% return for the year ended March 31, 1998. Another one of our best performing holdings, Geac Computer in Canada, which is engaged in the design and development of computer systems and software products, had a 250% return. One of our Japanese holdings, Foster Electric, a leader in the manufacturing of speakers and microphones, went up over 30% for the same period.

OUTLOOK

     We are excited about the prospects of international small stock investing. We have seen encouraging growth from international small stocks thus far in 1998. During the first quarter, international small stocks emerged as one of the best performing asset categories, delivering gains of 18%. Investors are noticing the attractiveness of non-U.S. small stocks. We at Rosenberg strive to provide investors with added reward and diversification to their portfolios. The International Small Capitalization Fund offers investors the opportunity to take advantage of the potential growth and added diversification presented by the international small stock market.

---------------
International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS--98.6%
              AUSTRALIA--2.2%
      2,499   Aberfoyle, Ltd. (Metals)...  $      3,667
      8,000   Adelaide Brighton, Ltd.
                (Construction
                Materials)...............         6,260
      1,000   Atkins Carlyle, Ltd.
                (Retail/Wholesale).......         2,752
     13,500   Australia Oil and Gas
                Corp., Ltd. (Oil)........        15,667
      8,000   Australian Foundation
                Investment Co., Ltd.
                (Financial
                Investments).............        14,430
      1,100   AWA, Ltd.* (Machinery).....           474
      8,200   Bougainville Copper, Ltd.*
                (Metals).................         2,230
     14,600   Bridgestone Australia, Ltd.
                (Chemicals)..............        30,983
     56,500   Davids, Ltd.* (Retail/
                Wholesale)...............        39,342
     33,900   Eltin, Ltd. (Metals).......        30,799
     11,999   Faulding (F.H.) & Co.
                (Drugs)..................        60,475
      1,300   Finemore Holdings, Ltd.
                (Transportation).........         2,241
      8,819   George Weston Foods, Ltd.
                (Food)...................        52,050
      7,700   GWA International, Ltd.
                (Construction
                Materials)...............        16,085
     20,900   Hardie (James) Industries,
                Ltd. (Building)..........        63,894
     14,000   Incitec, Ltd.
                (Chemicals)..............        52,270
     13,400   Leighton Holdings, Ltd.
                (Building)...............        53,318
     15,400   Metal Manufactures, Ltd.
                (Electronics)............        21,753
      5,800   Mount Leyshon Gold Mines,
                Ltd. (Real Estate
                Assets)..................         5,039
      5,300   OPSM Protector, Ltd.
                (Electronics)............        12,126
     51,600   Orbital Engine Corp., Ltd.*
                (Financial
                Investments).............        33,534
      1,200   Reece Australia, Ltd.
                (Retail/Wholesale).......         8,037
     13,900   RGC, Ltd. (Construction
                Materials)...............        17,053
     19,300   Rothmans Holdings, Ltd.
                (Liquor & Tobacco).......       127,989
      3,857   Soul Pattinson & Company,
                Ltd. (Drugs).............        74,560
     26,000   Spicers Paper, Ltd.
                (Paper)..................        25,001

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              AUSTRALIA (CONTINUED)
     15,000   Spotless Group, Ltd.
                (Services)...............  $     32,528
      1,000   Sunraysia Television, Ltd.
                (Media)..................         7,958
     25,900   Westralian Sands, Ltd.
                (Metals).................        66,298
                                           ------------
                                                878,813
                                           ------------
              BELGIUM--1.6%
         40   BQE National Belgique
                (Banking)................        65,480
      7,810   Cobepa, Cie Benelux Paribas
                (Financial
                Investments).............       420,709
      1,175   Glaverbel SA (Construction
                Materials)...............       150,922
                                           ------------
                                                637,111
                                           ------------
              CANADA--6.4%
      3,700   Acktion Co.* (Retail/
                Wholesale)...............        43,189
        400   AGRA, Inc. (Services)......         3,347
      3,300   Alliance Forest Products,
                Inc.* (Paper)............        67,293
      2,300   Atco, Ltd., Class I
                (Electric Utilities).....        59,112
      2,100   Brookfield Properties (Real
                Estate Assets)...........        33,446
      2,000   C-MAC Industries, Inc.*
                (Electronics)............        34,315
        300   Cabre Exploration, Ltd.*
                (Oil)....................         3,333
      6,200   Cambior, Inc. (Real Estate
                Assets)..................        42,071
      8,300   Cambridge Shopping Centres
                (Real Estate Assets).....        84,043
      2,800   Campbell Resources, Inc.*
                (Real Estate Assets).....         1,260
      5,900   Cascades, Inc. (Paper).....        44,806
      1,000   CCL Industries, Inc., Class
                B (Soaps & Cosmetics)....        13,009
      1,100   Chieftain International,
                Inc.* (Oil)..............        26,337
      2,400   Chum, Ltd., Class B
                (Media)..................        77,630
      2,900   Cott Corp. (Food)..........        22,125
      4,400   Dofasco, Inc. (Metals).....        78,586
     15,600   Domtar, Inc. (Paper).......       117,923
        400   E-L Financial Corp., Ltd.
                (Insurance)..............        75,380
      2,000   Emco, Ltd.*
                (Retail/Wholesale).......        22,009
      8,200   Encal Energy, Ltd.*
                (Oil)....................        29,983
      1,000   Ensign Resource Service
                Group, Inc. (Oil
                Services)................        23,029

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              CANADA (CONTINUED)

      1,400   Euro-Nevada Mining Corp.
                (Real Estate Assets).....  $     23,627
      2,900   Fahnestock Viner Holdings,
                Inc., Class A
                (Miscellaneous
                Financial)...............        51,490
      2,000   Finning International, Inc.
                (Retail/Wholesale).......        22,150
        400   Fortis, Inc. (Electric
                Utilities)...............        12,966
      1,300   Franco Nevada Mining Corp.
                (Real Estate Assets).....        30,166
      2,700   Geac Computer, Ltd.*
                (Services)...............       112,965
      2,050   Gulf Canada Resources,
                Ltd.* (Oil)..............        11,892
     12,600   Inmet Mining Corp.* (Real
                Estate Assets)...........        50,502
      3,800   Laurentian Bank of Canada
                (Banking)................        85,506
      1,600   Maritime Telegraph &
                Telephone Co., Inc.
                (Telephone)..............        44,159
      5,700   Midland Walwyn, Inc.
                (Miscellaneous
                Financial)...............        76,153
      7,400   Mitel Corp.*
                (Electronics)............        96,004
        200   Mullen Transportation*
                (Transportation).........         2,756
        700   Newtel Enterprises, Ltd.
                (Telephone)..............        20,181
     10,300   Noranda Forest, Inc.
                (Paper)..................        67,719
        700   Northstar Energy Corp.*
                (Oil) (b)................         4,627
        900   Penn West Petroleum, Ltd.*
                (Oil)....................        10,062
      7,200   Poco Petroleum, Ltd.*
                (Oil)....................        77,714
      4,000   Precision Drilling Corp.*
                (Oil Services)...........        84,240
        700   QuebecTel Group, Inc.
                (Telephone)..............        17,720
      2,800   Remington Energy, Ltd.*
                (Oil)....................        32,191
        500   Rothmans, Inc. (Liquor &
                Tobacco).................        68,559
      6,800   Sears Canada, Inc.
                (Retail/Wholesale).......       120,974
     11,700   Shaw Communications, Inc.,
                Class B (Telephone)......       174,004
      1,000   SNC Group, Inc.
                (Defense)................         9,844
      1,000   Southam, Inc. (Media)......        20,216
      3,300   St. Laurent Paper Board,
                Inc.* (Paper)............        39,680
     11,900   Stelco, Inc., Class A
                (Metals).................       109,617



  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              CANADA (CONTINUED)
      1,700   Teleglobe, Inc.
                (Services)...............  $     78,716
      1,800   Toromont Industries, Ltd.
                (Retail/Wholesale).......        52,400
        500   Ulster Petroleums, Ltd.*
                (Oil)....................         4,307
         50   United Dominion Industries,
                Ltd. (Machinery).........         1,617
        200   West Fraser Timber Co.,
                Ltd. (Paper).............         5,611
      4,800   Westburne, Inc.*
                (Retail/Wholesale).......        61,429
                                           ------------
                                              2,583,990
                                           ------------
              DENMARK--2.4%
        500   Aalborg Portland Holding
                A/S (Construction
                Materials)...............        58,514
      4,500   Aktieselskabet Potagua A/S
                (Services)...............       141,071
      5,000   BG Bank A/S* (Banking).....       304,981
      2,600   Jyske Bank, Reg A/S
                (Banking)................       300,583
        400   Lauritzen (J.) Holding A/S*
                (Transportation).........        41,421
      3,000   Monberg & Thorsen A/S
                (Retail/Wholesale).......       131,718
                                           ------------
                                                978,288
                                           ------------
              FINLAND--3.1%
        200   Huhtamaki 'I' (Food).......        10,869
      7,100   Instrumentarium Group 'A'
                (Electronics)............       421,256
     31,200   Kemira Oy (Chemicals)......       325,202
      1,500   Kone Corp. (Machinery).....       203,118
     34,900   Mesta Serla, B Shares
                (Paper)..................       310,913
                                           ------------
                                              1,271,358
                                           ------------
              FRANCE--8.6%
        550   Bongrain SA (Food).........       280,518
         78   Centenaire-Blanzy SA
                (Metals).................         7,189
      1,623   Cie Plastic-Omnium SA
                (Household)..............       218,996
        500   Colas SA (Building)........        86,350
         77   Compagnie Du Cambodge
                (Aircraft)...............        30,076
      5,170   De Dietrich et Compagnie SA
                (Machinery)..............       325,436
      2,000   Dollfus-Mieg & Cie SA*
                (Textiles)...............        49,034
        484   Elf Gabon (Oil Services)...        89,837

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              FRANCE (CONTINUED)
        835   Equipments et Composants
                pour l'Industrie
                Automobile (Autos).......  $    221,025
      1,836   Europe 1 Communication
                (Media)..................       488,359
      3,488   Fonciere Euris SA (Real
                Estate Assets)...........       197,040
         58   Fromageries Bel SA
                (Food)...................        45,871
        230   Galeries Lafayette
                (Retail/Wholesale).......       159,553
        550   Gascogne SA (Paper)........        50,156
        963   Generali France Assurances*
                (Insurance)..............       233,301
      4,400   Groupe GTM (Building)......       342,302
      2,131   Havas Advertising SA
                (Media)..................       321,248
        223   Labinal (Autos)............        75,261
      8,066   Metaleurop SA* (Metals)....        93,995
        338   Sucriere de Pithviers Le
                Vieil (Food).............       171,300
                                           ------------
                                              3,486,847
                                           ------------
              GERMANY--8.3%
         40   Aachener & Meunch
                Lebensvers (Insurance)...        22,062
     17,880   AGIV AG* (Building)........       384,801
      6,290   Andreae-Noris Zahn AG
                (Retail/Wholesale).......       224,480
        270   Baywa AG
                (Retail/Wholesale).......        43,799
      1,060   Binding Brauerei AG (Liquor
                & Tobacco)...............       237,869
        680   Buderus AG (Machinery).....       307,764
        650   DBV Holding AG
                (Insurance)..............       263,257
        259   Dyckerhoff AG (Construction
                Materials)...............        74,227
        890   Fresenius AG (Drugs).......       182,395
      1,090   Holsten-Brauerei AG (Liquor
                & Tobacco)...............       218,078
      4,430   Kloeckner-Werke AG*
                (Household)..............       324,584
         38   Koelnisch
                Rueckversicherungs
                (Insurance)..............        42,123
      8,000   Kolbenschmidt Pierburg AG*
                (Machinery)..............       205,479
        560   KSB AG* (Machinery)........       142,018
        117   KWS Kleinwanzlebener
                Saatzucht AG (Food)......        89,205
         50   Neckarwerke Stuttgart AG
                (Electric Utilities).....        14,600
        998   Oberland Glas AG
                (Construction
                Materials)...............       157,039

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              GERMANY (CONTINUED)
      2,040   Sixt AG
                (Travel/Entertainment)...  $    263,640
        140   Ueberlandwerke Unterfranken
                AG (Electric
                Utilities)...............        24,225
        920   Villeroy & Boch AG*
                (Household)..............       131,831
        202   Walter Bau AG (WTB)
                (Building)...............        25,013
                                           ------------
                                              3,378,489
                                           ------------
              HONG KONG--2.1%
     94,000   Associated International
                Hotels
                (Travel/Entertainment)...        37,306
    109,257   CDL Hotels International
                (Travel/Entertainment)...        40,541
      9,000   China Motor Bus Co.
                (Transportation).........        78,407
    224,000   Chuang's Consortium
                International, Ltd. (Real
                Estate Assets)...........        16,768
        720   Concord Land Development
                Co., Ltd. (Real Estate
                Assets)..................           195
     16,000   Grande Holdings, Ltd.
                (Office Machinery).......         4,440
     20,000   Harbour Center Development
                (Travel/Entertainment)...        16,004
    175,360   HKR International, Ltd.
                (Real Estate Assets).....       121,086
      6,000   Hong Kong Aircraft
                Engineering Company, Ltd.
                (Aircraft)...............        11,616
     14,000   Jardine International Motor
                (Retail/Wholesale).......         8,809
     66,000   Lam Soon Hong Kong*
                (Machinery)..............        18,314
    170,000   Laws International
                Holdings, Ltd.
                (Textiles)...............        28,084
     10,000   Lee Hing Development
                (Miscellaneous
                Financial)...............         2,465
     55,000   Mingly Corp. (Real Estate
                Assets)..................         9,015
     10,000   New Asia Realty & Trust Co.
                (Real Estate Assets).....        19,295
     84,000   Peregrine Investment
                Holdings, Ltd.
                (Miscellaneous
                Financial)...............        46,618
     36,000   Pokfulam Development Co.
                (Real Estate Assets).....        13,242
     22,000   Prestige Property Holdings
                (Real Estate Assets).....         2,186

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              HONG KONG (CONTINUED)
     24,000   Realty Development Corp.
                (Real Estate Assets).....  $     57,614
    328,000   Shun Tak Holdings, Ltd.
                (Transportation).........        76,200
     94,000   Tai Cheung Holdings, Ltd.
                (Real Estate Assets).....        31,847
     20,000   Wing Lung Bank, Ltd.
                (Banking)................        85,700
     52,000   Wing On Co. International,
                Ltd.
                (Retail/Wholesale).......        34,228
     90,000   YGM Trading Ltd.
                (Retail/Wholesale).......        54,594
     23,600   Yue Yuen Industrial
                Holdings (Textiles)......        45,993
                                           ------------
                                                860,567
                                           ------------
              ITALY--8.2%
    191,670   Banca Nazionale
                dell'Agricoltura*
                (Banking)................       424,269
     50,000   Banca Popolare di Milano
                (Banking)................       453,954
    127,000   Banca Toscana (Banking)....       584,534
      6,000   BCA di Legnano (Banking)...        42,296
     47,810   Comau Finanziaria SpA
                (Metals).................       201,955
        500   Ericsson SpA
                (Electronics)............        34,424
    479,000   Finmeccanica SpA*
                (Defense)................       656,931
      5,000   Italmobiliare SpA
                (Banking)................       198,862
    155,200   Magneti Marelli (Autos)....       481,043
     50,100   Montefibre SpA
                (Textiles)...............        56,205
    209,000   SMI SpA* (Metals)..........       200,072
                                           ------------
                                              3,334,545
                                           ------------
              IRELAND--0.5%
     95,000   Anglo Irish Bank Corp.
                (Banking)................       222,722
                                           ------------
                                                222,722
                                           ------------
              JAPAN--14.8%
      9,000   Aichi Machine Industry Co.,
                Ltd. (Autos).............        22,002
      2,000   Aida Engineering, Ltd.
                (Machinery)..............         8,174
     18,000   Amada Sonoike Co., Ltd.
                (Machinery)..............        48,594
      6,000   Amatsuji Steel Ball
                Manufacturing Co, Ltd.
                (Machinery)..............        48,144
        500   Asahi Broadcasting Corp.
                (Media)..................        28,871

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
     22,000   Asahi Opical Co., Ltd.
                (Office Machinery).......  $     50,318
      2,000   Asti Corp. (Electronics)...         8,204
      7,000   Azel Corp. (Real Estate
                Assets)..................        17,848
        500   The Bank Of Iwate, Ltd.
                (Banking)................        25,834
      1,000   The Bank Of Okinawa, Ltd.
                (Banking)................        22,272
     20,000   The Biwako Bank, Ltd.
                (Banking)................        66,741
      8,000   Canon Components, Inc.
                (Electronics)............        32,936
     37,000   Central Glass Co., Ltd.
                (Construction
                Materials)...............        61,319
      8,000   Chain Store Okuwa Co., Ltd.
                (Retail/Wholesale).......        61,192
      3,400   The Chiba Kogyo Bank, Ltd.
                (Banking)................        57,877
      4,000   Chubu Steel Plate Co., Ltd.
                (Metals).................         7,319
     29,000   Chuetsu Pulp & Paper
                Company, Ltd. (Paper)....        58,717
      5,000   Cleanup Corp.
                (Household)..............        21,035
      4,000   CMK Corp. (Electronics)....        39,595
      1,400   Daiichi Kosho Co., Ltd.
                (Travel/Entertainment)...        19,002
     11,000   Daika Corp. (Retail/
                Wholesale)...............        29,284
      1,760   Daiseki Co., Ltd.
                (Services)...............        16,630
      3,000   Daisyo Corp.
                (Travel/Entertainment)...        19,977
     21,000   Daiwa Seiko, Inc.
                (Household)..............        50,393
      2,000   Denkyosha Co., Ltd.
                (Retail/Wholesale).......         9,344
     17,000   Dia Kensetsu Co., Ltd.*
                (Real Estate Assets).....        50,993
      8,000   Diamond Lease Co., Ltd.
                (Financial
                Investments).............        53,933
     10,000   Eiden Sakakiya Co., Ltd.
                (Retail/Wholesale).......        39,745
      7,200   Exedy Corp. (Autos)........        43,302
      3,000   Fast Retailing Co., Ltd.
                (Retail/Wholesale).......        29,246
     25,000   First Credit Corp.
                (Banking)................        61,867
      2,000   Forval Corp. (Telephone)...        19,647

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
     15,000   Foster Electric Co., Ltd.
                (Electronics)............  $     72,553
      9,000   France Bed Co., Ltd.
                (Household)..............        27,266
      9,000   Fuji Corp., Ltd. (Real
                Estate Assets)...........        20,720
     12,000   Fuji Seiko, Ltd.
                (Machinery)..............        34,195
      3,000   Fujicco Co., Ltd. (Food)...        33,746
      3,400   Fujitsu Business Systems
                Ltd. (Services)..........        45,894
      3,000   Fujitsu Kiden, Ltd.
                (Electronics)............        16,175
      2,000   Fukuda Denshi Co., Ltd.
                (Electronics)............        24,147
     20,000   Furubayashi Shiko Co., Ltd.
                (Paper)..................        28,496
      6,000   Gakuikusha Corp.
                (Services)...............        14,623
      5,500   Geomatec Co., Ltd.
                (Electronics)............        49,493
      2,000   H.I.S. Co., Ltd.
                (Travel/Entertainment)...        35,245
      7,000   Hankyu Realty Co., Ltd.
                (Real Estate Assets).....        35,958
      8,000   Higashi Nihon House Co.,
                Ltd. (Building)..........        41,934
      2,000   Hiroshima Kensetsu
                Telecommunication
                Construction Co., Ltd.
                (Building)...............         5,879
      9,000   Hisamitsu Pharmaceutical
                Co., Inc. (Drugs)........        62,497
      7,000   Hitachi Information
                Systems, Ltd.
                (Services)...............        68,241
      2,000   Hokkaido Coca-Cola Bottling
                Co., Ltd. (Food).........        17,998
      5,000   Hosoda Corp. (Real Estate
                Assets)..................        20,247
      2,000   Hotel New Hankyu Co., Ltd.
                (Travel/Entertainment)...         4,709
      9,000   Idec Izumi Corp.
                (Electronics)............        52,306
     11,000   Iino Kaiun Kaisha, Ltd.
                (Transportation).........        21,035
      2,000   INES Corp. (Services)......        14,548
      8,000   Intec, Inc. (Services).....        53,393
      3,000   Iriso Electronics Co., Ltd.
                (Electronics)............         5,984
      8,000   Ishizuka Glass Co., Ltd.
                (Construction
                Materials)...............        14,398

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
     32,000   The Japan Central Real
                Estate Co., Ltd.* (Real
                Estate Assets) ..........  $     35,995
      4,000   Japan Engineering
                Consultants Co., Ltd.
                (Services)...............        10,949
      7,000   Japan Industrial Land
                Development Co., Ltd.
                (Building)...............        18,635
      5,000   Japan Logistic Systems
                Corp. (Transportation)...        13,873
      1,000   Jois Co., Ltd. (Retail/
                Wholesale)...............         6,674
     19,000   Juntendo
                (Retail/Wholesale).......        42,744
      1,000   The Kagawa Bank, Ltd.
                (Banking)................         5,099
      8,000   Kaken Pharmaceutical Co.,
                Ltd. (Drugs).............        23,157
      7,000   Kansaidenpa Corp.
                (Retail/Wholesale).......        22,310
     11,000   Kansei Corp. (Autos).......        56,917
      7,000   Kanseki Co., Ltd.
                (Retail/Wholesale).......        11,548
     12,000   Kasumi Co., Ltd.
                (Retail/Wholesale).......        47,604
     11,000   Katakura Industries Co.,
                Lyd. (Real Estate
                Assets)..................        59,475
      3,000   Kimmon Mfg Co., Ltd.
                (Electronics)............         4,837
      7,000   King Co., Ltd.
                (Textiles)...............        11,548
      4,000   Kinseki, Ltd.
                (Electronics)............        22,347
      1,500   The Kita-Nippon Bank, Ltd.
                (Banking)................        67,491
     13,000   Kobe Diesel Co., Ltd.
                (Machinery)..............        29,246
      4,000   Koken, Ltd.* (Machinery)...        26,067
      2,000   Konaka Co., Ltd.
                (Retail/Wholesale).......         8,249
      8,600   Kuramoto Seisakusho Co.,
                Ltd. (Electronics).......        37,405
      8,000   Kyosei Rentemu Co., Ltd.
                (Financial
                Investments).............        33,895
     10,000   Kyudenko Corp.
                (Building)...............        66,291
     19,000   Marudai Food Co., Ltd.
                (Food)...................        50,011
     23,000   Mikuni Corp. (Autos).......        35,358
     10,000   Mitani Sekisan Co., Ltd.
                (Construction
                Materials)...............        25,347
     11,000   Mitsuba Corp. (Autos)......        59,227

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
      7,000   Mitsubishi Pencil Co., Ltd.
                (Office Machinery).......  $     64,041
      7,000   Mitsubishi Plastics, Inc.
                (Construction
                Materials)...............        11,443
     34,000   Mitsubishi Shindoh Co.,
                Ltd.* (Metals)...........        59,407
      7,000   Mitsui Home Co., Ltd.
                (Building)...............        46,456
      2,000   Miura Co., Ltd.
                (Machinery)..............        19,647
     11,000   The Miyazaki Bank, Ltd.
                (Banking)................        44,214
      1,000   Nagano Tokyu Department
                Store Co., Ltd.
                (Retail/Wholesale).......         4,687
      2,000   Nakamichi Corp.
                (Durables)...............         3,090
      2,000   Nakamichi Leasing Co., Ltd.
                (Financial
                Investments).............         7,274
      3,000   Nanbu Plastics Co., Ltd.
                (Household)..............         7,649
      7,000   New Japan Radio Co., Ltd.
                (Electronics)............        20,210
     11,000   Nifco Inc. (Chemicals).....        79,189
      6,200   Nihon Dempa Kogyo Co., Ltd.
                (Electronics)............        45,099
      2,000   Nihon Electric Wire & Cable
                Co., Ltd. (Metals).......         8,189
     14,000   Nihon Inter Electronics
                Corp. (Electronics)......        34,645
     13,000   Nikken Chemicals Co., Ltd.
                (Drugs)..................        41,822
      3,000   Nikkodo Co., Ltd.*
                (Travel/Entertainment)...         3,937
      4,000   Nippon Avionics Co., Ltd.*
                (Electronics)............        11,998
     22,000   Nippon Chemi-Con Corp.
                (Electronics)............        75,230
      9,000   Nippon Chemical Industrial
                Co., Ltd. (Chemicals)....        29,561
      6,000   Nippon Columbia Co., Ltd.
                (Media)..................         9,899
     13,000   Nippon Densetsu Kogyo Co.,
                Ltd. (Building)..........        54,690
      4,000   Nippon Konpo Unyu Soko Co.,
                Ltd. (Transportation)....        24,447
      1,000   Nippon Mic Co., Ltd.
                (Services)...............         4,799
      4,000   Nippon Seiki Co., Ltd.
                (Autos)..................        26,696
     12,000   Nippon Shinyaku Co., Ltd.
                (Drugs)..................        55,793

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
     16,000   Nippon Tungsten Co., Ltd.
                (Electronics)............  $     47,514
      5,000   Nippon Typewriter Co., Ltd.
                (Office Machinery).......        15,635
      3,000   Nissei Plastic Industrial
                Co., Ltd. (Machinery)....        18,673
      8,000   Nissha Printing Co., Ltd.
                (Media)..................        48,714
      5,000   Nissho Corp.
                (Electronics)............        37,870
      2,100   Nissin Co., Ltd.
                (Banking)................        43,307
     18,000   Nittetsu Mining (Metals)...        72,890
      2,000   Ohmoto Gumi Co., Ltd.
                (Building)...............        11,249
     16,000   The Ohtsu Tire & Rubber
                Co., Ltd. (Chemicals)....        32,396
     16,000   Okabe Co., Ltd.
                (Construction
                Materials)...............        69,591
      2,100   The Okinawa Electric Power,
                Inc. (Electric
                Utilities)...............        33,543
      2,000   Onamba Co., Ltd.
                (Metals).................         3,555
      3,000   Osaka Organic Chemical
                Industry, Ltd.
                (Chemicals)..............        21,822
      8,000   Parco Co., Ltd.
                (Retail/Wholesale).......        30,116
      5,000   Pilot Corp. (Household)....        18,185
      5,000   Recruit Cosmos Co., Ltd.
                (Real Estate Assets).....        10,311
      4,000   Riken Keiki Co., Ltd.
                (Electronics)............        15,298
      2,200   Sanyo Coca-Cola Bottling
                Co., Ltd. (Food).........        21,117
     30,000   Sanyo Special Steel Co.,
                Ltd. (Metals)............        40,045
      9,000   Seibu Electric & Machinery
                Co., Ltd. (Machinery)....        19,572
     12,360   Seibu Electric Industrial
                Co., Ltd. (Building).....        49,124
     10,000   Seirei Industry Co., Ltd.
                (Machinery)..............        15,598
     15,000   Seiyo Food Systems Inc.
                (Travel/Entertainment)...        57,592
     18,000   Senko Co., Ltd.
                (Transportation).........        39,010
     30,000   Settsu Corp.* (Paper)......        22,722
      9,000   Shindengen Electric
                Manufacturing Co., Ltd.
                (Electronics)............        56,962

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
      2,000   Shingakukai Co., Ltd.
                (Services)...............  $      8,699
      3,000   Shinki Co., Ltd.
                (Banking)................        44,094
      2,000   Shinko Kosan, Ltd. (Real
                Estate Assets)...........         4,799
     12,000   Sintokogio, Ltd.
                (Machinery)..............        51,293
     10,000   Snow Brand Food Co., Ltd.
                (Food)...................        21,822
      3,000   Software Research
                Associates, Inc.
                (Services)...............        16,490
      9,000   Sogo Co., Ltd.*
                (Retail/Wholesale).......        15,253
     27,000   Sogo Denki Co., Ltd.*
                (Retail/Wholesale).......        20,652
     21,000   Sokkia Co., Ltd.
                (Electronics)............        53,543
     15,000   Somar Corp. (Retail/
                Wholesale)...............        37,120
      8,000   Sotetsu Rosen Co., Ltd.
                (Retail/Wholesale).......        36,595
      8,000   Starts Corp. (Real Estate
                Assets)..................        47,694
      9,000   Sumitomo Wiring Systems,
                Ltd. (Autos).............        53,790
     14,000   Sunstar Inc. (Soaps &
                Cosmetics)...............        47,244
      6,000   Suzuden Corp. (Retail/
                Wholesale)...............        21,147
     18,000   SXL Corp. (Building).......        49,268
      2,000   T. Hasegawa Co., Ltd.
                (Chemicals)..............        38,995
     12,000   Takiron Co., Ltd.
                (Construction
                Materials)...............        36,085
     16,000   Tamura Corp.
                (Electronics)............        58,792
      3,000   Tenox Corp. (Building).....         8,616
      3,000   THK Co., Ltd.
                (Machinery)..............        29,021
      7,000   Titan Kogyo K.K.
                (Chemicals)..............        17,375
     12,000   The Tochigi Bank, Ltd.
                (Banking)................        59,392
      4,000   Toho Store Co., Ltd.
                (Retail/Wholesale).......        16,798
     23,000   Tohto Suisan Co., Ltd.
                (Retail/Wholesale).......        37,083
     11,000   Tokico Ltd. (Autos)........        21,200
      4,000   The Tokushima Bank, Ltd.
                (Banking)................        27,596
      4,000   Tokyo Leasing Co., Ltd.*
                (Financial
                Investments).............        13,468
      9,000   Tokyo Radiator
                Manufacturing Co., Ltd.
                (Autos)..................        14,983

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
      9,000   Tokyo Rika Manufacturing
                Co., Ltd. (Metals).......  $     18,223
      5,000   Tokyo Tanabe Co., Ltd.
                (Drugs)..................        16,648
     13,000   Tokyu Store Chain Co., Ltd.
                (Retail/Wholesale).......        62,392
     14,000   Tomiya Apparel Co., Ltd.
                (Textiles)...............        26,247
      6,000   Tonichi Cable, Ltd.
                (Metals).................        17,548
     22,000   Tosho Printing Co., Ltd.
                (Media)..................        60,382
     33,000   Toyo Tire & Rubber Co.,
                Ltd. (Chemicals).........        70,528
      6,000   Toyoda Gosei Co., Ltd.
                (Autos)..................        18,808
      3,000   Toyokuni Electric Cable
                Co., Ltd. (Metals).......        10,349
      4,000   Traveler Corp. (Retail/
                Wholesale)...............        14,158
     17,000   Tsurumi Soda Co., Ltd.
                (Chemicals)..............        44,747
      5,000   Tsutsunaka Plastic Industry
                Co., Ltd. (Chemicals)....        16,273
      8,000   U-Shin Ltd. (Autos)........        29,996
      5,000   Ube-Nitto Kasei Co., Ltd.
                (Chemicals)..............        18,710
      7,000   Wako Electric Co., Ltd.
                (Electronics)............        86,090
      4,200   Wesco Inc. (Services)......        11,779
     24,000   Yamamura Glass Co., Ltd.
                (Construction
                Materials)...............        45,354
      8,000   Yaskawa Electric Corp.
                (Machinery)..............        24,777
      5,600   Yellow Hat, Ltd.
                (Services)...............        44,934
     17,000   Yuasa Funashoku Co., Ltd.
                (Retail/Wholesale).......        29,321
      2,000   The Zenitaka Corp.
                (Building)...............         6,599
                                           ------------
                                              6,013,627
                                           ------------
              MALAYSIA--1.7%
     24,000   Amsteel Corp. BHD*
                (Metals).................         5,605
      6,000   Antah Holdings BHD (Oil
                Services)................         1,863
    140,000   Asia Pacific Land BHD (Real
                Estate Assets)...........        25,962
      5,333   Austral Amalgamated BHD
                (Financial
                Investments).............         1,194
      4,000   Austral Enterprises
                (Food)...................         4,967

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MALAYSIA (CONTINUED)
     35,000   Berjaya Group BHD
                (Retail/Wholesale).......  $     10,962
     20,000   Berjaya Land BHD
                (Travel/Entertainment)...        20,770
     35,000   Boustead Holdings BHD
                (Food)...................        35,578
     23,000   Cement Industries of
                Malaysia (Construction
                Materials)...............        19,715
     30,000   Dijaya Corp. (Paper).......        11,539
      3,000   Esso Malaysia BHD (Oil
                Sevices).................         3,544
     22,000   Faber Group BHD*
                (Travel/Entertainment)...         5,137
     18,000   Far East Holdings BHD
                (Food)...................         9,495
     26,000   Gadek BHD (Agriculture)....        23,429
     51,000   Highlands & Lowlands BHD
                (Food)...................        57,727
      3,000   IOI Properties (Real Estate
                Assets)..................         2,571
     10,000   Island & Peninsular BHD
                (Real Estate Assets).....         8,242
     12,000   Keck Seng BHD (Food).......         5,934
     27,000   Kinta Kellas plc
                (Services)...............         5,897
     26,000   Kuala Sidim BHD (Food).....        39,644
    106,000   Kulim (M) BHD (Food).......        72,803
     64,000   Lion Land BHD (Real Estate
                Assets)..................        13,187
        750   Malayan Cement BHD
                (Construction
                Materials)...............           622
    175,400   Malayan United Industries
                BHD (Retail/Wholesale)...        38,309
     13,000   Malaysia Helicopter
                Services BHD (Real Estate
                Assets)..................         3,822
     20,000   Malaysia Mining Corp. BHD
                (Metals).................        12,912
      1,000   Malaysian Pacific
                Industries BHD
                (Electronics)............         2,940
      1,100   Matsushita Electric Co.
                (Durables)...............         4,412
      5,000   MBF Capital BHD
                (Banking)................         2,143
     94,000   Multi-Purpose Holdings BHD
                (Travel/Entertainment)...        41,578
      3,000   Olympia Industries BHD
                (Travel/Entertainment)...           631
     25,000   Pan-Malaysia Cement Works
                BHD (Construction
                Materials)...............         8,997

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MALAYSIA (CONTINUED)
     51,000   Paramount Corp. BHD
                (Services)...............  $     14,151
     24,000   Rekapacific BHD*
                (Travel/Entertainment)...         5,506
    100,000   Sarawak Enterprise Corp.
                (Miscellaneous
                Financial)...............        50,825
        840   Silverstone BHD* (Durables)
                (a)......................            --
     18,000   Sime UEP Properties BHD
                (Real Estate Assets).....        17,407
     12,000   TA Enterprise BHD
                (Financial
                Investments).............         4,352
     84,000   Talam Corporation BHD (Real
                Estate Assets)...........        24,693
     11,000   Tan Chong Motor Holdings
                BHD (Autos)..............         7,948
     98,000   Uniphone Telecommunications
                BHD (Electronics)........        29,078
     12,000   United Plantations BHD
                (Food)...................        15,231
                                           ------------
                                                671,322
                                           ------------
              NETHERLANDS--5.1%
      2,800   Konin Bijenkorf Beheer
                (Retail/Wholesale).......       196,769
     21,200   Koninklijke Bols Wessanen
                NV (Food)................       336,609
      7,700   Koninklijke Hoogovens NV
                (Metals).................       372,316
     14,570   Koninklijke Nedlloyd Groep
                NV (Transportation)......       350,154
      3,680   Samas Groep N.V.
                (Retail/Wholesale).......       216,245
      3,190   Stork NV (Building)........       115,837
      9,780   VIB NV (Real Estate
                Assets)..................       269,754
      3,890   Wereldhave NV (Real Estate
                Assets)..................       222,427
                                           ------------
                                              2,080,111
                                           ------------
              NEW ZEALAND--0.2%
      7,250   DB Group, Ltd. (Food)......        10,622
     31,200   Hallenstein Glasson
                Holdings, Ltd.
                (Retail/Wholesale).......        26,391
     12,625   Independent News, Ltd.
                (Media)..................        56,536
                                           ------------
                                                 93,549
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              NORWAY--3.5%
      1,020   Aker RGI ASA-B
                (Construction
                Materials)...............  $     16,055
     46,100   Color Line ASA
                (Transportation).........       139,073
     16,300   Dyno Industrier ASA
                (Chemicals)..............       293,972
     10,300   Kvaerner ASA, Class A
                (Defense)................       464,740
      5,800   Norske Skogindustrier ASA
                (Paper)..................       175,734
     17,800   Schibsted ASA (Media)......       315,188
                                           ------------
                                              1,404,762
                                           ------------
              SINGAPORE--1.2%
     12,000   huan Hup Holdings, Ltd.
                (Transportation).........         3,938
     13,200   Elec & Eltek International
                Co., Ltd. (Miscellaneous
                Financial)...............        78,540
      2,000   Focal Finance, Ltd.
                (Banking)................         1,994
      5,000   GP Batteries International,
                Ltd. (Machinery).........        16,409
     51,000   Hour Glass, Ltd.
                (Household)..............        19,895
      4,000   HWA Hong Corp.
                (Transportation).........         3,294
     15,000   Intraco, Ltd.
                (Retail/Wholesale).......         8,359
     16,800   IPCO International, Ltd.*
                (Building)...............        23,688
     16,000   Isetan (Singapore)
                (Retail/Wholesale).......        19,815
     35,000   MCL Land, Ltd. (Real Estate
                Assets)..................        26,007
     26,000   Overseas Union Trust, Ltd.
                (Banking)................        29,462
      5,000   Prima, Ltd. (Food).........         9,598
     19,000   Resources Development Corp.
                (Construction
                Materials)...............        25,883
      5,000   Singapore Reinsurance
                (Insurance)..............         2,910
      8,000   ST Computer System &
                Service, Ltd.
                (Services)...............         7,331
     49,000   Times Publishing (Media)...        97,701
     48,000   Trans-Island Bus Service
                (Transportation).........        28,088
      2,000   United Industrial CP (Real
                Estate Assets)...........           873
     69,000   WBL Corp., Ltd. (Office
                Machinery)...............        76,906
                                           ------------
                                                480,691
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SPAIN--1.9%
      3,710   Banco Pastor SA
                (Banking)................  $    446,352
      3,330   Cristaleria Espanola SA
                (Construction
                Materials)...............       296,923
      3,000   Tableros De Fibras, Series
                'B' (Paper)..............        47,768
                                           ------------
                                                791,043
                                           ------------
              SWEDEN--3.1%
     16,100   Celsius AB, B Shares
                (Defense)................       332,301
      2,000   Custos AB (Real Estate
                Assets)..................        52,413
     10,400   Ratos Forvaltnin, Class B
                (Retail/Wholesale).......       111,880
      1,600   SAS Sverige AB (Financial
                Investments).............        24,017
      5,400   SKF AB (Machinery).........       128,004
     20,200   SSAB, Series A (Metals)....       373,967
        800   SSAB, Series B (Metals)....        14,711
     10,400   Svedala Industri AB
                (Machinery)..............       209,450
                                           ------------
                                              1,246,743
                                           ------------
              SWITZERLAND--5.2%
        160   scom Holding AG*
                (Electronics)............       334,277
        430   Berner Allgemeine
                Holdinggesellschaft*
                (Insurance)..............       259,498
        220   Bucher Holding AG
                (Household)..............       226,569
        100   Centralschweiz Kraftwerke
                (Electric Utilities).....        83,963
        140   Feldschloesschen Hurlimann
                (Liquor & Tobacco).......        63,366
        100   Generali (Schweiz) Holding
                (Insurance)..............        28,534
         40   Hero Ag-Bearer (Food)......        25,320
      1,000   Oerlikon-Buhrle HD
                (Defense)................       176,125
        550   Rieter Holdings, Ltd.
                (Machinery)..............       310,630
        280   Schindler-Holding AG
                (Machinery)..............       413,254
        200   Zuercher Ziegeleien Holding
                (Construction
                Materials)...............       170,550
                                           ------------
                                              2,092,086
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM--18.5%
     40,000   600 Group plc
                (Machinery)..............  $     86,075
     48,000   Allied Textile Cos. plc
                (Textiles)...............       129,815
     66,000   Alvis plc (Defense)........       164,128
    143,000   AMEC plc (Building)........       377,162
    126,000   Babcock International Group
                plc (Building)...........       154,030
     62,000   Barratt Developments plc
                (Building)...............       333,798
     32,000   Bladgen Industries
                (Machinery)..............        84,400
    141,000   Body Shop International plc
                (Soaps & Cosmetics)......       285,704
     12,000   Bullough plc (Machinery)...        19,593
     43,000   Cape (Construction
                Materials)...............        99,731
     94,000   Chloride Group plc
                (Electronics)............        68,868
     34,000   Concentric plc
                (Machinery)..............        66,616
    187,000   Dawson International
                (Textiles)...............       159,707
     30,000   Delta plc (Machinery)......       149,709
    154,000   Dowding & Mills plc
                (Services)...............       180,522
     48,000   EIS Group plc (Aircraft)...       227,880
     12,000   Exco plc (Miscellaneous
                Financial)...............         5,024
     99,000   Haden Maclellan HD
                (Machinery)..............       218,008
    132,000   Hickson International plc
                (Chemicals)..............       201,153
     75,250   Iceland Group plc
                (Retail/Wholesale).......       247,617
     89,000   James Finley plc (Food)....       185,554
     46,000   Johnson Group Cleaners plc
                (Services)...............       222,236
     31,000   Kwik Save Group plc
                (Retail/Wholesale).......       216,216
     22,000   Laird Group plc
                (Household)..............       176,285
     44,000   London Pacific Group, Ltd.
                (Insurance)..............       147,365
     21,000   Macro 4 plc (Services).....       131,875
     27,000   Mansfield Brewery plc
                (Liquor & Tobacco).......       132,252
     24,000   Marshalls plc (Construction
                Materials)...............        58,075

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM (CONTINUED)
      6,000   Marston, Thompson &
                Evershed plc (Liquor &
                Tobacco).................  $     32,152
     99,000   Matthews (Bernard) plc
                (Food)...................       151,694
    138,601   Mowlem (John) & Co. plc
                (Building)...............       286,645
    122,000   Norcros plc (Construction
                Materials)...............       150,162
     34,000   Oxford Instruments plc
                (Electronics)............       180,204
      5,000   Paragon Group Co. plc
                (Banking)................         3,265
    203,000   Pentland Group plc
                (Retail/Wholesale).......       407,933
     50,000   Photo-Me International plc
                (Services)...............       190,486
    628,300   Premier Oil plc (Oil)......       410,339
    107,000   Readicut International plc
                (Textiles)...............        74,809
     67,000   Renold plc (Machinery).....       263,666
    168,000   Signet Group plc*
                (Retail/Wholesale).......       114,643
     25,200   Viridian Group plc
                (Electric Utilities)
                (b)......................       221,972
     28,000   Viridian Group plc, 1.00%,
                2/14/03 (a)(b)...........           222
      7,000   Wagon Industrial Holdings
                (Machinery)..............        36,808
     20,000   Weir Group plc
                (Machinery)..............        90,931
     51,000   Willis Corroon Group plc
                (Insurance)..............       134,939
     25,000   Wolverhampton & Dudley
                Breweries plc (Liquor &
                Tobacco).................       221,885
                                           ------------
                                              7,502,153
                                           ------------
              TOTAL COMMON STOCKS (COST
                $39,184,296)-98.6%.......    40,008,817
                                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              PREFERRED STOCKS--0.0%
              CANADA--0.0%
        450   Intrawest Corp. (Real
                Estate Assets)...........  $        918
        400   Lafarge Canada, Inc.*
                (Construction
                Materials)...............        15,259
                                           ------------
              TOTAL PREFERRED STOCKS
                (COST $12,699)...........        16,177
                                           ------------
              WARRANTS--0.0%
              SINGAPORE--0.0%
      6,300   IPCO International Wts. @
                1.30, 12/17/02
                (Building)...............         2,804
                                           ------------
              TOTAL WARRANTS (COST
                $6,300)..................         2,804
                                           ------------
              TOTAL INVESTMENTS (COST
                $39,203,295)(C)--98.6%...    40,027,798
              OTHER ASSETS IN EXCESS OF
                LIABILITIES--1.4%........       564,729
                                           ------------
              TOTAL NET ASSETS--100.0%...  $ 40,592,527
                                           ============

---------------

* Non-income producing security.

(a) Fair value security; valued by Management (Note 2).

(b) Every 10 shares of Northern Ireland Electricity plc, was exchanged for 9 shares of Viridian Group plc and 10 unsecured variable rate notes of the new company.

(c) At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $39,298,557. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $ 4,797,327
Unrealized depreciation...   (4,068,086)
                            -----------
Net unrealized
  appreciation............  $   729,241
                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

MARKET COMMENTARY

     The Barr Rosenberg Market Neutral Fund finished its first full quarter of operations with a 0% return for both Institutional and Investor shares (-0.3% and -0.4%, respectively since inception in December 1997). Watching the performance of the Fund on a day to day basis, one thing is quite striking--the Fund's performance is not related to the performance of the equity market. That is, this Fund really is market neutral. This lack of correlation with the market is evidence that the risk control procedures in place are functioning as intended. While the flat first quarter results are disappointing, they are not cause for concern. There will be some volatility in the strategy's returns, and we can expect to see quarters where the performance is flat or negative. The goal of the Market Neutral Fund is to provide a total return greater than the return on U.S. government 90-day T-bills(1). Assuming a targeted excess return of 6% and an annual standard deviation of 7%, we would expect that 1 out of every 5 quarters would have returns that are 0 or negative. While there is no guarantee, we believe the Fund will achieve its target in the long run.

PORTFOLIO REPORT

     The portfolio consists of over 500 long securities and 500 short securities. Proprietary Rosenberg models are used to evaluate whether and to what degree securities are undervalued or overvalued. The most undervalued securities are purchased, and the most overvalued securities are sold short. The portfolio is constructed so that the longs and shorts are roughly mirror images in terms of risk characteristics. The portfolio has approximately the same dollar value long and short, little exposure to the equity and bond markets and minimal exposure to industries.

     Since our appraisal model focuses on the fundamentals of a company, there is a natural alignment between our measure of "undervalued" and recognized measures of value like book to price and earnings to price. The portfolio will have persistent modest exposures to value characteristics. During the first quarter of 1998, the market rewarded stocks with growth characteristics and penalized stocks with value characteristics. Historically, over long periods of time, the market rewarded value characteristics.(2) Over shorter periods of time, the Fund's modest exposures to these characteristics may detract from current performance.

---------------
(1)Since the risk in the Barr Rosenberg Market Neutral Fund relates specifically to Rosenberg's stock selection techniques and not to any systematic or economy-wide factors, we believe the proper benchmark is an asset that also has the least exposure to systematic influences. U. S. government 90-day T-bills are such an asset. An investment in a 90-day T-bill is different from an investment in the Fund because T-bills have a fixed rate of return, and investors in T-bills do not bear the risk of losing their investment.

   Investment in shares of the Market Neutral Fund is more volatile than some other forms of investment. Since the Fund has both a long and a short portfolio, an investment in the Market Neutral Fund will involve the risks associated with twice the number of investment decisions that are made for a typical stock mutual fund.

(2)Based on analysis done by Rosenberg Institutional Equity Management.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS--93.1%
              AIRCRAFT--1.2%
      2,200   Ducommun, Inc.*............  $     64,350
     16,600   Goodrich (B.F.) Co.........       847,638
     21,200   Sundstrand Corp............     1,282,599
      3,500   Triumph Group, Inc.*.......       155,313
                                           ------------
                                              2,349,900
                                           ------------
              AIRLINES--0.8%
      9,300   Alaska Air Group, Inc.*....       503,944
        800   Amtran, Inc.*..............        13,000
     27,900   CNF Transportation, Inc....     1,002,656
        600   UAL Corp.*.................        55,763
                                           ------------
                                              1,575,363
                                           ------------
              AUTOS--1.4%
     12,700   Borg-Warner Automotive,
                Inc......................       814,388
      6,300   Federal-Mogul Corp.........       335,081
     39,600   Navistar International
                Corp.*...................     1,386,000
      1,600   Oshkosh Truck Corp.........        30,400
      3,000   Safety Components
                International, Inc.*.....        47,250
      7,100   Standard Products Co.......       233,856
                                           ------------
                                              2,846,975
                                           ------------
              BANKING--4.1%
      1,900   Albank Financial Corp......        95,238
      4,400   Ambanc Holding Company,
                Inc......................        83,600
      1,500   Ampal-American Israel
                Corp.*...................         8,531
     19,500   Associated Banc-Corp.......     1,051,780
      3,300   Bando McGlocklin Capital
                Corp.....................        37,950
      1,400   BNC Corp., Inc.*...........        27,475
      1,800   Carver Bancorp, Inc........        26,775
      1,500   Central Co-Operative
                Bank.....................        46,688
      5,300   Civic Bancorp*.............        97,388
      2,700   Columbia Banking System,
                Inc.*....................        86,063
      4,200   Commercial Bank of New
                York.....................       106,050
        400   Contifinancial Corp.*......        12,200
     11,400   Delta Financial Corp.*.....       197,363
      3,200   Dime Community Bancorp,
                Inc......................        78,400
      1,600   Financial Bancorp, Inc.....        40,000
      6,600   First Republic Bank*.......       237,600
        700   FirstBank Puerto Rico......        32,244
      1,200   FNB Rochester Corp.........        27,300
     41,400   GreenPoint Financial
                Corp.....................     1,487,812
      3,500   Harbor Florida Bancorp,
                Inc......................        41,187
      2,700   Hawthorne Financial
                Corp.*...................        53,325
      3,100   HF Bancorp, Inc.*..........        52,700
     23,200   Imperial Credit Industries,
                Inc.*....................       549,550
      6,600   JSB Financial, Inc.........       369,188
      2,900   Lakeview Financial Corp....        69,600

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              BANKING (CONTINUED)
      2,500   North County Bancorp*......  $     38,906
      1,600   Pacific Bank N.A...........        85,200
     39,300   Pacific Century Financial
                Corp.....................       935,830
      1,200   Pacific Crest Capital,
                Inc.*....................        22,350
      5,400   PennFed Financial Services,
                Inc......................        97,875
      2,000   Peoples Bancshares, Inc....        50,000
     11,500   Peoples Heritage Finance
                Group, Inc...............       554,875
      2,200   PVF Capital Corp.*.........        52,800
      4,600   RedFed Bancorp, Inc.*......        92,000
        600   Redwood Empire Bancorp*....        11,325
      6,700   Reliance Bancorp, Inc......       259,625
      2,300   SierraWest Bancorp.........        89,700
      1,300   Southern Pacific Funding
                Corp.*...................        19,988
      1,400   Sterling Bancorp...........        37,975
     20,100   UST Corp...................       570,337
      3,000   Wainwright Bank & Trust
                Co.......................        29,063
     13,740   Washington Federal, Inc....       381,285
      4,600   WFS Financial, Inc.*.......        47,150
                                           ------------
                                              8,292,291
                                           ------------
              BUILDING--1.4%
      3,500   Beazer Homes USA, Inc.*....        89,906
     31,000   Champion Enterprises,
                Inc.*....................       827,313
      1,100   Dominion Homes, Inc.*......        14,850
     22,600   Fleetwood Enterprises,
                Inc......................     1,052,312
      5,900   M.D.C. Holdings, Inc.......       104,725
     19,700   Oakwood Homes Corp.........       721,513
                                           ------------
                                              2,810,619
                                           ------------
              CHEMICALS--1.6%
      9,500   Bairnco Corp...............       104,500
        700   Detrex Corp.*..............        11,375
     22,900   Ferro Corp.................       672,688
     10,600   FMC Corp.*.................       832,099
      9,200   Fuller (H. B.) Co..........       550,850
      2,100   Lubrizol Corp..............        80,850
     29,900   NL Industries, Inc.*.......       521,381
      7,300   Pioneer Companies, Inc.,
                Class A*.................        66,613
      3,400   Rohm & Haas Co.............       351,263
                                           ------------
                                              3,191,619
                                           ------------
              COMPUTER--0.7%
     29,600   Gateway 2000, Inc.*........     1,389,350
                                           ------------
              CONSTRUCTION
                MATERIALS--2.3%
      3,100   Align-Rite International,
                Inc.*....................        48,825
      3,500   Ameron International,
                Inc......................       204,531

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION MATERIALS (CONTINUED)
     15,000   CalMat Co..................  $    414,375
        100   Continental Materials
                Corp.*...................         2,813
      6,300   Donnelly Corp..............       118,125
      9,400   Dravo Corp.*...............       101,638
     11,000   Florida Rock Industries....       314,188
     35,900   Lafarge Corp...............     1,377,662
     16,550   Lancaster Colony Corp......       702,340
     11,100   Libbey, Inc................       413,475
     10,700   Martin Marietta Materials,
                Inc......................       462,106
      4,900   Vulcan Materials Co........       536,550
                                           ------------
                                              4,696,628
                                           ------------
              DEFENSE--0.5%
     10,200   Avondale Industries,
                Inc.*....................       293,250
      4,800   Esterline Technologies
                Corp.*...................       202,500
     13,200   Kaman Corp., Class A.......       242,550
      3,700   Primex Technologies, Inc...       170,200
     11,500   United Industrial Corp.....       148,781
                                           ------------
                                              1,057,281
                                           ------------
              DRUGS--2.8%
      9,600   Akorn, Inc.*...............        58,800
      1,410   Allergan Specialty Therapy,
                Class A*.................        17,096
     28,200   Allergan, Inc..............     1,071,600
     17,800   Alpharma, Inc., Class A....       386,038
     29,700   Bausch & Lomb, Inc.........     1,356,918
      7,300   Bradley Pharmaceuticals,
                Inc., Class A*...........        16,425
      1,300   Collagen Corp..............        28,763
     16,500   Copley Pharmaceutical,
                Inc.*....................       115,500
      8,300   Diagnostic Products Corp...       231,363
      2,900   Gamma Biologicals, Inc.....        13,594
      4,800   Hi-Tech Pharmacal Company,
                Inc.*....................        34,500
     14,500   Life Technologies, Inc.....       558,250
     21,900   Mallinckrodt, Inc..........       865,050
      1,900   New Brunswick Scientific,
                Inc.*....................        19,000
      6,900   Nutramax Products, Inc.*...        86,681
      1,800   PDK Labs, Inc.*............        11,250
     46,400   Perrigo Co.*...............       568,400
     18,100   Roberts Pharmaceutical
                Corp.*...................       257,925
                                           ------------
                                              5,697,153
                                           ------------
              DURABLES--1.4%
      4,300   Brunswick Corp.............       149,963
      9,600   Coachmen Industries, Inc...       259,200
      5,100   National RV Holdings*......       184,238

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              DURABLES (CONTINUED)
     13,400   Royal Appliance
                Manufacturing Co.*.......  $     80,400
      5,700   SMC Corp.*.................        55,575
     29,500   Whirlpool Corp.............     2,022,593
                                           ------------
                                              2,751,969
                                           ------------
              ELECTRIC UTILITIES--1.9%
     13,100   Boston Edison Co...........       549,381
     39,000   New York State Electric &
                Gas Corp.................     1,555,124
     33,600   Niagara Mohawk Power
                Corp.*...................       436,800
     20,900   PP&L Resources, Inc........       493,763
     27,600   Public Service Company of
                New Mexico...............       674,475
      3,400   SCANA Corp.................       105,188
                                           ------------
                                              3,814,731
                                           ------------
              ELECTRONICS--6.5%
        400   Active Voice Corp.*........         5,250
     18,000   Acuson Corp.*..............       326,250
      6,500   Aeroflex, Inc.*............        86,125
      6,000   Aetrium, Inc.*.............        87,000
      9,200   Alpha Industries, Inc.*....       142,025
      5,900   Applied Signal Technology,
                Inc.*....................       106,200
      9,800   ATL Ultrasound, Inc.*......       498,574
     15,400   Beckman Coulter, Inc.*.....       882,612
      4,300   Bel Fuse, Inc.*............        98,363
         50   Burr-Brown Corp.*..........         1,250
      1,600   C. P. Clare Corp.*.........       22,200b
      9,700   Cidco, Inc.*...............        91,544
      5,400   CMC Industries, Inc.*......        55,350
      5,000   CNS, Inc.*.................        27,813
      5,700   Cobra Electronics Corp.*...        35,625
      2,600   Cognitronics Corp.*........        42,413
     13,600   Coherent, Inc.*............       328,949
      6,300   Cohu, Inc..................       239,400
      9,000   Comdial Corp.*.............        99,000
      1,000   CTS Corp...................        33,938
     17,700   Dallas Semiconductor
                Corp.....................       595,162
      4,800   Data I/O Corp.*............        24,900
        700   Datron Systems, Inc.-
                California*..............         5,775
      7,200   Exar Corp.*................       155,700
      6,600   Fluke Corp.................       157,575
     80,200   General Instrument
                Corp.*...................     1,679,187
      5,100   ICU Medical, Inc.*.........        77,138
      4,200   IEC Electronics Corp.*.....        38,325

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
      5,900   Integrated Circuit Systems,
                Inc.*....................  $    123,531
     20,500   Invacare Corp..............       532,999
      2,000   Invivo Corp.*..............        22,000
      5,400   ITI Technologies, Inc.*....       140,400
      1,800   K Tron International,
                Inc.*....................        30,825
      1,800   Kewaunee Scientific Corp...        20,700
      4,200   Lumisys, Inc.*.............        18,375
      8,500   Marquette Medical
                Systems*.................       235,875
      4,400   Merix Corp.*...............        77,550
      5,800   Microsemi Corp.*...........        95,700
      2,100   Moore Products Co..........        69,038
     11,500   Mosaix, Inc.*..............       135,125
      9,200   Movado Group, Inc..........       265,650
      8,600   Newport Corp...............       169,850
      1,900   Optek Technology, Inc.*....        48,688
      9,900   Optical Coating Laboratory,
                Inc......................       127,463
      2,000   Reliability, Inc.*.........        24,000
      4,900   Relm Wireless Corp.*.......        28,175
     13,400   Respironics, Inc.*.........       387,762
      1,500   Safety 1st, Inc.*..........        12,563
      4,500   Snap-on, Inc...............       205,313
      5,900   Spacelabs Medical, Inc.*...       130,538
      1,000   Span-America Medical
                Systems, Inc.............         7,375
     15,500   Sunrise Medical, Inc.*.....       247,031
     11,000   Symmetricom, Inc.*.........        78,375
     30,300   Tektronix, Inc.............     1,352,137
     19,800   Uniphase Corp.*............       832,837
      3,200   Unit Instruments, Inc.*....        27,200
     44,300   United States Surgical
                Corp.....................     1,461,899
      2,500   Vicon Industries, Inc.*....        29,063
      4,200   Video Display Corp.*.......        41,475
      1,500   Vital Signs, Inc...........        33,938
     14,100   VLSI Technology, Inc.*.....       264,375
                                           ------------
                                             13,221,468
                                           ------------
              FINANCIAL INVESTMENTS--0.7%
      1,900   Cooper Life Sciences*......        74,456
        700   IHOP Corp.*................        26,863
      2,700   PS Group Holdings, Inc.....        34,931
     31,600   Weatherford Enterra,
                Inc.*....................     1,341,025
                                           ------------
                                              1,477,275
                                           ------------
              FOOD--1.3%
      4,100   Chock Full o' Nuts
                Corp.*...................        31,775
      8,600   Darling International,
                Inc.*....................        74,175
      9,400   Dean Foods Co..............       472,938
     14,100   Earthgrains Co.............       623,043

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              FOOD (CONTINUED)
      6,200   Grist Mill Co.*............  $     91,063
      3,200   J & J Snack Foods Corp.*...        62,600
     14,400   M & F Worldwide Corp.*.....       130,500
      1,100   Pilgrim's Pride Corp.......        16,019
     11,600   Smithfield Foods, Inc.*....       400,200
     17,200   Triarc Companies, Inc.*....       451,500
     13,600   Zapata Corp................       192,100
                                           ------------
                                              2,545,913
                                           ------------
              HEALTH--1.5%
      1,600   Apogee, Inc.*..............         3,600
      2,900   Caretenders Healthcorp*....        22,475
      1,800   Dianon Systems, Inc.*......        17,550
      3,100   Equimed, Inc.*.............        59,675
     13,500   Hanger Orthopedic Group,
                Inc.*....................       226,969
      9,100   Home Health Corporation of
                America*.................        25,309
     15,800   Medical Resources, Inc.*...        83,444
      2,500   National Home Health Care
                Corp.*...................        10,313
      7,400   Novacare, Inc.*............       110,075
      5,000   Pediatric Services Of
                America*.................       106,875
     18,400   Quest Diagnostics, Inc.*...       309,350
     24,000   Quorum Health Group,
                Inc.*....................       806,999
      7,900   Res-Care, Inc.*............       294,275
      7,100   Sheridan Healthcare,
                Inc.*....................       120,700
      2,000   Staff Builders, Inc., Class
                A*.......................         4,500
     20,900   Sun Healthcare Group,
                Inc.*....................       389,263
      7,800   Universal Health Services,
                Inc., Class B*...........       450,450
                                           ------------
                                              3,041,822
                                           ------------
              HOUSEHOLD--2.0%
     17,500   ACX Technologies, Inc.*....       418,906
        700   Baldwin Piano & Organ
                Co.*.....................        11,200
     17,200   Carter-Wallace, Inc........       312,825
      1,400   Continental Can Co.,
                Inc.*....................        54,688
      4,000   Daktronics, Inc.*..........        34,000
      2,300   Escalade, Inc.*............        46,288
     15,200   Ethan Allen Interiors,
                Inc......................       908,199
      1,000   First Years, Inc...........        35,125
     12,900   Furon Co...................       305,569
      7,800   Genlyte Group, Inc.*.......       150,150
      5,900   Hunt Corp..................       144,919
      8,300   Johnson Worldwide
                Associates, Inc., Class
                A*.......................       139,025
      7,800   LADD Furniture, Inc.*......       187,200

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              HOUSEHOLD (CONTINUED)
     10,300   National Service
                Industries, Inc..........  $    605,769
      4,600   Norwood Promotional
                Products, Inc.*..........        91,425
      4,800   Patrick Industries, Inc....        74,700
      3,400   Play By Play Toys &
                Novelties, Inc.*.........        64,175
      3,600   Reunion Industries,
                Inc.*....................        18,000
      9,400   Riddell Sports, Inc.*......        51,700
      6,700   Shelby Williams Industries,
                Inc......................        99,034
      4,200   Southwall Technologies,
                Inc.*....................        30,450
      3,000   Stanley Furniture Co.,
                Inc.*....................       119,625
      6,300   Winsloew Furniture,
                Inc.*....................       138,600
                                           ------------
                                              4,041,572
                                           ------------
              INSURANCE--1.5%
     10,100   Acceptance Insurance
                Companies, Inc.*.........       240,506
      7,300   EMC Insurance Group, Inc...        97,638
     21,600   Everest Reinsurance
                Holdings, Inc............       888,299
      8,930   Fidelity National
                Financial, Inc...........       328,178
      3,500   First American Financial
                Corp.....................       224,000
     10,700   HealthPlan Services Corp...       281,544
      2,800   Highlands Insurance
                Group*...................        75,250
      4,200   Kaye Group, Inc............        30,450
      1,100   LandAmerica Financial
                Group, Inc...............        49,775
      5,000   PXRE Corp..................       155,000
      3,400   Standard Management
                Corp.*...................        25,288
      1,200   Stewart Information
                Services Corp............        36,900
     50,500   Willis Corroon Group PLC-SP
                ADR......................       675,437
                                           ------------
                                              3,108,265
                                           ------------
              LIQUOR & TOBACCO--0.2%
      3,300   Coors (Adolph) Co., Class
                B........................       115,500
     21,200   Swisher International
                Group, Inc., Class A*....       275,600
                                           ------------
                                                391,100
                                           ------------
              MACHINERY--5.7%
     16,600   Agco Corp..................       492,813
      4,600   American Buildings Co.*....       138,575
      2,000   Amistar Corp.*.............         7,500
      7,600   Ampco-Pittsburgh Corp......       140,600
        300   Applied Science &
                Technology, Inc.*........         4,725

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
      5,500   Astec Industries, Inc.*....  $    140,250
     16,600   Ball Corp..................       543,623
     22,400   Camco International Inc....     1,355,199
     22,600   Cummins Engine Company,
                Inc......................     1,245,824
      4,600   Dayton Superior Corp.*.....        92,863
      2,900   Engineered Support
                Systems..................        69,600
      8,100   ESCO Electronics Corp.*....       133,650
      4,900   Gardner Denver Machinery,
                Inc.*....................       145,163
      2,500   Gehl Co.*..................        53,438
      3,800   Gencor Industries, Inc.....       110,438
        800   Graham Corp.*..............        13,050
     20,000   Griffon Corp.*.............       317,500
      3,000   Haskel International, Inc.,
                Class A..................        30,000
      8,500   Johnstown America
                Industries, Inc.*........       139,188
      6,900   Kennametal, Inc............       363,113
      2,500   Lincoln Electric Co........       114,063
      5,100   Lufkin Industries, Inc.....       165,750
     18,200   McDermott International,
                Inc......................       751,887
      4,500   Nacco Industries, Inc.,
                Class A..................       602,999
      4,200   NCI Building Systems,
                Inc.*....................       203,700
     21,300   Novellus Systems, Inc.*....       921,224
     23,700   Premark International,
                Inc......................       785,062
      1,900   Quipp, Inc.*...............        29,213
      3,300   Raytech Corp.*.............        16,913
      2,000   SPX Corp.*.................       152,625
      4,200   Starrett (L.S.) Co., Class
                A........................       163,275
      2,900   The Carbide/Graphite Group,
                Inc.*....................        87,000
      6,500   Timken Co..................       219,781
      3,500   Toro Co....................       134,094
      3,000   Tower Automotive, Inc.*....       135,000
        400   Trinity Industries, Inc....        21,950
      1,700   Twin Disc, Inc.............        54,825
     37,600   Varco International,
                Inc.*....................       968,199
      6,800   Varlen Corp................       261,800
      1,700   Watkins-Johnson Co.........        46,006
      3,800   Zurn Industries, Inc.......       180,025
                                           ------------
                                             11,552,503
                                           ------------
              MEDIA--1.9%
      2,700   Bowne & Co., Inc...........       111,713
        500   Cadmus Communications
                Corp.....................        11,875
      1,200   Courier Corp...............        34,200

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MEDIA (CONTINUED)
        475   Grey Advertising...........  $    176,225
     10,900   Houghton Mifflin Co........       347,438
      3,700   K-Tel International,
                Inc.*....................        26,131
     12,600   King World Productions,
                Inc.*....................       368,550
     16,900   Media General, Inc., Class
                A........................       831,269
      3,100   Merrill Corp...............        68,200
     23,300   Sinclair Broadcast Group,
                Inc., Class A*...........     1,342,662
      9,400   Spice Entertainment
                Companies, Inc.*.........        55,225
     15,000   TMP Worldwide, Inc.*.......       478,125
                                           ------------
                                              3,851,613
                                           ------------
              METALS--4.3%
     30,300   Alumax, Inc.*..............     1,369,180
      4,800   Atchison Casting Corp.*....        75,000
      8,200   Bayou Steel Corp., Class
                A*.......................        55,863
     12,600   Belden, Inc................       527,625
      5,600   Chase Industries, Inc.*....       173,250
      3,300   China Pacific, Inc.*.......         6,394
      7,300   Cleveland-Cliffs, Inc......       392,375
      6,200   Curtiss-Wright Corp........       240,250
      5,400   EASCO, Inc.................        82,350
     14,700   General Cable Corp.........       667,012
      2,300   General Housewares Corp....        25,444
     25,300   Harsco Corp................     1,162,218
     10,000   IMCO Recycling, Inc........       173,750
        300   Insilco Corp.*.............        12,900
      4,900   Lindberg Corp..............        86,363
     60,500   LTV Corp...................       794,062
      7,600   Mueller Industries,
                Inc.*....................       481,175
     16,000   NS Group, Inc.*............       234,000
      2,550   Roanoke Electric Steel
                Corp.....................        52,594
      6,600   Steel of West Virginia,
                Inc.*....................        67,650
     10,300   Superior TeleCom, Inc......       430,025
     13,000   Texas Industries, Inc......       751,562
      9,300   USX-U. S. Steel Group,
                Inc......................       351,075
     24,500   Weirton Steel Corp.*.......        88,813
      8,900   Wolverine Tube, Inc.*......       357,113
                                           ------------
                                              8,658,043
                                           ------------
              MISCELLANEOUS
                FINANCIAL--0.8%
      6,500   Atalanta Sosnoff Capital
                Corp.....................        68,656
      3,400   Eaton Vance Corp...........       163,838
      6,700   Jefferies Group, Inc.......       378,550
     10,000   Raymond James Financial,
                Inc......................       435,624
      6,800   Southwest Securities Group,
                Inc......................       187,850

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              MISCELLANEOUS FINANCIAL
                (CONTINUED)
      3,990   Stifel Financial Corp......  $     67,830
      3,400   United Asset Management
                Corp.....................        92,650
      6,300   Value Line, Inc............       270,113
        300   Ziegler Companies Inc......         7,125
                                           ------------
                                              1,672,236
                                           ------------
              OFFICE MACHINERY--3.9%
     18,800   Baldwin Technology Company,
                Inc., Class A*...........       103,400
      6,500   BancTec, Inc.*.............       160,063
      2,500   Dataram Corp.*.............        29,688
      8,000   Digi International,
                Inc.*....................       220,500
      4,400   Emulex Corp.*..............        40,150
      4,300   Equinox Systems, Inc.*.....        91,913
      8,600   Genicom Corp.*.............       104,275
     10,200   Imation Corp.*.............       188,700
      6,800   Key Tronic Corp.*..........        21,250
     32,100   Lexmark International
                Group, Inc., Class A*....     1,448,513
     15,100   Network Equipment
                Technologies, Inc.*......       245,375
      7,900   Polaroid Corp..............       347,600
      8,800   Powerhouse Technologies,
                Inc.*....................       125,400
      3,700   Printronix, Inc.*..........        61,975
     10,100   PSC, Inc.*.................       115,519
     23,600   Storage Technology
                Corp.*...................     1,795,074
     13,300   Stratus Computer, Inc.*....       586,031
      7,400   Symbol Technologies, Inc...       363,988
     37,900   Tandy Corp.................     1,781,299
      2,700   Thrustmaster, Inc.*........        34,425
                                           ------------
                                              7,865,138
                                           ------------
              OIL--1.0%
      9,500   American Resources of
                Delaware*................        26,125
     13,200   Arch Petroleum, Inc.*......        33,000
      9,300   Cabot Oil & Gas Corp.,
                Class A..................       210,413
      5,700   Clayton Williams Energy,
                Inc.*....................        72,675
        330   Columbus Energy Corp.*.....         2,475
      2,400   Equity Oil Co.*............         6,750
      8,600   Evergreen Resources,
                Inc.*....................       147,275
     16,200   Houston Exploration Co.*...       349,312
      4,200   Maynard Oil Co.*...........        46,200
     29,300   Mitchell Energy &
                Development, Class B.....       776,449

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              OIL (CONTINUED)
      1,500   PetroCorp., Inc.*..........  $     12,375
     12,200   Petroleum Development
                Corp.*...................        72,438
     19,300   Zeigler Coal Holding Co....       330,513
                                           ------------
                                              2,086,000
                                           ------------
              OIL DISTRIBUTION--1.1%
     31,000   Amerada Hess Corp..........     1,807,687
     30,200   Kaneb Services, Inc.*......       166,100
     17,900   Tesoro Petroleum Corp.*....       319,963
                                           ------------
                                              2,293,750
                                           ------------
              OIL SERVICES--1.5%
      9,800   American Oilfield Divers,
                Inc.*....................       141,488
      3,800   Dawson Geophysical Co.*....        60,325
     46,500   Helmerich & Payne..........     1,453,124
     14,800   Oceaneering International,
                Inc.*....................       292,300
      7,500   Parker Drilling Co.*.......        78,750
     11,000   Pool Energy Services
                Co.*.....................       257,125
     15,700   Seitel, Inc.*..............       237,463
     12,300   Veritas DGC, Inc.*.........       621,918
        100   Western Atlas, Inc.*.......         7,738
                                           ------------
                                              3,150,231
                                           ------------
              OTHER UTILITIES--1.9%
     65,800   Allied Waste Industries,
                Inc.*....................     1,642,944
      3,500   American Waste Services,
                Inc., Class A*...........        13,781
     19,800   Columbia Energy Group......     1,539,450
     13,400   Eastern Enterprises........       576,200
      1,200   GZA GeoEnvironmental
                Technologies, Inc.*......         6,000
      2,200   Harding Lawson Associates
                Group*...................        20,488
                                           ------------
                                              3,798,863
                                           ------------
              PAPER--3.4%
      8,900   ABT Building Products
                Corp.*...................       146,850
        700   American Woodmark Corp.....        18,200
      1,800   Baltek Corp.*..............        17,213
     23,100   Bowater, Inc...............     1,303,705
      4,300   CSS Industries, Inc.*......       141,094
      3,400   Drypers Corp.*.............        23,375
      2,400   Fibermark, Inc.*...........        55,950
     28,500   Glatfelter (P.H.) Co.......       514,781
     18,800   Mead Corp..................       673,275
     17,700   Potlatch Corp..............       762,206
      1,400   Rayonier, Inc..............        63,963
     18,600   Rock-Tenn Co., Class A.....       296,438

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              PAPER (CONTINUED)
     11,800   Shorewood Packaging
                Corp.*...................  $    316,388
      8,900   Tandycrafts, Inc.*.........        46,725
      3,000   THT, Inc.*.................        10,688
     11,300   TJ International, Inc......       361,600
      1,300   Tufco Technologies,
                Inc.*....................        11,375
     29,500   Union Camp Corp............     1,762,624
     16,000   Wausau-Mosinee Paper
                Corp.....................       369,000
                                           ------------
                                              6,895,450
                                           ------------
              REAL ESTATE ASSETS--3.9%
      8,600   American General
                Hospitality Corp.........       238,113
        100   Angeles Mortgage Investment
                Trust, Class A...........         1,875
      3,300   Bay Apartment
                Communities..............       122,513
     22,000   Bluegreen Corp.*...........       184,250
     16,500   Brandywine Realty Trust....       392,906
     11,500   Capstone Capital Corp......       279,594
      3,500   Castle & Cooke, Inc.*......        58,844
     11,100   CB Commercial Real Estate
                Services Group, Inc.*....       444,000
     14,900   CBL & Associates
                Properties, Inc..........       365,050
     10,400   Commercial Assets, Inc.....        68,900
      4,900   Excel Realty Trust, Inc....       174,563
     22,200   Felcor Suite Hotels,
                Inc......................       822,787
     21,400   First Industrial Realty
                Trust, Inc...............       770,399
      5,700   Glenborough Realty Trust,
                Inc......................       166,013
      7,300   Highwoods Properties,
                Inc......................       257,781
     19,500   Hospitality Properties
                Trust....................       691,030
     11,600   JDN Realty Corp............       396,575
        500   Kennedy--Wilson, Inc.*.....        17,188
      7,600   Lexford Residential
                Trust*...................       152,950
        300   Mays (J.W.), Inc.*.........         4,050
      2,400   Omega Healthcare Investors,
                Inc......................        93,600
     18,800   Post Properties, Inc.......       750,824
     17,100   Prentiss Properties
                Trust....................       446,738
     14,100   Realty Inc.ome Corp........       383,344
     34,500   Taubman Centers, Inc.......       450,656
     14,300   Thornburg Mortgage Asset
                Corp.....................       227,013
                                           ------------
                                              7,961,556
                                           ------------
              RETAIL/WHOLESALE--9.0%
      4,300   Aceto Corp.................        94,600
      4,600   Advanced Marketing
                Services, Inc.*..........        86,250

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              RETAIL/WHOLESALE
                (CONTINUED)
     31,700   Allegiance Corp............  $  1,254,130
      6,600   Ames Department Stores,
                Inc.*....................       139,425
        500   Arden Group, Inc., Class
                A*.......................        71,000
     12,800   Audiovox Corp., Class A*...        85,600
     23,400   Avnet, Inc.................     1,346,962
      5,400   Bell Industries, Inc.*.....        76,275
      4,700   BJ's Wholesale Club,
                Inc.*....................       183,300
      2,000   Bon-Ton Stores, Inc.*......        30,500
     41,300   Borders Group, Inc.*.......     1,406,780
     37,500   Burlington Coat Factory
                Warehouse................       651,563
      8,200   Cameron Ashley Building
                Products*................       150,163
      6,600   Catherines Stores Corp.*...        51,975
      9,500   Cole National Corp., Class
                A*.......................       366,938
      7,100   Creative Computers,
                Inc.*....................        56,134
      5,700   Damark International, Inc.,
                Class A*.................        70,538
     10,400   DEB Shops, Inc.............        72,800
      3,200   Discount Auto Parts,
                Inc.*....................        77,600
     13,500   Dominick's Supermarkets,
                Inc.*....................       614,250
     13,300   Dress Barn, Inc.*..........       382,375
      9,300   Drug Emporium, Inc.*.......        38,944
      4,600   Environmental Technologies
                Corp.*...................        30,978
     10,200   Ezcorp, Inc., Class A*.....       121,125
     34,100   Fred Meyer, Inc.*..........     1,574,993
     11,300   Friedman's, Inc., Class
                A*.......................       229,531
      2,800   Goody's Family Clothing,
                Inc.*....................       123,900
      1,000   Great Atlantic & Pacific
                Tea Company, Inc.........        30,250
      5,800   Haverty Furniture
                Companies, Inc...........       108,750
        800   IIC Industries, Inc.*......         8,663
      9,300   Insurance Auto Auctions,
                Inc.*....................       102,300
     13,200   International Multi-Foods
                Corp.....................       395,175
      4,700   Jos. A. Bank Clothiers,
                Inc.*....................        35,250
     11,300   Linens 'N Things, Inc.*....       620,794
      2,000   Little Switzerland,
                Inc.*....................        15,375
      8,000   Marshall Industries*.......       267,000
      3,300   Mercantile Stores Company,
                Inc......................       221,719
      1,400   Moore Medical Corp.*.......        15,925
     66,300   OfficeMax, Inc.*...........     1,185,112
      3,600   Piercing Pagoda, Inc.*.....       112,500
     35,600   Proffitt's, Inc.*..........     1,290,499
      5,600   Programmer's Paradise,
                Inc.*....................        53,200
      5,200   Reeds Jewelers, Inc.*......        20,150

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              RETAIL/WHOLESALE
                (CONTINUED)
      3,100   Republic Automotive Parts,
                Inc.*....................  $     56,188
      1,000   Richardson Electronics,
                Ltd......................        13,375
     16,200   Ross Stores, Inc...........       714,825
      7,300   Schnitzer Steel Industries,
                Inc., Class A............       178,394
      2,200   Seaway Food Town, Inc......        61,600
      9,300   Shoe Carnival, Inc.*.......        99,975
      4,400   Software Spectrum, Inc.*...        95,700
      2,000   Speizman Industries,
                Inc.*....................        14,250
      3,900   Sport Chalet, Inc.*........        19,500
     10,600   Stanhome, Inc..............       285,538
      8,900   Stein Mart, Inc.*..........       317,063
        400   Trans World Entertainment
                Corp.*...................        11,100
      4,800   TransNet Corp.*............         3,600
      5,100   Travel Ports of America,
                Inc.*....................        20,400
      4,600   United Retail Group,
                Inc.*....................        29,038
     11,300   Value City Department
                Stores, Inc.*............       191,394
      2,000   Village Supermarket, Inc.,
                Class A*.................        25,750
     72,700   Woolworth Corp.*...........     1,817,499
     21,500   Zale Corp.*................       620,813
                                           ------------
                                             18,447,293
                                           ------------
              SERVICES--10.4%
     34,200   A.C. Nielsen Corp.*........       904,163
     13,200   Activision, Inc.*..........       141,900
      6,000   Adept Technology, Inc.*....        61,500
     10,800   ADVO, Inc.*................       298,350
     15,300   American Business
                Information, Class B*....       218,025
      2,100   American Vantage Cos.*.....         3,281
      6,200   Analysts International
                Corp.....................       181,350
     27,800   Autodesk, Inc..............     1,198,874
     16,400   Avant! Corp.*..............       342,350
      9,700   Baker (Michael) Corp.*.....        95,788
     19,400   Banyan Systems, Inc.*......       106,700
      9,600   Barra, Inc.*...............       273,600
      7,000   CACI International, Inc.,
                Class A*.................       154,000
      2,400   CDI Corp.*.................       103,350
        300   CFI Proservices, Inc.*.....         4,425
      8,400   Chrysalis International
                Corp.*...................        25,200
      7,700   Complete Management,
                Inc.*....................        65,450
      9,700   Dataworks Corp.*...........       255,838
     19,700   Discreet Logic, Inc.*......       321,356

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
      9,200   Education Management
                Corp.*...................  $    312,800
      3,400   Emcon, Inc.*...............        16,575
      6,200   Exponent, Inc.*............        62,000
     19,100   Fiserv, Inc.*..............     1,210,462
     24,400   GTECH Holdings Corp.*......       948,550
      7,800   Infinium Software, Inc.*...       155,513
     20,400   Information Resources,
                Inc.*....................       331,500
     16,400   Intergraph Corp.*..........       138,888
      4,700   International Microcomputer
                Software, Inc.*..........        74,025
     15,300   Intersolv, Inc.*...........       274,444
      4,500   LCS Industries.............        72,563
      5,900   Logic Works, Inc.*.........        82,969
      4,300   MacNeal-Schwendler
                Corp.*...................        50,794
      3,900   Market Facts, Inc.*........        77,025
     41,300   Mentor Graphics Corp.*.....       405,256
     11,300   Mercury Interactive
                Corp.*...................       412,450
     13,400   Metromail Corp.*...........       463,975
      9,700   Midway Games, Inc.*........       222,494
      2,000   National Technical Systems,
                Inc......................        16,656
      4,600   New Horizons Worldwide,
                Inc.*....................        60,375
     17,400   Norrell Corp...............       392,588
      6,400   PC Docs Group
                International, Inc.*.....        34,400
      5,000   PCA International, Inc.....       112,500
     15,200   Personnel Group of America,
                Inc.*....................       345,800
      8,300   Pinkertons, Inc.*..........       191,419
     39,500   Platinum Technology,
                Inc.*....................     1,017,125
     11,000   Policy Management Systems
                Corp.*...................       883,438
     10,100   Progress Software Corp.*...       303,000
     19,800   Siebel Systems, Inc.*......       569,250
     29,900   Snyder Communications,
                Inc.*....................     1,401,562
     22,400   Sterling Software, Inc.*...     1,265,599
      6,400   Stone & Webster, Inc.......       299,200
      4,000   Symix Systems, Inc.*.......        72,000
     11,600   Systems & Computer
                Technology Corp.*........       478,500
      5,400   Thomas Group, Inc.*........        48,600
     16,800   Titan Corp.*...............       110,250
      3,200   Tripos, Inc.*..............        41,600
     98,300   Unisys Corp.*..............     1,867,699
      4,200   URS Corp.*.................        66,150
     14,900   Warrantech Corp.*..........       105,231
     17,900   Yahoo!, Inc.*..............     1,654,630
                                           ------------
                                             21,405,355
                                           ------------

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              SOAPS & COSMETICS--0.8%
      1,100   CCA Industries, Inc.*......  $      3,506
      3,000   CPAC, Inc.*................        33,375
      4,700   Guest Supply, Inc.*........        70,500
     29,400   Revlon, Inc., Class A*.....     1,462,650
      8,800   Scott's Liquid Gold,
                Inc......................        27,500
                                           ------------
                                              1,597,531
                                           ------------
              TELEPHONE--1.1%
     12,300   Aliant Communications,
                Inc., Class A............       418,200
        800   Atlantic Tele-Network,
                Inc.*....................         8,800
     23,000   Century Telephone
                Enterprises, Inc.........     1,405,875
      3,000   Davel Communication
                Group*...................        76,875
      1,800   Hector Communications
                Corp.*...................        21,375
      7,000   United States Cellular
                Corp.*...................       237,563
        500   United Video Satellite
                Group, Inc., Class A*....        21,250
                                           ------------
                                              2,189,938
                                           ------------
              TEXTILES--3.1%
     18,500   Burlington Industries,
                Inc.*....................       324,906
        300   Concord Fabrics, Inc.,
                Class A*.................         2,813
      6,500   Deckers Outdoor Corp.*.....        47,125
     13,100   Dexter Corp................       542,012
      9,400   Dixie Group, Inc...........       108,688
      9,200   Dyersburg Corp.............        71,875
      4,300   G-III Apparel Group,
                Ltd.*....................        25,800
      2,500   Genesco, Inc.*.............        45,313
      2,300   Guilford Mills, Inc........        67,850
      3,600   Haggar Corp................        53,100
     14,700   Kellwood Co................       453,863
     35,500   Liz Claiborne, Inc.........     1,770,562
      5,900   Mohawk Industries, Inc.*...       185,850
      5,400   Norton McNaughton, Inc.*...        25,988
      6,200   Oshkosh B'Gosh, Inc., Class
                A........................       247,613
      7,400   Oxford Industries, Inc.....       232,175
     22,700   Polymer Group, Inc.*.......       296,519
     24,300   Russell Corp...............       651,543
      7,300   Springs Industries, Class
                A........................       401,044
      7,000   Supreme International
                Corp.*...................        87,500

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
-------------------------------------------------------------------------------


  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              TEXTILES (CONTINUED)

        800   Tandy Brands Accessories,
                Inc.*....................  $     15,250
      6,900   Timberland Co., Class A*...       493,349
     14,400   Vans, Inc.*................       153,000
                                           ------------
                                              6,303,738
                                           ------------
              TRANSPORTATION--1.7%
      2,500   B & H Ocean Carriers
                Ltd.*....................        10,938
     11,600   Coach USA, Inc.*...........       504,600
     11,000   Consolidated
                Freightways*.............       187,000
     38,600   Kansas City Southern
                Industries, Inc..........     1,698,399
      9,400   Kitty Hawk, Inc.*..........       206,800
      5,400   Landstar System, Inc.*.....       174,150
      3,600   Oglebay Norton Co..........       148,500
     14,400   Pittston Burlington
                Group....................       225,000
      1,300   Roadway Express, Inc.......        31,931
     14,900   Yellow Corp.*..............       284,963
                                           ------------
                                              3,472,281
                                           ------------
              TRAVEL/ENTERTAINMENT--3.8%
     12,500   AMC Entertainment, Inc.*...       298,438
      8,100   Anchor Gaming*.............       601,425
      4,200   Ark Restaurants Corp.*.....        48,300
      2,200   Back Bay Restaurant
                Group*...................        16,225
      4,000   Bertucci's, Inc.*..........        30,750
     11,800   Bob Evans Farms, Inc.......       250,013
     20,000   Buffets, Inc.*.............       275,000
     88,400   Darden Restaurants, Inc....     1,375,724
      3,500   Fresh Choice, Inc.*........        11,813
      2,700   Garden Fresh Restaurant
                Corp.*...................        50,456
     24,800   Lone Star Steakhouse &
                Saloon*..................       562,650
     36,100   MGM Grand, Inc.*...........     1,236,424
      8,500   Movie Gallery, Inc.*.......        64,813
      4,300   Nathan's Famous, Inc.*.....        17,200
      5,700   Planet Hollywood
                International, Inc.,
                Class A*.................        61,988

  SHARES                                   MARKET VALUE
-----------                                ------------
              COMMON STOCKS (CONTINUED)
              TRAVEL/ENTERTAINMENT
                (CONTINUED)
        400   PLM International, Inc.*...  $      2,375
        300   Premier Parks, Inc.*.......        17,400
     29,000   Promus Hotel Corp.*........     1,384,749
     13,100   Quintel Entertainment,
                Inc.*....................        72,050
      4,700   Red Roof Inns, Inc.*.......        85,775
        900   Ruby Tuesday, Inc..........        28,350
     31,500   Ryan's Family Steak Houses,
                Inc.*....................       285,469
        600   Showbiz Pizza*.............        19,988
      1,500   Sonesta International
                Hotels Corp., Class A....        20,250
      2,400   Spaghetti Warehouse,
                Inc.*....................        16,650
      8,600   Taco Cabana, Inc., Class
                A*.......................        59,125
     28,600   Viad Corp..................       693,550
      5,600   VICorp. Restaurants,
                Inc.*....................       102,900
     14,600   Video Update, Inc., Class
                A*.......................        50,188
                                           ------------
                                              7,740,038
                                           ------------
              TOTAL COMMON STOCKS (COST
                $171,684,166)--93.1%.....   189,242,851
                                           ------------
              REPURCHASE AGREEMENTS--9.1%
              Bear Stearns, dated
                3/31/98, due 4/01/98 at
                5.80% with a maturity
                value of $18,603,712
                (Collateralized by
                $18,501,187 various U.S.
                Government Securities,
                7.00%-8.00%,
                12/15/11-5/15/26, market
                value - $18,975,559).....    18,600,716
                                           ------------
              TOTAL REPURCHASE AGREEMENTS
                (COST $18,600,716).......    18,600,716
                                           ------------
              TOTAL INVESTMENTS (COST
                $190,284,882)
                (A)--102.2%..............   207,843,567
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

                                           MARKET VALUE
                                           -------------
               DEPOSITS WITH BROKERS FOR
                 SECURITIES SOLD SHORT--90.8%
               Bear Stearns Deposit A/C,
                 5.5%, 4/1/98............  $ 184,582,496
                                           -------------
               TOTAL DEPOSITS WITH
                 BROKERS FOR SECURITIES
                 SOLD SHORT (COST
                 $184,582,496)...........    184,582,496
                                           -------------
               RECEIVABLE FROM BROKERS
                 FOR SECURITIES SOLD
                 SHORT--4.0%.............      8,110,797
                                           -------------
               SECURITIES SOLD
                 SHORT--(PROCEEDS
                 $169,535,433) -
                 (91.7%).................   (186,426,626)
                                           -------------
               LIABILITIES IN EXCESS OF
                 OTHER ASSETS--(5.3)%....    (10,807,451)
                                           -------------
               TOTAL NET
                 ASSETS--100.0%..........  $ 203,302,783
                                           =============

---------------
* Non-income producing security.

(a) At March 31, 1998, the aggregate cost of investment securities and proceeds for securities sold short for income tax purposes was $20,752,469. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation-
  Investments............  $ 19,809,007
Unrealized
  appreciation-Short
  Sales..................     2,203,132
Unrealized depreciation-
  Investments............    (2,253,343)
Unrealized
  depreciation-Short
  Sales..................   (19,094,324)
                           ------------
Net unrealized
  appreciation...........  $    664,472
                           ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS--91.7%
              AIRLINES--0.7%
        600   Comair Holdings, Inc.......  $      15,900
     13,600   Northwest Airlines Corp....        838,950
      8,500   US Airways Group, Inc......        630,063
                                           -------------
                                               1,484,913
                                           -------------
              AUTOS--0.5%
      5,500   Collins Industries, Inc....         35,063
     11,600   Federal Signal Corp........        258,825
      3,500   Lund International
                Holdings, Inc............         47,250
     18,700   Mark IV Industries, Inc....        425,425
      1,200   Miller Industries, Inc.....          8,775
      3,600   Newcor, Inc................         33,300
      9,900   Spartan Motors, Inc........         77,962
        200   Wabash National Corp.......          5,800
      7,100   Walbro Corp................         86,975
                                           -------------
                                                 979,375
                                           -------------
              BANKING--3.9%
      2,800   Avondale Financial Corp....         44,800
     31,300   Concord EFS, Inc...........      1,081,806
     14,000   Credit Acceptance Corp.....        130,375
     10,000   Dime Bancorp, Inc..........        300,625
      1,000   Eagle Bancshares, Inc......         25,375
      2,800   First Savings Bank SLA.....        119,000
      4,600   Investors Financial
                Services Corp............        253,000
        300   Moneygram Payment Systems..          4,556
      2,900   National Commerce
                Bancorporation...........        123,613
      2,900   Peoples Bank of Bridge.....        110,109
      6,800   Pinnacle Financial
                Services.................        337,875
     13,500   Republic Bancorp...........        274,219
     17,000   Republic Security Financial
                Corp.....................        193,375
      7,200   Security First Network
                Bank.....................         62,100
     15,240   Sovereign Bancorp..........        277,178
     27,300   TCF Financial Corp.........        926,493
      8,700   Trustmark Corp.............        199,013
      3,100   Union Planters Corp........        192,781
     10,800   US Trust Corp..............        710,100
      8,900   Webster Financial Corp.....        618,550
      4,300   Westcorp...................         72,025
      2,000   World Acceptance...........         13,250
     35,900   Zions Bancorp..............      1,889,237
                                           -------------
                                               7,959,455
                                           -------------
              BUILDING--0.5%
      1,840   Cavalier Homes, Inc........         21,045
     20,200   Foster Wheeler Corp........        617,362

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              BUILDING (CONTINUED)
      7,800   Modtech, Inc...............  $     160,388
     13,300   Schuler Homes, Inc.........         96,425
      4,700   Utilx Corp.................         25,850
                                           -------------
                                                 921,070
                                           -------------
              CHEMICALS--2.9%
     14,300   Advanced Polymer Systems...        123,338
      2,100   Alcide Corporation.........        113,400
      6,500   American Pacific Corp......         69,469
      2,000   Cambrex Corp...............        100,750
      2,300   Chemfirst, Inc.............         60,950
     82,700   Engelhard Corp.............      1,571,300
     19,300   Georgia Gulf Corp..........        523,512
     33,700   Great Lakes Chemical.......      1,819,800
      9,400   Ionics, Inc................        404,787
     60,700   RPM Inc., Ohio.............      1,081,219
     11,700   Synthetech, Inc............         72,394
      4,500   Valhi, Inc.................         44,156
                                           -------------
                                               5,985,075
                                           -------------
              COMPUTER--0.2%
     38,700   Micron Electronics, Inc....        491,006
                                           -------------
              CONSTRUCTION
                MATERIALS--1.6%
      5,000   Alpine Group, Inc..........        100,938
      6,900   Apogee Enterprises, Inc....         91,425
      2,900   Dupont Photomask, Inc......        125,425
     23,500   Hexcel Corporation.........        646,250
     90,900   Johns Manville Corp........      1,147,612
     31,700   Owens--Corning Fiberglass
                Corp.....................      1,139,219
                                           -------------
                                               3,250,869
                                           -------------
              DEFENSE--0.1%
      2,900   Anaren Microwave, Inc......         63,619
      1,900   Lowrance Electronics,
                Inc......................         12,231
      3,900   Whitehall Corp.............         75,806
                                           -------------
                                                 151,656
                                           -------------
              DRUGS--3.5%
      4,900   Advanced Magnetics, Inc....         64,006
     11,100   Algos Pharmaceuticals......        335,775
     18,500   Amylin Pharmaceuticals.....         50,875
      7,000   Anesta Corp................        130,375
     10,100   Aphton Corp................        128,144
      3,800   Arqule, Inc................         84,550
      8,500   Atrix Labs, Inc............        161,500
     10,600   Biocryst Pharmaceuticals,
                Inc......................         79,500
      8,600   Chiron Corp................        180,062
     18,600   Creative Biomolecule.......        153,450
      5,900   Cygnus, Inc................         97,350

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              DRUGS (CONTINUED)
      2,100   Depotech Corp..............  $      12,600
      8,700   Ergo Science Corp..........        131,044
      1,800   Fuisz Technologies, Ltd....         22,387
      9,800   Geltex Pharmaceuticals,
                Inc......................        264,600
        300   Gensia Sicor, Inc..........          1,500
     12,500   Genzyme Transgenics Corp...        144,531
      3,700   Gilead Sciences, Inc.......        133,200
      2,200   Gliatech, Inc..............         26,675
      3,200   Hauser, Inc................         25,600
     11,200   Human Genome Sciences,
                Inc......................        445,900
      6,500   Immune Response Corp.......         63,781
      3,900   Inhale Therapeutic
                Systems..................        105,787
     18,400   Interneuron
                Pharmaceuticals..........        192,050
     16,500   Isis Pharmaceuticals.......        251,625
      8,600   Lifecore Biomedical, Inc...        201,025
      2,600   Ligand Pharmaceutical,
                Class B..................         41,438
     12,400   Magainin Pharmaceuticals...         68,975
     10,000   Martek Biosciences Corp....        151,875
     10,400   Medimmune, Inc.............        573,300
      6,900   Meridian Diagnostics,
                Inc......................         87,975
     10,200   MGI Pharmacia, Inc.........         79,050
     12,800   Molecular Biosystems,
                Inc......................        118,400
      3,700   Myriad Genetics, Inc.......         82,788
     13,500   NeoRx Corp.................         72,141
      7,200   Neose Technologies, Inc....         98,100
      6,500   Neurex Corp................        155,187
      4,600   Neurogen Corp..............         70,725
     10,600   Northfield Laboratories....        106,000
     12,900   Noven Pharmaceuticals,
                Inc......................         84,656
      9,300   NPS Pharmaceuticals........         68,588
      5,300   Orphan Medical, Inc........         57,638
      6,400   Pathogenesis Corp..........        214,400
      4,500   Penederm, Inc..............         58,219
      8,300   Research Frontiers, Inc....         66,400
      5,300   Sonus Pharmaceuticals......        129,850
      5,600   Sugen, Inc.................         76,300
      2,300   Synaptic Pharmaceutical....         29,325
     11,100   Transkaryotic Therapies,
                Inc......................        359,362
      7,100   Unimed Pharmaceuticals,
                Inc......................         53,250
      4,800   U.S. Bioscience, Inc.......         48,600
     15,000   Vertex Pharmaceuticals.....        479,062
     11,300   Vical, Inc.................        177,975
     11,700   Xoma Corp..................         54,844
                                           -------------
                                               7,152,315
                                           -------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              DURABLES--0.2%
      3,100   Harman International
                Industries, Inc..........  $     136,400
      4,500   Universal Electronics,
                Inc......................         51,891
     39,800   Zenith Electronics Corp....        263,675
                                           -------------
                                                 451,966
                                           -------------
              ELECTRIC UTILITIES--4.8%
      5,600   Bangor Hydro--Electric
                Co.......................         44,100
     18,600   Calenergy, Inc.............        525,450
        700   Calpine Corp...............         12,469
      7,700   CILCORP, Inc...............        371,525
     43,600   DPL, Inc...................        850,200
     11,900   Hawaiian Electric
                Industries, Inc..........        493,850
     41,500   Illinova Corp..............      1,252,781
      5,300   KTI, Inc...................         91,094
      1,100   Maine Public Service Co....         15,469
     19,900   Minnesota Power & Light....        845,750
        900   Nevada Power Co............         24,075
     28,800   Northeast Utilities........        412,200
     29,500   Ogden Corp.................        848,125
     88,600   PECO Energy Co.............      1,960,275
     22,100   Puget Sound Power &
                Light....................        622,944
     22,200   Unisource Energy Corp......        385,725
     32,700   Wisconsin Energy Corp......      1,003,481
     10,400   York Research..............         83,200
                                           -------------
                                               9,842,713
                                           -------------
              ELECTRONICS--6.0%
      6,700   Abiomed, Inc...............        101,338
     25,000   Advanced Micro Devices,
                Inc......................        726,562
     15,500   Affymetrix, Inc............        539,594
     24,900   Alliance Semiconductor.....        186,750
      4,000   Allied Healthcare
                Products.................         26,500
      3,800   American Science & Engine,
                Inc......................         51,775
      6,900   Andrea Electronics Corp....        150,506
     26,700   Antec Corp.................        400,500
      8,500   Applied Digital Access,
                Inc......................         68,000
      8,600   Applied Innovation, Inc....         60,738
      7,500   Ariel Corp.................         69,375
      5,700   Arthrocare Corp............         84,788
     27,400   Atmel Corporation..........        412,712
      3,400   Barringer Technologies.....         41,438
      4,300   Boca Research, Inc.........         24,188
      4,700   Broadband Technologies,
                Inc......................         36,425
      8,500   California Micro Devices...         51,531
      5,000   Chad Therapeutics, Inc.....         38,125
      3,300   Checkpoint Systems, Inc....         70,125

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
      4,000   Cholestech Corp............  $      60,000
      8,400   Cognex.....................        179,550
      1,200   Comverse Technology, Inc...         58,650
      9,500   Cooper Co., Inc............        403,156
     15,300   Diametrics Medical, Inc....        122,400
      6,100   Elantec Semiconductor......         53,375
      2,100   Elcotel, Inc...............         12,206
      4,300   Embrex, Inc................         24,725
      7,700   Energy Conversion
                Devices..................        112,613
      1,400   Epitope, Inc...............          9,625
        800   Ferrofluidics Corp.........          3,950
     17,400   Genrad, Inc................        540,487
      8,900   Harmonic Lightwaves, Inc...        143,513
     13,700   Hutchinson Technology,
                Inc......................        363,050
      5,300   Ibis Technology Corp.......         56,313
     12,000   Incontrol, Inc.............         90,000
      1,000   Information Resources
                Engineering, Inc.........          8,188
      6,400   Information Storage
                Devices..................         36,600
      6,500   Input/Output, Inc..........        151,937
     14,000   Integrated Silicon
                Solution, Inc............        126,875
      8,000   Kopin Corp.................        141,000
        800   Lecroy Corp................         17,000
      1,300   Medical Graphics Corp......          6,500
      5,000   MEMC Electronic Materials,
                Inc......................         79,375
      3,900   Micro Linear Corp..........         26,081
      9,200   Microdyne Corp.............         60,950
      5,400   Microwave Power Devices....         47,250
      5,700   MOSCOM Corp................         33,844
     10,100   Neopath, Inc...............        138,875
      5,700   Novametrix Medical
                System...................         43,462
     46,500   Oakley, Inc................        537,656
      7,200   Perclose, Inc..............        203,850
     11,000   Physio--Control
                International Corp.......        192,500
      8,300   Planar Systems, Inc........        105,825
     15,100   PMC--Sierra, Inc...........        573,800
      9,000   Possis Medical, Inc........        143,719
     13,500   Premisys Communications....        387,281
      5,100   Quickturn Design Systems...         51,956
     14,700   Remec, Inc.................        421,706
      5,800   Robotic Vision Systems.....         64,525
      6,400   Sabratek Corp..............        224,000
     16,800   Sepracor, Inc..............        716,100
      6,800   Sheldahl, Inc..............         75,650
      1,000   Sigmatron International....          8,125

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     11,600   Sipex Corp.................  $     382,800
      5,000   Smartflex Systems, Inc.....         47,500
      4,800   Standard Microsystems......         46,800
      7,300   Stanford
                Telecommunications.......        123,187
      3,700   Summa Four, Inc............         39,775
     22,200   Summit Technology, Inc.....        120,712
     10,300   Tekelec....................        467,362
      3,500   Thermo Cardiosystems,
                Inc......................         94,719
      8,200   Trident Microsystems,
                Inc......................         60,987
      7,300   Vitesse Semiconductor......        344,241
     25,600   Westell Technologies,
                Inc......................        326,400
     11,000   Wireless Telecom Group.....         79,750
                                           -------------
                                              12,133,446
                                           -------------
              FINANCIAL INVESTMENTS--1.1%
      4,500   Competitive Technologies,
                Inc......................         46,688
      7,400   DVI, Inc...................        169,737
     15,300   GATX Corp..................      1,193,400
     10,700   Igen International, Inc....        453,412
     10,900   Interpool, Inc.............        168,950
     12,100   Royal Gold, Inc............         68,441
      4,700   SRS Labs, Inc..............         38,775
      5,500   U.S. Energy Corp...........         46,063
      5,900   Western Water Co...........         61,950
                                           -------------
                                               2,247,416
                                           -------------
              FOOD--3.3%
     22,100   Cadiz Land Company, Inc....        263,819
     15,100   Dekalb Genetics Corp.......      1,009,812
     14,800   Dole Food Co...............        715,950
     15,400   Dreyers Grand Ice Cream....        338,800
      3,900   Erly Industries, Inc.......         22,181
      2,800   Eskimo Pie Corp............         37,800
     15,000   Flowers Industries, Inc....        351,563
      7,900   Hain Food Group, Inc.......        147,138
     48,400   IBP, Inc...................      1,085,975
     40,300   McCormick & Co.............      1,299,675
      7,100   Mycogen Corp...............        129,131
      1,200   Northland Cranberries,
                Class A..................         18,900
        800   Opta Food Ingredients,
                Inc......................          4,250
      7,500   Orange Co..................         50,156
     10,200   Sanderson Farms, Inc.......        128,775
     16,500   Suiza Foods................      1,014,750
      4,800   Thorn Apple Valley, Inc....         81,600
     10,800   WLR Foods, Inc.............         60,750
                                           -------------
                                               6,761,025
                                           -------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              HEALTH--0.5%
      5,300   American Health Corp.......  $      51,675
      6,900   Cryolife, Inc..............        117,300
      3,500   Daxor Corp.................         51,625
     13,300   Enzo Biochem, Inc..........        209,475
      3,300   Integrated Orthopeadics,
                Inc......................         23,719
      7,900   Laser Vision Centers,
                Inc......................         72,828
      8,100   National Surgery Centers...        207,056
      4,400   Prime Medical Services.....         51,700
     13,200   Psychemedics Corp..........         73,425
      9,700   Transworld Healthcare
                Inc......................         58,806
                                           -------------
                                                 917,609
                                           -------------
              HOUSEHOLD--2.6%
      8,000   Aldila, Inc................         47,500
      4,900   Applied Extrusion Tech.....         38,434
      8,300   Bassett Furniture
                Industries, Inc..........        254,706
     30,600   Blyth Industries, Inc......      1,044,225
     15,000   Callaway Golf Co...........        435,000
      2,050   Chicago Miniature Lamp,
                Inc......................         79,694
     10,700   Cross (A.T.) Co............        124,388
      4,600   Cybex International, Inc...         59,800
      5,000   Galoob Toys, Inc...........         49,688
      3,700   K2, Inc....................         82,556
      9,000   Lamson & Sessions Co.......         59,625
     14,300   L.L. Knickerbocker Co.,
                Inc......................         67,031
        600   Ohio Art Co................         13,200
      5,500   Rawlings Sporting Goods....         74,938
     16,900   Safeskin Corporation.......      1,248,487
      7,100   Simula, Inc................        113,156
      2,800   Sybron International.......         74,725
     11,200   Synetic, Inc...............        581,000
     18,200   Toy Biz, Inc...............        185,413
     27,000   Tupperware Corp............        718,875
                                           -------------
                                               5,352,441
                                           -------------
              INSURANCE--3.8%
      1,500   American Indemnity
                Financial Corp...........         18,000
     21,400   AmerUS Life Holdings, Class
                A........................        692,825
        200   Capitol Transamerica
                Corp.....................          4,213
     14,000   Citizens, Inc..............         89,250
      2,600   Comprehensive Care Corp....         26,650
      5,600   Core, Inc..................         88,200
     12,000   Danielson Holdings Corp....         90,000
     45,000   Erie Indemnity Company,
                Class A..................      1,383,750
      1,000   First Commonwealth, Inc....         15,125
      4,000   HCC Insurance Holdings,
                Inc......................         92,000

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
      2,500   Health Power, Inc..........  $      14,063
     12,900   HSB Group, Inc.............        867,525
     13,500   Maxicare Health Plans,
                Inc......................        148,500
     20,700   MBIA, Inc..................      1,604,250
      6,400   Meadowbrook Insurance
                Group....................        196,000
      4,500   Meridian Insurance Group...         84,375
     16,000   Oxford Health..............        239,000
      8,300   Pacificare Health
                Systems..................        614,200
      6,500   Prepaid Legal Services.....        230,750
      9,600   Rightchoice Managed Care...         94,200
     29,200   UICI.......................      1,009,225
      3,400   Walshire Assurance Co......         34,850
        130   Wesco Financial Corp.......         47,482
                                           -------------
                                               7,684,433
                                           -------------
              LIQUOR & TOBACCO--0.3%
      6,200   Boston Beer Company, Inc...         64,713
      7,300   Midwest Grain Products.....         98,550
      9,800   Robert Mondavi Corp........        404,250
                                           -------------
                                                 567,513
                                           -------------
              MACHINERY--3.7%
      4,700   A.S.V., Inc................        131,600
      7,400   Ag Chem Equipment, Inc.....        123,950
      2,900   American Power
                Conversion...............         83,194
      2,000   Binks Sames Corp...........         97,000
      2,400   Bolt Technology Corp.......         14,850
     10,600   Briggs & Stratton Corp.....        485,612
     26,400   Crown Cork & Seal Co.......      1,412,400
      2,000   Cuno, Inc..................         44,000
      6,000   Exide Corp.................        101,625
     12,400   Fairchild Corp.............        267,375
      1,300   FSI International, Inc.....         14,300
      6,200   Industrial Holdings, Inc...         93,775
      8,400   Intermagnetics General
                Corp.....................         93,450
      6,800   Kollmorgen Corp............        147,900
      1,500   Lam Research Corp..........         42,187
      1,100   Lancer Corp................         15,125
     11,600   Littlefuse, Inc............        301,600
      8,000   N.N. Ball & Roller, Inc....         86,500
     69,600   Pall Corp..................      1,496,400
      3,500   Recovery Engineering,
                Inc......................        103,250
     14,900   Specialty Equipment Cos....        303,587
     11,000   Stewart & Stevenson
                Services, Inc............        264,688
      7,700   Thermedics, Inc............        137,156
     19,200   Ucar International, Inc....        602,400

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
     10,200   Unique Mobility, Inc.......  $      86,063
      8,800   United States Can Corp.....        156,200
      7,000   U.S. Filter Corp...........        245,875
      8,500   Whittaker Corp.............        118,469
      5,800   Wyman--Gordon Co...........        132,675
      8,400   York International Corp....        378,000
                                           -------------
                                               7,581,206
                                           -------------
              MEDIA--3.2%
     12,500   Ackerley Group, Inc........        255,469
      3,000   American Banknote
                Corporation..............         12,000
      4,000   Artistic Greetings, Inc....         21,875
      2,000   Belo (A.H) Corp., Com Ser
                A........................        110,000
      4,600   Emmis Broadcasting Corp....        242,650
     15,800   Golden Books Family
                Entertainment............        181,700
      5,300   Gray Communication
                System...................        153,700
     16,500   Jostens, Inc...............        396,000
     22,650   Lamar Advertising Co.......        792,750
     60,000   Outdoor Systems, Inc.......      2,103,750
     36,300   Paxson Communications
                Corp.....................        403,837
      5,600   Price Communications
                Corp.....................         89,600
     75,300   Primedia, Inc..............      1,105,969
      7,000   Reynolds & Reynolds........        153,125
     32,600   Spelling Entertainment
                Group, Inc...............        293,400
        500   Tro Learning, Inc..........          4,422
      3,000   Valassis Communications,
                Inc......................        123,000
        800   Wave Technologies
                International............          5,400
                                           -------------
                                               6,448,647
                                           -------------
              METALS--4.0%
      1,300   Acme Metals, Inc...........         11,944
      3,400   Andrew Corp................         67,363
     25,200   ASARCO, Inc................        672,525
     52,700   Bethlehem Steel Corp.......        714,744
      1,400   Commscope, Inc.............         20,213
     58,300   Cyprus Amax Minerals.......        969,237
    102,800   Freeport--McMoran Copper &
                Gold, Class A............      1,921,075
      8,100   Gibraltar Steel Corp.......        173,137
     53,300   Kaiser Aluminum Corp.......        536,331
      3,400   National--Standard Co......         20,400
      4,600   Northwest Pipe Co..........        100,050
      3,000   Oregon Steel Mills, Inc....         66,000
     26,600   Phelps Dodge Corp..........      1,717,362

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              METALS (CONTINUED)
      6,600   WHX Corp...................  $     107,663
     57,200   Worthington Industries,
                Inc......................      1,036,750
                                           -------------
                                               8,134,794
                                           -------------
              MISCELLANEOUS
                FINANCIAL--0.8%
      4,100   Alarmguard Holdings, Inc...         41,000
     31,600   Bear Stearns Companies,
                Inc......................      1,623,450
      1,500   Hambrecht & Quist Group....         52,406
                                           -------------
                                               1,716,856
                                           -------------
              OFFICE MACHINERY--2.2%
      5,800   Acres Gaming, Inc..........         28,275
      4,100   Cornerstone Imaging, Inc...         23,575
      2,530   CSP, Inc...................         29,728
      7,000   Cube Microsystems, Inc.....        130,375
      6,700   Digital Link Corp..........         73,700
      7,200   Drexler Technology Corp....        111,600
     18,200   Electronics For Imaging....        473,200
     13,800   Exabyte Corp...............        119,025
      4,500   Franklin Electric
                Publishing...............         51,187
     15,800   Mylex Corp.................        124,425
      9,000   Network Computing
                Devices..................         94,500
      9,500   Network Peripherals, Inc...         65,313
      3,500   Par Technology Corp.,
                Del......................         24,719
     24,100   Quantum Corp...............        513,631
      1,600   Secure Computing Corp......         21,400
     11,500   Security Dynamics Tech.....        472,937
     15,100   Shiva Corp.................        151,000
     63,200   Silicon Graphics, Inc......        880,850
      5,400   Softnet Systems............         38,813
     11,200   STB Systems, Inc...........        224,000
     50,100   Western Digital Corp.......        879,881
                                           -------------
                                               4,532,134
                                           -------------
              OIL--4.3%
      4,100   Abraxas Petroleum Corp.....         34,338
     13,600   Barrett Resources Corp.....        475,150
      2,400   Belco Oil & Gas Corp.......         40,500
     10,300   Benton Oil & Gas...........        113,944
     21,000   Cross Timers Oil Co........        422,625
      3,900   Deeptech International,
                Inc......................         54,374
     41,300   Enron Oil & Gas............        947,319
      7,100   EVI, Inc...................        328,819
      6,600   Forest Oil Corp............        101,887
     34,100   Harken Energy Corp.........        219,519
      9,900   Hondo Oil & Gas Co.........         16,088
     17,600   Noble Affiliates, Inc......        732,600
     60,700   Oryx Energy Co.............      1,578,200

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              OIL (CONTINUED)
      6,500   Pittston Minerals Group....  $      56,875
     16,700   Pogo Producing Co..........        530,225
     31,600   Seagull Energy Corp........        606,325
     10,900   Snyder Oil Corp............        222,087
      2,800   St. Mary Land & Exploration
                Co.......................        107,012
     88,300   Union Pacific Resources
                Group....................      2,108,162
      1,200   Union Texas Petroleum
                Holdings, Inc............         26,550
                                           -------------
                                               8,722,599
                                           -------------
              OIL DISTRIBUTION--2.3%
      1,200   Equitable Resources, Inc...         39,900
      4,400   Getty Realty Corp..........        100,925
     46,500   Lyondell Petrochemical.....      1,583,906
     81,100   NGC Corporation............      1,186,087
      8,700   Quaker State Corp..........        163,669
      5,400   Semco Energy, Inc..........         91,125
      9,000   Tosco Corp.................        317,250
     29,700   Ultramar Diamond Shamrock
                Corp.....................      1,046,925
     19,500   Wainoco Oil Corp...........        147,469
                                           -------------
                                               4,677,256
                                           -------------
              OTHER UTILITIES--0.6%
      2,300   Atrion Corp................         25,875
      1,200   Delta Natural Gas Co.......         20,100
      3,700   Indiana Energy, Inc........        112,619
     17,300   MCN Corp...................        646,587
     15,100   Southwest Gas Corp.........        315,213
                                           -------------
                                               1,120,394
                                           -------------
              PAPER--0.9%
     17,000   American Pad & Paper.......        123,250
      1,500   Badger Paper Mills, Inc....         11,625
      6,500   Buckeye Technologies,
                Inc......................        138,125
      6,200   Crown Vantage, Inc.........         44,562
     20,400   Gaylord Container Corp.....        151,725
     10,500   Louisiana Pacific Corp.....        244,125
      1,900   Nashua Corp................         27,669
     32,900   Playtex Products, Inc......        485,275
     48,600   Stone Container Corp.......        607,500
                                           -------------
                                               1,833,856
                                           -------------
              REAL ESTATE ASSETS--3.9%
     11,200   Alexander Haagen
                Properties...............        187,600
      2,800   Alexander's, Inc...........        261,625
      6,800   Avatar Holdings, Inc.......        187,000
    121,500   Battle Mountian Gold Co....        774,563
     15,300   Coeur D'Alene Mines Corp...        196,988

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE ASSETS
                (CONTINUED)
     15,600   Getchell Gold Corp.........  $     325,650
     11,000   Hecla Mining Co............         72,875
     87,800   Homestake Mining Co........        954,825
      5,900   INMC Mortgage Holdings,
                Inc......................        147,500
     17,700   Insignia Financial Group...        442,500
     22,300   Mack--Cali Realty Corp.....        871,094
     10,700   Mills Corp.................        280,206
     49,100   Newmont Gold Co............      1,537,443
     14,600   Rouse Co...................        459,900
      8,900   Saul Centers, Inc..........        160,756
     17,000   Simon Debartolo Group,
                Inc......................        582,250
     23,200   Sunstone Hotel Investors,
                Inc......................        371,200
     11,200   Town & Country Trust.......        191,100
                                           -------------
                                               8,005,075
                                           -------------
              RETAIL/WHOLESALE--7.7%
     20,100   Agribiotech, Inc...........        315,319
     33,500   Airgas, Inc................        577,875
      9,200   Baker J, Inc...............         72,450
     10,200   Barnes & Noble.............        397,800
     11,200   Barnett, Inc...............        240,800
      3,200   Boise Cascade Office
                Products Corp............         60,800
      1,400   Brauns Fashions Corp.......         14,787
      2,600   BTG, Inc...................         23,888
      2,800   Central Garden & Pet Co....        109,375
     47,800   Circuit City Stores, Inc...      2,043,450
      3,000   Cost Plus, Inc.............         95,344
      2,200   Crown Books Corp...........         14,713
        200   Daisytek International
                Corp.....................          4,875
      1,100   Dart Group Corp............        150,700
      8,700   Delia*S, Inc...............        208,800
     30,600   Dimon, Inc.................        510,637
      9,300   Egghead.com, Inc...........         99,975
      4,800   Finishmaster, Inc..........         45,000
      6,900   Gadzooks, Inc..............        154,388
     11,000   Good Guys, Inc.............        116,187
      3,600   Great Train Store
                Company..................         14,400
      2,000   Harold's Stores, Inc.......         14,375
     36,900   Heilig Meyers Co...........        518,906
      4,000   Internet Communications
                Corp.....................         18,500
      4,200   Lazare Kaplan
                International............         45,413
      4,900   Men's Wearhouse, Inc.......        181,300
     20,700   MSC Industrial Direct,
                Class A..................      1,121,681
        900   Nasch--Finch Co............         17,888
        700   National--Oilwell, Inc.....         22,969
        500   NCS Healthcare Inc., Class
                A........................         16,750
     30,100   Neiman Marcus Group, Inc...      1,235,981

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              RETAIL/WHOLESALE
                (CONTINUED)
      4,200   New West Eyeworks, Inc.....  $      45,675
      5,600   Nuco2, Inc.................         74,200
     24,700   Omnicare, Inc..............        978,737
     15,700   Patterson Dental Company...        486,700
     35,500   Pep Boys--Manny Moe &
                Jack.....................        823,156
      1,400   Petco Animal Supplies,
                Inc......................         27,300
     27,200   Pier One Imports...........        737,800
      6,700   Recycling Industries,
                Inc......................         42,503
      7,100   Richey Electronics, Inc....         70,112
     19,200   Safeguard Scientifics,
                Inc......................        722,400
     36,500   Saks Holdings, Inc.........        912,500
      4,800   SCP Pool Corp..............        108,000
     13,400   Sodak Gaming, Inc..........         94,638
      9,300   Standard Commercial Corp...        148,219
     22,300   Strategic Distribution,
                Inc......................        133,800
      2,000   Swiss Army Brands..........         23,500
     15,000   Talbots, Inc...............        292,500
      8,400   Tech Data Corp.............        323,400
      4,000   Tessco Technologies, Inc...         69,500
        500   Tiffany & Company..........         24,344
      5,000   Urban Outfitters, Inc......         93,750
     26,400   Vanstar Corp...............        330,000
      9,300   Viking Office Products.....        216,225
      7,600   West Marine, Inc...........        221,350
      8,500   Wilmar Industries, Inc.....        211,437
                                           -------------
                                              15,677,072
                                           -------------
              SERVICES--9.0%
      6,400   ABR Information Services,
                Inc......................        180,000
     33,700   Acxiom Corp................        863,563
      4,400   Alternative Resources
                Corp.....................         92,675
      9,100   American Superconductor....        126,263
     11,400   Apac Teleservices, Inc.....        147,488
      7,900   Applied Graphics
                Technology...............        380,187
      5,400   Applied Microsystems
                Corp.....................         41,175
        500   Aspen Technologies, Inc....         20,625
     13,100   Aware, Inc.................        198,137
      1,000   C ATS Software, Inc........          5,500
      6,900   Cerner Corporation.........        147,919
      5,900   Childrens Comprehensive
                Services.................        112,100
      1,200   Claremont Technology
                Group....................         17,400
     13,800   Clarify, Inc...............        205,275
      6,500   CMG Information Services,
                Inc......................        376,594
        700   Computer Learning
                Centers..................         11,725
      6,000   Computer Management
                Sciences, Inc............        166,125
      7,300   Comshare, Inc..............         57,488
      2,000   Conductus, Inc.............          6,000

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
     27,700   Corrections Corporation of
                America..................  $     945,262
     16,600   CSG Systems
                International............        751,150
      6,100   CTC Communications Corp....         52,994
      5,900   Cyberguard Corp............         56,050
      3,200   Data Sytsems Network
                Corp.....................         20,200
      7,400   Data Transmission
                Network..................        255,300
      7,200   Dendrite International,
                Inc......................        207,000
      9,600   Documentum, Inc............        519,600
      3,000   Emeritus Corp..............         39,000
     10,100   Excalibur Technologies.....        117,412
     13,800   Forte Software, Inc........        103,500
     11,400   Geoworks Corp..............         84,788
      7,600   GRC International, Inc.....         44,175
      2,400   GT Interactive Software
                Corp.....................         17,100
     13,600   H & R Block................        646,850
     12,000   Health Management Systems,
                Inc......................        150,000
     14,200   HNC Software...............        534,275
     11,400   I2 Technologies, Inc.......        748,125
        600   IDX Systems Corp...........         26,100
     11,200   Incyte Pharmaceutical,
                Inc......................        523,600
     15,800   Integrated Systems, Inc....        340,687
      5,000   Intelliquest Information
                Group....................         56,875
      4,600   Intermedia Communications
                of Florida...............        366,275
     21,600   International Network
                Services.................        631,800
     11,800   Intuit, Inc................        570,825
     14,400   Learning Tree
                International............        318,600
      5,400   Level 8 Systems, Inc.......         65,475
     23,800   Macromedia, Inc............        354,025
     12,400   Mapics, Inc................        219,325
      5,700   Maxwell Technologies,
                Inc......................        165,122
     10,400   May & Speh, Inc............        149,500
      5,400   Mecklermedia Corp..........        130,275
      3,900   Mecon, Inc.................         42,900
      3,900   Medaphis Corp..............         40,706
      3,800   Micrografx, Inc............         50,113
     11,600   MVSI, Inc..................         80,475
      6,700   National Techteam Inc......         67,838
     18,900   Object Design, Inc.........        121,078
      2,100   Objective Systems
                Integrators, Inc.........         28,875
     19,300   Open Market, Inc...........        398,062
     19,700   Pegasystems, Inc...........        359,525
      8,500   Pharmacopeia, Inc..........        159,375
     14,700   Platinum Software Corp.....        341,775

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              SERVICES (CONTINUED)
      8,500   Precision Response Corp....  $      77,563
      9,000   Psinet, Inc................        100,125
      2,000   Quintiles Transnational
                Corp.....................         96,375
     19,000   Rollins, Inc...............        396,625
      6,400   Satcon Technology Corp.....         77,600
      3,200   Seachange International....         22,400
      5,300   Segue Software, Inc........         68,900
     15,300   Shared Medical Systems
                Corp.....................      1,199,137
     30,800   Sitel Corp.................        392,700
      2,500   Sonic Solutions............          7,656
      2,900   Sunrise Assisted Living....        129,775
      6,200   Synopsys, Inc..............        203,050
     17,500   TCSI Corp..................        124,687
      1,900   Tesseract Group, Inc.......         11,638
      5,700   THQ, Inc...................        133,238
     16,300   Transaction Systems
                Architecture, Class A....        633,662
      3,700   Transmedia Network, Inc....         24,744
      4,000   Treadco, Inc...............         32,000
     13,900   Valence Technology, Inc....         68,631
     13,700   Wackenhut Corrections
                Corp.....................        343,356
        100   Walker Interactive
                System...................          1,956
      2,900   Xcellent, Inc..............         54,919
                                           -------------
                                              18,258,963
                                           -------------
              SOAPS & COSMETICS--0.2%
      3,100   Beauticontrol Cosmetics,
                Inc......................         27,513
      6,000   Church and Dwight, Inc.....        181,500
      4,400   French Fragrances, Inc.....         74,800
      8,300   Tristar Corp...............         87,150
                                           -------------
                                                 370,963
                                           -------------
              TELEPHONE--5.5%
     20,800   Adelphia Communications,
                Class A..................        616,200
     25,100   American Communication
                Services, Inc............        454,937
     26,600   Cablevision Systems, Class
                A........................      1,748,950
      6,300   Cellular Communications
                International, Inc.......        428,400
     16,500   Centennial Cellular Corp...        433,641
     47,700   Century Communications,
                Class A..................        611,156
      4,100   Global Telecom Solutions,
                Inc......................         29,725
     13,800   ICG Communications, Inc....        514,050
      2,900   Intellicall, Inc...........         15,588
     27,300   Jones Intercable, Inc......        470,925
      6,800   Lodgenet Entertainment
                Corp.....................         79,262
      8,300   Mcleodusa, Inc.............        350,675

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              TELEPHONE (CONTINUED)
     25,600   Mobile Telecommunications
                Technical Corp...........  $     572,800
     11,500   NTL, Inc...................        497,375
     32,600   Omnipoint Corp.............        961,700
     43,000   Paging Network, Inc........        661,125
     19,000   Powertel, Inc..............        410,281
      8,700   Transaction Network
                Services.................        153,881
     25,000   United International
                Holdings, Class A........        418,750
     10,100   U.S. Satellite Broadcasting
                Co.......................         92,794
     21,300   Vanguard Cellular System,
                Class A..................        387,394
     11,600   Western Wireless Corp......        266,800
     22,100   Winstar Communications,
                Inc......................        944,775
                                           -------------
                                              11,121,184
                                           -------------
              TEXTILES--3.1%
     15,800   Authentic Fitness Corp.....        314,025
      8,900   Candie's, Inc..............         72,313
     42,500   Collins & Aikman Corp......        387,812
     13,600   Cone Mills Corp............        121,550
      7,500   Converse, Inc..............         48,750
      3,600   Farah, Inc.................         22,725
      4,600   Florsheim Group, Inc.......         40,250
     38,700   Fruit of the Loom..........      1,185,187
      7,600   Galey & Lord, Inc..........        174,800
     18,000   Hartmarx Corp..............        149,625
     32,300   Reebok International,
                Ltd......................        985,150
     11,900   Samsonite Corp.............        349,562
     82,000   Shaw Industries, Inc.......      1,204,375
     10,000   Stride Rite Corp...........        135,625
      4,300   Thomaston Mills, Inc.......         36,013
     33,600   Westpoint Stevens, Inc.....        961,800
                                           -------------
                                               6,189,562
                                           -------------
              TRANSPORTATION--1.3%
      3,700   Air Express International
                Corp.....................         99,438
      9,300   American Classic Voyages...        213,900
      3,500   Christiana Co..............        127,750
      9,800   Eagle USA Airfreight,
                Inc......................        264,600
      9,500   Iron Mountain, Inc.........        356,250
     30,700   OMI Corp...................        276,300
      9,400   Seacor Smit, Inc...........        546,962
     27,800   Wisconsin Central
                Transport................        782,744
                                           -------------
                                               2,667,944
                                           -------------
              TRAVEL/ENTERTAINMENT--2.5%
      3,200   Amerihost Properties,
                Inc......................         16,200
     26,400   Apple South, Inc...........        391,050

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              TRAVEL/ENTERTAINMENT
                (CONTINUED)
      9,000   Aztar Corp.................  $      77,625
     15,900   Bally Total Fitness
                Holdings.................        500,850
     35,100   Boyd Gaming Corp...........        252,281
      6,400   Chart House Enterprises,
                Inc......................         44,800
     94,100   Host Marriott Corp.........      1,782,019
     22,800   Host Marriott Services
                Corp.....................        322,050
      8,100   International Game
                Technology...............        202,500
      4,200   J. Alexanders Corp.........         20,737
     10,300   Penn National Gaming,
                Inc......................        113,944

  SHARES                                   MARKET VALUE
-----------                                -------------
              COMMON STOCKS (CONTINUED)
              TRAVEL/ENTERTAINMENT
                (CONTINUED)
        900   Primadonna Resorts, Inc....  $      14,175
     26,700   Speedway Motorsports,
                Inc......................        715,894
     18,700   Westwood One, Inc..........        579,700
                                           -------------
                                               5,033,825
                                           -------------
              TOTAL SECURITIES SOLD SHORT
                (PROCEEDS
                $169,535,433) -- 91.7%...  $ 186,426,626
                                           =============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998
--------------------------------------------------------------------------------

                                                                                              INTERNATIONAL
                                                                U.S. SMALL                        SMALL           MARKET
                                                              CAPITALIZATION                  CAPITALIZATION     NEUTRAL
                                                                  SERIES       JAPAN SERIES       SERIES           FUND
                                                              --------------   ------------   --------------   ------------
ASSETS
Investments, at value (cost $530,331,776, $1,069,041,
 $39,203,295, and $190,284,882, respectively)...............   $612,220,064    $   918,443     $40,027,798     $207,843,567
Deposits with brokers and custodian bank for securities sold
 short......................................................             --             --              --      184,582,496
Foreign currency, at value (cost $0, $13,631, $951,109, and
 $0, respectively)..........................................             --         13,444         946,685               --
Cash........................................................          1,410          2,920         542,091               --
Receivable for Fund shares sold.............................        113,952             --              --        1,015,000
Receivable for securities sold short........................             --             --              --        8,110,797
Receivable for investments sold.............................      7,063,888             --         618,376        2,133,800
Dividends and interest receivable...........................        577,631          3,746         137,449          551,922
Receivable from Manager.....................................             --          5,301          10,529          174,600
Deferred organizational expenses............................             --             --              --           30,750
Reclaim receivable..........................................             --             --          23,429               --
                                                               ------------    -----------     -----------     ------------
   Total Assets.............................................    619,976,945        943,854      42,306,357      404,442,932
                                                               ------------    -----------     -----------     ------------
LIABILITIES
Securities sold short (proceeds $0, $0, $0, and
 $169,535,433, respectively)................................             --             --              --      186,426,626
Payable for investments purchased...........................     14,163,112             --       1,605,922       13,341,080
Payable for Fund shares redeemed............................         12,278             --              --          435,608
Payable for deferred organizational expenses................             --             --              --           30,750
Payable for dividends on securities sold short..............             --             --              --          105,467
Accrued:
 Manager fees...............................................      1,020,092             --          24,500          667,502
 Administration fees........................................         47,138             --           3,298           16,344
 Shareholder Services fees (Adviser Shares).................          3,368             --              --               --
 Shareholder Services fees (Select/Investor Shares).........          6,897             13             240            6,981
 12b-1 fees (Select/Investor Shares)........................          6,897             13             240            6,981
 Fund accounting fees.......................................          7,673          5,704          10,606            8,384
 Transfer agent fees........................................         16,536          2,362           3,690            3,191
 Other accrued expenses.....................................        218,482         19,872          65,334           91,235
Collateral for securities loaned, at value..................     15,411,520             --              --               --
                                                               ------------    -----------     -----------     ------------
   Total Liabilities........................................     30,913,993         27,964       1,713,830      201,140,149
                                                               ------------    -----------     -----------     ------------
NET ASSETS..................................................   $589,062,952    $   915,890     $40,592,527     $203,302,783
                                                               ============    ===========     ===========     ============
Shares of beneficial interest outstanding (unlimited shares
 authorized):
 Institutional Shares.......................................     55,092,836        183,415       3,883,289       16,860,138
 Adviser Shares.............................................      1,788,847             --              --               --
 Select/Investor Shares.....................................      3,466,223         10,603         136,230        3,537,423
Net Asset value, offering price and redemption price per
 share:
 Institutional Shares.......................................   $       9.76    $      4.72     $     10.10     $       9.97
 Adviser Shares.............................................           9.75             --              --               --
 Select/Investor Shares.....................................           9.73           4.71           10.09             9.96
NET ASSETS CONSIST OF:
Capital.....................................................   $502,028,447    $ 1,860,548     $40,134,866     $203,547,941
Accumulated undistributed net investment income/(loss)......        451,096         (1,611)         31,131        1,201,284
Accumulated net realized gain/(loss) on investments and
 foreign currency transactions..............................      4,695,121       (792,129)       (394,451)       1,634,977
Accumulated net realized loss on securities sold short......             --             --              --       (3,748,911)
Net unrealized appreciation/(depreciation) on investments...     81,888,288       (150,598)        824,503       17,558,684
Net unrealized depreciation on short sales..................             --             --              --      (16,891,192)
Net unrealized appreciation/(depreciation) on foreign
 currencies and foreign currency transactions...............             --           (320)         (3,522)              --
                                                               ------------    -----------     -----------     ------------
TOTAL NET ASSETS............................................   $589,062,952    $   915,890     $40,592,527     $203,302,783
                                                               ============    ===========     ===========     ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998
--------------------------------------------------------------------------------

                                                                                              INTERNATIONAL
                                                                U.S. SMALL                        SMALL           MARKET
                                                              CAPITALIZATION                  CAPITALIZATION     NEUTRAL
                                                                  SERIES       JAPAN SERIES       SERIES          FUND*
                                                              --------------   ------------   --------------   ------------
Investment Income:
  Dividends (Net of withholding taxes of $0, $1,357,
    $63,978, and $0, respectively)..........................   $ 3,289,407      $   8,094       $  569,334     $    322,963
  Interest..................................................       502,279             --               --        1,915,589
  Security lending fees.....................................        48,652             --               --               --
                                                               -----------      ---------       ----------     ------------
    Total Investment Income.................................     3,840,338          8,094          569,334        2,238,552
                                                               -----------      ---------       ----------     ------------
Expenses:
  Manager fees..............................................     2,571,254         10,618          245,559          700,708
  Administration fees.......................................       428,543          1,593           36,834           55,610
  Shareholder Services fees (Adviser/Investor Shares).......        21,864             --               --           12,626
  Shareholder Services fees (Select Shares).................        32,286             77            1,228               --
  12b-1 fees (Select/Investor Shares).......................        64,573            154            2,457           12,626
  Audit fees................................................        35,147         17,933           27,788           18,914
  Custodian fees............................................       125,510         33,632          147,738           45,755
  Fund accounting fees......................................        76,889         35,288          103,482           16,401
  Legal fees................................................       103,941          2,288           11,497            4,263
  Registration and filing fees..............................       172,152         23,175           37,391           70,483
  Transfer agent fees.......................................        61,422          9,773           15,053            7,105
  Trustees' fees............................................        69,045          5,160           12,261            9,289
  Dividend expense for securities sold short................            --             --               --          280,572
  Other expenses............................................        75,917         10,206            8,275           22,161
                                                               -----------      ---------       ----------     ------------
    Total expenses before waivers/reimbursements............     3,838,543        149,897          649,563        1,256,513
    Less expenses waived/reimbursed.........................      (474,142)      (133,893)        (281,092)        (212,963)
                                                               -----------      ---------       ----------     ------------
    Total Net Expenses......................................     3,364,401         16,004          368,471        1,043,550
                                                               -----------      ---------       ----------     ------------
Net Investment Income/(Loss)................................       475,937         (7,910)         200,863        1,195,002
                                                               -----------      ---------       ----------     ------------
Net Realized Gain/(Loss) on:
  Investments...............................................    19,147,257       (343,069)         174,225        1,639,174
  Securities sold short.....................................            --             --               --       (3,748,911)
  Foreign currency transactions.............................            --         (2,126)          (2,034)              --
Net Change in Unrealized Appreciation/(Depreciation) on:
  Investments...............................................    76,349,937         77,352          783,154       17,558,684
  Securities sold short.....................................            --             --               --      (16,891,192)
  Foreign currency transactions.............................            --           (353)          (2,077)              --
                                                               -----------      ---------       ----------     ------------
Net Realized and Unrealized Gain/(Loss) on Investments,
  Securities Sold Short and Foreign Currency Transactions...    95,497,194       (268,196)         953,268       (1,442,245)
                                                               -----------      ---------       ----------     ------------
Net increase/(decrease) in net assets resulting from
  operations................................................   $95,973,131      $(276,106)      $1,154,131     $   (247,243)
                                                               ===========      =========       ==========     ============

---------------
* From commencement of operations on December 16, 1997 (Institutional) and December 18, 1997 (Investor).

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              U.S. SMALL CAPITALIZATION SERIES         JAPAN SERIES
                                                              ---------------------------------   -----------------------
                                                                    YEAR ENDED MARCH 31,           YEAR ENDED MARCH 31,
                                                              ---------------------------------   -----------------------
                                                                  1998                 1997          1998         1997
                                                              ------------         ------------   ----------   ----------
OPERATIONS:
  Net investment income/(loss)..............................  $    475,937         $    220,107   $   (7,910)  $   (8,122)
  Net realized gain/(loss) on investments...................    19,147,257           17,711,789     (343,069)     (85,833)
  Net realized gain/(loss) on foreign currency
    transactions............................................            --                   --       (2,126)      (2,916)
  Net change in unrealized appreciation/(depreciation) on
    investments.............................................    76,349,937           (7,399,127)      77,352     (303,816)
  Net change in unrealized appreciation/(depreciation) on
    foreign currencies and foreign currency transactions....            --                   --         (353)         184
                                                              ------------         ------------   ----------   ----------
    Net increase/(decrease) in net assets resulting from
      operations............................................    95,973,131           10,532,769     (276,106)    (400,503)
                                                              ------------         ------------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Institutional Shares....................................      (215,612)            (303,002)          --       (6,516)
    Adviser Shares..........................................            --                   --           --           --
    Select Shares...........................................            --                 (737)          --          (51)
                                                              ------------         ------------   ----------   ----------
                                                                  (215,612)            (303,739)          --       (6,567)
                                                              ------------         ------------   ----------   ----------
  In excess of net investment income
    Institutional Shares....................................            --                   --           --       (3,887)
    Adviser Shares..........................................            --                   --           --           --
    Select Shares...........................................            --                   --           --          (30)
                                                              ------------         ------------   ----------   ----------
                                                                        --                   --           --       (3,917)
                                                              ------------         ------------   ----------   ----------
  Net realized gain on investments
    Institutional Shares....................................   (17,308,082)         (11,414,463)          --           --
    Adviser Shares..........................................      (857,326)                  --           --           --
    Select Shares...........................................      (904,903)             (27,774)          --           --
                                                              ------------         ------------   ----------   ----------
                                                               (19,070,311)         (11,442,237)          --           --
                                                              ------------         ------------   ----------   ----------
    Net decrease in net assets resulting from
      distributions.........................................   (19,285,923)         (11,745,976)          --      (10,484)
                                                              ------------         ------------   ----------   ----------
SHARES OF BENEFICIAL INTEREST:
  Proceeds from shares issued
    Institutional Shares....................................   415,229,113           37,301,805      124,326       28,862
    Adviser Shares..........................................    27,837,688              214,705           --           --
    Select Shares...........................................    29,283,366            2,444,377       57,599       14,937
                                                              ------------         ------------   ----------   ----------
                                                               472,350,167           39,960,887      181,925       43,799
                                                              ------------         ------------   ----------   ----------
  Proceeds from dividends reinvested
    Institutional Shares....................................    15,973,086           11,649,326           --       10,403
    Adviser Shares..........................................       855,526                   --           --           --
    Select Shares...........................................       856,484               28,511           --           81
                                                              ------------         ------------   ----------   ----------
                                                                17,685,096           11,677,837           --       10,484
                                                              ------------         ------------   ----------   ----------
  Cost of shares redeemed
    Institutional Shares....................................   (47,544,332)         (25,851,211)          --           --
    Adviser Shares..........................................   (12,678,996)                  --           --           --
    Select Shares...........................................    (2,134,889)             (13,123)     (11,907)          --
                                                              ------------         ------------   ----------   ----------
                                                               (62,358,217)         (25,864,334)     (11,907)          --
                                                              ------------         ------------   ----------   ----------
Increase in net assets from subscription/redemption fees
  (note 8)..................................................            --               91,993           --          310
                                                              ------------         ------------   ----------   ----------
  Net increase in net assets from shares of beneficial
    interest................................................   427,677,046           25,866,383      170,018       54,593
                                                              ------------         ------------   ----------   ----------
Total increase/(decrease) in net assets.....................   504,364,254           24,653,176     (106,088)    (356,394)
NET ASSETS:
  Beginning of period.......................................    84,698,698           60,045,522    1,021,978    1,378,372
                                                              ------------         ------------   ----------   ----------
  End of period.............................................  $589,062,952         $ 84,698,698   $  915,890   $1,021,978
                                                              ============         ============   ==========   ==========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                               MARKET
                                                                                            NEUTRAL FUND
                                                                  INTERNATIONAL SMALL       ------------
                                                                 CAPITALIZATION SERIES         PERIOD
                                                              ---------------------------      ENDED
                                                                 YEAR ENDED MARCH 31,        MARCH 31,
                                                              ---------------------------   ------------
                                                                  1998          1997*          1998**
                                                              ------------   ------------   ------------
OPERATIONS:
  Net investment income.....................................  $    200,863   $      3,836   $  1,195,002
  Net realized gain on investments..........................       174,225         22,948      1,639,174
  Net realized loss on securities sold short................            --             --     (3,748,911)
  Net realized loss on foreign currency transactions........        (2,034)       (18,950)            --
  Net change in unrealized appreciation on investments......       783,154         41,349     17,558,684
  Net change in unrealized depreciation on securities sold
    short...................................................            --             --    (16,891,192)
  Net change in unrealized depreciation on foreign
    currencies and foreign currency transactions............        (2,077)        (1,445)            --
                                                              ------------   ------------   ------------
    Net increase/(decrease) in net assets resulting from
      operations............................................     1,154,131         47,738       (247,243)
                                                              ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Institutional Shares....................................      (157,717)            --             --
    Select/Investor Shares..................................        (2,051)            --             --
                                                              ------------   ------------   ------------
                                                                  (159,768)            --             --
                                                              ------------   ------------   ------------
  Net realized gain on investments
    Institutional Shares....................................      (170,982)            --             --
    Select/Investor Shares..................................        (3,243)            --             --
                                                              ------------   ------------   ------------
                                                                  (174,225)            --             --
                                                              ------------   ------------   ------------
  In excess of net realized gain on investments
    Institutional Shares....................................      (402,580)            --             --
    Select/Investor Shares..................................        (7,635)            --             --
                                                              ------------   ------------   ------------
                                                                  (410,215)            --             --
                                                              ------------   ------------   ------------
    Net decrease in net assets resulting from
      distributions.........................................      (744,208)            --             --
                                                              ------------   ------------   ------------
SHARES OF BENEFICIAL INTEREST:
  Proceeds from shares issued
    Institutional Shares....................................    33,199,668     13,079,322    174,349,116
    Select/Investor Shares..................................     1,450,168        182,551     36,924,433
                                                              ------------   ------------   ------------
                                                                34,649,836     13,261,873    211,273,549
                                                              ------------   ------------   ------------
  Proceeds from dividends reinvested
    Institutional Shares....................................       731,279             --             --
    Select/Investor Shares..................................        11,756             --             --
                                                              ------------   ------------   ------------
                                                                   743,035             --             --
                                                              ------------   ------------   ------------
  Cost of shares redeemed
    Institutional Shares....................................    (7,931,282)      (332,298)    (6,091,804)
    Select/Investor Shares..................................      (323,070)            --     (1,631,719)
                                                              ------------   ------------   ------------
                                                                (8,254,352)      (332,298)    (7,723,523)
                                                              ------------   ------------   ------------
Increase in net assets from subscription/redemption fees
  (note 8)..................................................            --         66,772             --
                                                              ------------   ------------   ------------
  Net increase/(decrease) in net assets from shares of
    beneficial interest.....................................    27,138,519     12,996,347    203,550,026
                                                              ------------   ------------   ------------
Total increase/(decrease) in net assets.....................    27,548,442     13,044,085    203,302,783
NET ASSETS:
  Beginning of period.......................................    13,044,085             --             --
                                                              ------------   ------------   ------------
  End of period.............................................  $ 40,592,527   $ 13,044,085   $203,302,783
                                                              ============   ============   ============

---------------
 * From commencement of operations on September 23, 1996.
** From commencement of operations on December 16, 1997 (Institutional) and
   December 18, 1997 (Investor).

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998
--------------------------------------------------------------------------------
     1. -- ORGANIZATION. Barr Rosenberg Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988. The Trust is an open-end diversified management investment company offering five portfolios: U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, Market Neutral Fund (commenced operations on December 16, 1997) and the Double Alpha Market Fund (commenced operations on April 22, 1998), collectively (the "Funds"), or individually (the "Fund"), with differing objectives and strategies. Each Fund is authorized to issue Institutional Shares. In addition, the U.S. Small Capitalization Series is authorized to issue Select Shares and Adviser Shares, the Japan Series and International Small Capitalization Series are authorized to issue Select Shares and the Market Neutral Fund and Double Alpha Market Fund are authorized to issue Investor Shares. Effective March 20, 1998, Adviser Shares of the International Small Capitalization Series and the Japan Series were no longer offered for sale to investors. The classes differ primarily with respect to the level of Shareholder Services Fees and Distribution Fees borne by each class. In addition, an investor's eligibility to purchase each of the three classes of shares generally depends on the amount invested in a particular Fund and on whether the investor makes the investment in the Fund directly or through a financial adviser.

     The Trustees approved the closing of the U.S. Small Capitalization Series to new investors as of February 20, 1998, when the Fund reached $500 million in net assets. Existing shareholders will have the ability to purchase additional shares of the U.S. Small Capitalization Series; however, if any existing shareholders fully redeem out of the Fund they will not be able to purchase shares of the Fund.

     2. -- SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     Security Valuation

     Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees.

     Security Transactions and Related Investment Income

     Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or as soon after the ex-date as the fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

     Foreign Currency Transactions

     The accounting records of the Funds are maintained in U.S. dollars. All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

     Forward Foreign Currency Contracts

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contractual settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

     Foreign Securities

     The Japan Series and the International Small Capitalization Series pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange or other foreign governmental laws or restrictions.

     Short Sales

     The Market Neutral Fund is authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. Government securities sufficient to cover its short position on a daily basis. At March 31, 1998, the value of securities sold short amounted to $186,426,626 against which collateral of $392,426,063 was held. The collateral includes the Bear Stearns Deposit Account, the Bear Stearns repurchase agreement and the securities held long, as shown in the Schedule of Portfolio Investments.

     Securities Lending

     Under the Security Lending Program, securities held by the U.S. Small Capitalization Series are loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provided cash as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

     At March 31, 1998, the value of securities loaned amounted to $14,728,924 against which cash collateral of $15,411,520 was held. The cash collateral is invested in short-term investments and is included in the Schedule of Portfolio Investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the U.S. Small Capitalization Series and State Street Bank in its capacity as lending agent. Security lending fee income, net of related expenses, is recorded as earned. The U.S. Small Capitalization Series bears the risk of loss with respect to the investment of the cash collateral.

     Determination of Net Asset Value and Calculation of Expenses

     Expenses specific to an individual Fund are charged to that Fund, while the expenses that are attributable to more than one fund of the Trust are allocated among the respective funds. Net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the Select Shares and Investor Shares; Shareholder Services fees are charged to the Adviser Shares, Select Shares and Investor Shares.

     Dividends and Distributions

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, Real Estate Investment Trusts (REITS), redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

     Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     As of March 31, 1998, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                                                      ACCUMULATED UNDISTRIBUTED
                                                            ACCUMULATED               NET REALIZED GAIN/(LOSS)
                                                         UNDISTRIBUTED NET                 ON INVESTMENTS
                                                             INVESTMENT                 AND FOREIGN CURRENCY
                                                           INCOME/(LOSS)                    TRANSACTIONS
                                                      ------------------------   -----------------------------------
       U.S. Small Capitalization Series.............          $(97,133)                      $(2,495,270)
       Japan Series.................................          $  4,776                       $     2,122
       International Small Capitalization Series....          $(28,011)                      $    21,602
       Market Neutral Fund..........................          $  6,282                       $    (4,197)

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

     Organizational Expenses

     Costs incurred in connection with the organization and initial registration of the Market Neutral Fund have been deferred and will be amortized on a straight-line basis over a sixty month period commencing April 1998.

     3. -- MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS. Rosenberg Institutional Equity Management (the "Manager") provides advisory and management services to the Funds under separate management contracts. The Manager is entitled to a fee, computed daily and paid quarterly, at the annual rate of 0.90% for the U.S. Small Capitalization Series, 1.00% for both the Japan Series and the International Small Capitalization Series and 1.90% for the Market Neutral Fund of each Fund's average net assets. The Manager has voluntarily agreed to waive fees and reimburse the Funds to the extent necessary to limit the Funds' annual expenses, including the management fee but excluding the Shareholder Service fees and the Distribution fees, to 1.15% of the average net assets of the U.S. Small Capitalization Series and 1.50% of the average net assets of the Japan Series and International Small Capitalization Series. The Manager has agreed to maintain an operating expense ratio, including the management fee but excluding the Shareholder Services fees and the Distribution fees, of the Market Neutral Fund at 2.00% of the average net assets, exclusive of the dividend expense on short sales. For the year ended March 31, 1998, the amount of such waivers totaled $206,166, $10,618, $221,059 and $121,673 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, and the Market Neutral Fund, respectively. For the year ended March 31, 1998, the amount of such reimbursements totaled $76,745, $114,063, $27,420 and $71,814 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series and the Market Neutral Fund, respectively.

     BISYS Fund Services ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The Administrator has voluntarily waived a portion of its fees in the U.S. Small Capitalization Series and International Small Capitalization Series. In addition, the Administrator has agreed to waive all fees in the Japan Series and the Market Neutral Fund until the net assets reach $25 million. For the year ended March 31, 1998, the amount of such waivers totaled $142,850, $1,593, $23,451 and $19,476 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series and the Market Neutral Fund, respectively.

     BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee of $30,000 for the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, and $40,000 for the Market Neutral Fund, and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services. For the year ended March 31, 1998, BISYS voluntarily waived $7,500, $7,500 and $7,500 for the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, respectively.

     The Trust has adopted a Distribution Plan for its Select Shares and Investor Shares, pursuant to Rule 12b-1 under the 1940 Act. The Select Shares and Investor Shares of the Funds are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly owned subsidiary of The BISYS Group, Inc. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Select Shares and Investor Shares. The Select Shares and Investor Shares are subject to an annual Distribution Fee of up to 0.50% and 0.25% of the respective average daily net assets. For the year ended March 31, 1998, the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series and the Market Neutral Fund incurred

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

distribution expenses in the amount of $64,573, $154, $2,457 and $12,626, respectively. Of these amounts, the Distributor retained $19,895, $62, $575 and $4,440 and waived $36,584, $98, $1,360 and $0 for the U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series and the Market Neutral Fund, respectively.

Various service organizations act as the shareholder servicing agents of the Adviser, Select and Investor Shares of the Funds. Such shares are subject to an annual Shareholder Services Fee of up to 0.25% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust. For the year ended March 31, 1998, the Shareholder Services Fee attributable to the Adviser and Investor Shares was charged in full while a portion of the fee attributable to the Select Shares was waived. Such waivers totaled $4,297, $21 and $302 in the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series, respectively.

     4. -- FEDERAL INCOME TAXES. It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

     As of March 31, 1998, the Japan Series had a capital loss carryover of $626,741 available to offset future realized capital gains, of which $258,946, $69,379, $15,997, $20,835 and $261,584 will expire on March 31 of the years
2000, 2001, 2002, 2004 and 2006, respectively. In order to meet certain excise tax distribution requirements, each Fund is required to measure and distribute annually, net capital gains and net foreign currency gains realized during a twelve-month period ending October 31. In connection with this, each Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1 and the end of its fiscal year.

     Capital and foreign currency losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such losses:

                                                                     CURRENCY     CAPITAL
                                                                      LOSSES       LOSSES
                                                                     --------    ----------
       Japan Series................................................  $ 1,611     $  165,386
       International Small Capitalization Series...................   32,921        305,225
       Market Neutral Fund.........................................       --      2,113,459

     During the fiscal year ended March 31, 1998, the U.S. Small Capitalization Series declared long term capital gain distributions in the amount of $8,441,421.

     5. -- SECURITY PURCHASES AND SALES. For the year ended March 31, 1998, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                      PURCHASES         SALES
                                                                     ------------    ------------
       U.S. Small Capitalization Series............................  $624,671,279    $219,892,409
       Japan Series................................................  $  1,269,319    $  1,062,385
       International Small Capitalization Series...................  $ 45,530,932    $ 18,458,825
       Market Neutral Fund.........................................  $221,023,038    $216,758,160

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

     6. -- PRINCIPAL SHAREHOLDERS. Fund shareholders who each held in excess of 10% of the relevant Fund's shares outstanding at March 31, 1998, held the following aggregate percentages of the respective Fund's shares:

                                                              % OF FUND'S SHARES
                                                              ------------------
U.S. Small Capitalization Series............................          37%
Japan Series................................................          82%
International Small Capitalization Series...................          85%
Market Neutral Fund.........................................          79%

     7. -- TRUSTEE FEES. The unaffiliated Trustees each receive an annual fee of $23,000 plus a $2,500 meeting fee for each meeting attended. On December 9, 1997, the Board approved an increase in Trustee compensation to an annual fee of $37,950 plus a $4,125 meeting fee for each meeting attended.

     8. -- SALES AND REDEMPTIONS OF SHARES. Effective March 27, 1997, the purchase premiums and redemption premiums charged by each of the Funds on purchases and redemptions of fund shares were eliminated. Prior to that date, the premium charged on both purchases and redemptions was .25% of the net asset value of shares purchased or redeemed from the U.S. Small Capitalization Series and .50% of the net asset value of shares purchased or redeemed from the Japan Series and the International Small Capitalization Series. All purchase and redemption premiums were paid to, and retained by, the relevant Fund. Purchase and redemption premiums were not charged on in-kind transactions and reinvested distributions or dividends.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

     Transactions in shares of beneficial interest were as follows:

                                           YEAR/PERIOD ENDED MARCH 31, 1998                  YEAR/PERIOD ENDED MARCH 31, 1997
                                 -----------------------------------------------------   ----------------------------------------
                                                           INTERNATIONAL                                           INTERNATIONAL
                                   U.S. SMALL                  SMALL          MARKET       U.S. SMALL                  SMALL
                                 CAPITALIZATION   JAPAN    CAPITALIZATION    NEUTRAL     CAPITALIZATION   JAPAN    CAPITALIZATION
                                     SERIES       SERIES       SERIES         FUND**         SERIES       SERIES      SERIES *
                                 --------------   ------   --------------   ----------   --------------   ------   --------------
Shares sold:
  Institutional................    47,015,598     20,749     3,397,025      17,468,715      4,959,032     4,038      1,302,391
  Adviser......................     3,077,253         --            --              --         29,170        --             --
  Select/Investor..............     3,268,357     10,839       149,355       3,701,007        330,552     2,037         18,227
                                   ----------     ------     ---------      ----------     ----------     -----      ---------
                                   53,361,208     31,588     3,546,380      21,169,722      5,318,754     6,075      1,320,618
                                   ----------     ------     ---------      ----------     ----------     -----      ---------
Issued upon reinvestment of
  distributions:
  Institutional................     1,792,715         --        82,129              --      1,680,999     1,400             --
  Adviser......................        96,019         --            --              --             --        --             --
  Select/Investor..............        96,342         --         1,325              --          4,085        11             --
                                   ----------     ------     ---------      ----------     ----------     -----      ---------
                                    1,985,076         --        83,454              --      1,685,084     1,411             --
                                   ----------     ------     ---------      ----------     ----------     -----      ---------
Shares redeemed:
  Institutional................    (5,225,333)        --      (865,143)       (608,577)    (3,032,383)       --        (33,113)
  Adviser......................    (1,413,595)        --            --              --             --        --             --
  Select/Investor..............      (231,371)    (2,284)      (32,677)       (163,584)        (1,742)       --             --
                                   ----------     ------     ---------      ----------     ----------     -----      ---------
                                   (6,870,299)    (2,284)     (897,820)       (772,161)    (3,034,125)       --        (33,113)
                                   ----------     ------     ---------      ----------     ----------     -----      ---------
Net increase/(decrease)
  Institutional................    43,582,980     20,749     2,614,011      16,860,138      3,607,648     5,438      1,269,278
  Adviser......................     1,759,677         --            --              --         29,170        --             --
  Select/Investor..............     3,133,328      8,555       118,003       3,537,423        332,895     2,048         18,227
                                   ----------     ------     ---------      ----------     ----------     -----      ---------
                                   48,475,985     29,304     2,732,014      20,397,561      3,969,713     7,486      1,287,505
                                   ==========     ======     =========      ==========     ==========     =====      =========

---------------
*  The fund commenced operations on September 23, 1996.
** The fund commenced operations on December 16, 1997 (Institutional shares) and December 18, 1997 (Investor shares).

     9. -- LINE OF CREDIT. Lines of credit in the amount of $250,000 for the Japan Series and $10,000,000 for the International Small Capitalization Series have been established by the custodian for the purposes of foreign exchange contracts. The maximum daily settlement amount under the line of credit is $125,000 for the Japan Series and $5,000,000 for the International Small Capitalization Series.

     10. -- CONCENTRATION OF CREDIT. At March 31, 1998, the U.S. Small Capitalization Series had the following industry concentrations in excess of 10% of its net assets: Services--15.2%. The Japan Series had the following industry concentrations in excess of 10% of its net assets: Electronics--23.8% and Banking--12.9%. The International Small Capitalization Series had the following country concentrations in excess of 10% of its net assets: United Kingdom--18.5% and Japan--14.8%.

     11. -- OTHER TAX INFORMATION (UNAUDITED). For corporate shareholders of the U.S. Small Capitalization Series, 19.55% of the total ordinary income distributions paid during the fiscal year ended March 31, 1998, qualify for the corporate dividends received deduction.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1998
--------------------------------------------------------------------------------

     The International Small Capitalization Series elects to pass on the benefits of the foreign tax credit to its shareholders for the year ended March 31, 1998. The following information is presented with respect to the election:

                                                               AMOUNT
                                                              --------
Gross Income from Foreign Countries.........................  $633,312
Gross Income from Foreign Countries Per Share...............     0.158
Income Taxes Paid to Foreign Countries......................  $ 63,978
Income Taxes Paid to Foreign Countries Per Share............  $  0.016

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR ENDED MARCH 31,
                                                     ------------------------------------------------
                                                       1998      1997      1996      1995      1994
                                                     --------   -------   -------   -------   -------
INSTITUTIONAL SHARES
Net asset value, beginning of period...............  $   7.13   $  7.60   $  6.97   $  7.36   $ 12.33
                                                     --------   -------   -------   -------   -------
Income from investment operations:
  Net investment income/(loss).....................      0.02**    0.04      0.03      0.01      0.08
  Net realized and unrealized gain/(loss) on
     investments...................................      3.14      1.39      2.34      0.78      1.28
                                                     --------   -------   -------   -------   -------
  Total from investment operations.................      3.16      1.43      2.37      0.79      1.36
                                                     --------   -------   -------   -------   -------
Distributions to shareholders from:
  Net investment income............................     (0.01)    (0.05)    (0.01)    (0.08)    (0.14)
  Net realized gain on investments.................     (0.52)    (1.85)    (1.73)    (1.10)    (6.19)
                                                     --------   -------   -------   -------   -------
  Total distributions to shareholders..............     (0.53)    (1.90)    (1.74)    (1.18)    (6.33)
                                                     --------   -------   -------   -------   -------
Net asset value, end of period.....................  $   9.76   $  7.13   $  7.60   $  6.97   $  7.36
                                                     ========   =======   =======   =======   =======
Total return.......................................     44.95%    19.53%    35.69%    12.21%    12.83%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)...............  $537,891   $82,116   $60,046   $56,910   $52,500
     Net investment income/(loss) before
       waivers/reimbursements......................      0.04%    (0.12%)    0.22%     0.33%     0.36%
     Net investment income/(loss) net of
       waivers/reimbursements......................      0.19%     0.35%     0.47%     0.60%     0.60%
     Expenses before waivers/reimbursements........      1.30%     1.54%     1.15%     1.17%     1.14%
     Expenses net of waivers/reimbursements........      1.15%     1.07%     0.90%     0.90%     0.90%
     Portfolio turnover rate.......................     77.70%   126.83%    71.87%    57.27%    59.61%
     Average commission rate.......................  $ 0.0348   $0.0327        --        --        --

---------------
** Calculated based on the average shares outstanding during the period.

                See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR          FOR THE PERIOD
                                                                  ENDED                  ENDED
                                                                MARCH 31,              MARCH 31,
                                                                   1998                 1997(A)
                                                              --------------       ------------------
ADVISER SHARES
Net asset value, beginning of period........................     $  7.14                $  7.38
                                                                 -------                -------
Income from investment operations:
  Net investment income/(loss)..............................       (0.01)**                0.02
  Net realized and unrealized gain/(loss) on investments....        3.14                  (0.26)
                                                                 -------                -------
  Total from investment operations..........................        3.13                  (0.24)
                                                                 -------                -------
Distributions to shareholders from:
  Net investment income.....................................          --                     --
  Net realized gain on investments..........................       (0.52)                    --
                                                                 -------                -------
  Total distributions to shareholders.......................       (0.52)                    --
                                                                 -------                -------
Net asset value, end of period..............................     $  9.75                $  7.14
                                                                 =======                =======
Total return................................................       44.50%                 (3.25%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................     $17,448                $   208
  Net investment income/(loss) before
     waivers/reimbursements.................................       (0.22%)                 0.07%*
  Net investment income/(loss) net of
     waivers/reimbursements.................................       (0.06%)                 0.46%*
  Expenses before waivers/reimbursements....................        1.56%                  1.54%*
  Expenses net of waivers/reimbursements....................        1.40%                  1.15%*
  Portfolio turnover rate...................................       77.70%                126.83%
  Average commission rate...................................     $0.0348                $0.0327

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on January 21, 1997 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
U.S. SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR          FOR THE PERIOD
                                                                  ENDED                  ENDED
                                                                MARCH 31,              MARCH 31,
                                                                   1998                 1997(A)
                                                              --------------       ------------------
SELECT SHARES
Net asset value, beginning of period........................     $  7.13                $  8.49
                                                                 -------                -------
Income from investment operations:
  Net investment income/(loss)..............................       (0.02)**                0.07
  Net realized and unrealized gain/(loss) on investments....        3.14                   0.47
                                                                 -------                -------
  Total from investment operations..........................        3.12                   0.54
                                                                 -------                -------
Distributions to shareholders from:
  Net investment income.....................................          --                  (0.05)
  Net realized gain on investments..........................       (0.52)                 (1.85)
                                                                 -------                -------
  Total distributions to shareholders.......................       (0.52)                 (1.90)
                                                                 -------                -------
Net asset value, end of period..............................     $  9.73                $  7.13
                                                                 =======                =======
Total return................................................       44.42%                  6.84%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................     $33,724                $ 2,375
  Net investment income/(loss) before
     waivers/reimbursements.................................       (0.70%)                 0.07%*
  Net investment income/(loss) net of
     waivers/reimbursements.................................       (0.24%)                 0.46%*
  Expenses before waivers/reimbursements....................        2.05%                  1.54%*
  Expenses net of waivers/reimbursements....................        1.59%                  1.15%*
  Portfolio turnover rate...................................       77.70%                126.83%
  Average commission rate...................................     $0.0348                $0.0327

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on October 22, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED MARCH 31,
                                                     ------------------------------------------------------
                                                       1998         1997         1996      1995      1994
                                                     --------      -------      -------   -------   -------
INSTITUTIONAL SHARES
Net asset value, beginning of period...............  $   6.20      $  8.77      $  8.96   $  8.25   $  6.94
                                                     --------      -------      -------   -------   -------
Income from investment operations:
  Net investment income/(loss).....................     (0.04)**     (0.05)**      0.04      0.10     (0.01)
  Net realized and unrealized gain/(loss) on
     investment and foreign currency
     transactions..................................     (1.44)       (2.45)       (0.15)     0.63      1.41
                                                     --------      -------      -------   -------   -------
  Total from investment operations.................     (1.48)       (2.50)       (0.11)     0.73      1.40
                                                     --------      -------      -------   -------   -------
Distributions to shareholders from:
  Net investment income............................        --        (0.04)          --        --        --
  In excess of net investment income...............        --        (0.03)       (0.08)    (0.02)    (0.09)
                                                     --------      -------      -------   -------   -------
  Total distributions to shareholders..............        --        (0.07)       (0.08)    (0.02)    (0.09)
                                                     --------      -------      -------   -------   -------
Net asset value, end of period.....................  $   4.72      $  6.20      $  8.77   $  8.96   $  8.25
                                                     ========      =======      =======   =======   =======
Total return.......................................    (23.87%)     (28.68%)      (1.20%)    8.86%    20.35%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (000)...............  $    866      $ 1,009      $ 1,378   $ 1,385   $ 1,258
     Net investment income/(loss) before
       waivers/reimbursements......................    (13.49%)     (12.54%)      (6.38%)   (6.22%)   (6.89%)
     Net investment income/(loss) net of
       waivers/reimbursements......................     (0.74%)      (0.63%)      (0.22%)   (0.20%)   (0.26%)
     Expenses before waivers/reimbursements........     14.25%       13.33%        7.16%     7.02%     7.63%
     Expenses net of waivers/reimbursements........      1.50%        1.42%        1.00%     1.00%     1.00%
     Portfolio turnover rate.......................    102.13%       51.70%       60.60%    57.10%    74.60%
     Average commission rate.......................  $ 0.0099      $0.0165           --        --        --

---------------
** Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
JAPAN SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR          FOR THE PERIOD
                                                                  ENDED                  ENDED
                                                                MARCH 31,              MARCH 31,
                                                                   1998                 1997(a)
                                                              --------------       ------------------
SELECT SHARES
Net asset value, beginning of period........................     $  6.20                $  8.08
                                                                 -------                -------
Income from investment operations:
  Net investment income/(loss)..............................       (0.04)**               (0.01)**
  Net realized and unrealized gain/(loss) on investment and
     foreign currency transactions..........................       (1.45)                 (1.80)
                                                                 -------                -------
  Total from investment operations..........................       (1.49)                 (1.81)
                                                                 -------                -------
Distributions to shareholders from:
  Net investment income.....................................          --                  (0.04)
  In excess of net investment income........................          --                  (0.03)
                                                                 -------                -------
  Total distributions to shareholders.......................          --                  (0.07)
                                                                 -------                -------
Net asset value, end of period..............................     $  4.71                $  6.20
                                                                 =======                =======
Total return................................................      (24.03%)               (22.59%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................     $    50                $    13
  Net investment income/(loss) before
     waivers/reimbursements.................................       (9.10%)               (11.83%*)
  Net investment income/(loss) net of
     waivers/reimbursements.................................       (0.82%)                 0.00%*
  Expenses before waivers/reimbursements....................       10.12%                 13.33%*
  Expenses net of waivers/reimbursements....................        1.85%                  1.50%*
  Portfolio turnover rate...................................      102.13%                 51.70%
  Average commission rate...................................     $0.0099                $0.0165

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on October 22, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR          FOR THE PERIOD
                                                                  ENDED                  ENDED
                                                                MARCH 31,              MARCH 31,
                                                                   1998                 1997(a)
                                                              --------------       ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................     $ 10.13                $ 10.00
                                                                 -------                -------
Income from investment operations:
  Net investment income/(loss)..............................        0.08**                 0.02**
  Net realized and unrealized gain/(loss) on investment and
     foreign currency transactions..........................        0.14                   0.11
                                                                 -------                -------
  Total from investment operations..........................        0.22                   0.13
                                                                 -------                -------
Distributions to shareholders from:
  Net investment income.....................................       (0.05)                    --
  Net realized gain on investment and foreign currency
     transactions...........................................       (0.06)                    --
  In excess of net realized gain on investment and foreign
     currency transactions..................................       (0.14)                    --
                                                                 -------                -------
  Total distributions to shareholders.......................       (0.25)                    --
                                                                 -------                -------
Net asset value, end of period..............................     $ 10.10                $ 10.13
                                                                 =======                =======
Total return................................................        2.51%                  1.30%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................     $39,218                $12,859
  Net investment income/(loss) before
     waivers/reimbursements.................................       (0.32%)                (5.85%*)
  Net investment income/(loss) net of
     waivers/reimbursements.................................        0.82%                  0.11%*
  Expenses before waivers/reimbursements....................        2.64%                  7.46%*
  Expenses net of waivers/reimbursements....................        1.50%                  1.50%*
  Portfolio turnover rate...................................       77.72%                  6.71%
  Average commission rate...................................     $0.0064                $0.0108

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on September 23, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
INTERNATIONAL SMALL CAPITALIZATION SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE YEAR          FOR THE PERIOD
                                                                  ENDED                  ENDED
                                                                MARCH 31,              MARCH 31,
                                                                   1998                 1997(a)
                                                              --------------       ------------------
SELECT SHARES
Net asset value, beginning of period........................     $ 10.13                $ 10.04
                                                                 -------                -------
Income from investment operations:
  Net investment income/(loss)..............................        0.06**                 0.02**
  Net realized and unrealized gain/(loss) on investment and
     foreign currency transactions..........................        0.14                   0.07
                                                                 -------                -------
  Total from investment operations..........................        0.20                   0.09
                                                                 -------                -------
Distributions to shareholders from:
  Net investment income.....................................       (0.04)                    --
  Net realized gain on investment and foreign currency
     transactions...........................................       (0.06)                    --
  In excess of net realized gain on investment and foreign
     currency transactions..................................       (0.14)                    --
                                                                 -------                -------
  Total distributions to shareholders.......................       (0.24)                    --
                                                                 -------                -------
Net asset value, end of period..............................     $ 10.09                $ 10.13
                                                                 =======                =======
Total return................................................        2.22%                  0.90%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................     $ 1,375                $   185
  Net investment income/(loss) before
     waivers/reimbursements.................................       (0.83%)                (5.52%*)
  Net investment income/(loss) net of
     waivers/reimbursements.................................        0.61%                  0.44%*
  Expenses before waivers/reimbursements....................        3.35%                  7.46%*
  Expenses net of waivers/reimbursements....................        1.91%                  1.50%*
  Portfolio turnover rate...................................       77.72%                  6.71%
  Average commission rate...................................     $0.0064                $0.0108

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on October 29, 1996 to March 31, 1997.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                         ENDED
                                                                       MARCH 31,
                                                                        1998(a)
                                                                   ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................            $  10.00
                                                                        --------
Income from investment operations:
  Net investment income/(loss)..............................                0.10**
  Net realized and unrealized gain/(loss) on investments....               (0.13)
                                                                        --------
  Total from investment operations..........................               (0.03)
                                                                        --------
Distributions to shareholders from:
  Net investment income.....................................                  --
  Net realized gain on investments..........................                  --
                                                                        --------
  Total distributions to shareholders.......................                  --
                                                                        --------
Net asset value, end of period..............................            $   9.97
                                                                        ========
Total return................................................               (0.30%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................            $168,080
  Net investment income/(loss) before
     waivers/reimbursements.................................                2.72%*
  Net investment income/(loss) net of
     waivers/reimbursements.................................                3.31%*
  Expenses before waivers/reimbursements and dividend
     expenses...............................................                3.33%*
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................                2.75%*
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................                2.00%*
  Portfolio Turnover Rate...................................              232.93%
  Average commission rate...................................            $ 0.0294

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on December 16, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                         ENDED
                                                                       MARCH 31,
                                                                        1998(a)
                                                                   ------------------
INVESTOR SHARES
Net asset value, beginning of period........................            $ 10.00
                                                                        -------
Income from investment operations:
  Net investment income/(loss)..............................               0.08**
  Net realized and unrealized gain/(loss) on investments....              (0.12)
                                                                        -------
  Total from investment operations..........................              (0.04)
                                                                        -------
Distributions to shareholders from:
  Net investment income.....................................                 --
  Net realized gain on investments..........................                 --
                                                                        -------
  Total distributions to shareholders.......................                 --
                                                                        -------
Net asset value, end of period..............................            $  9.96
                                                                        =======
Total return................................................              (0.40%)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)...........................            $35,223
  Net investment income/(loss) before
     waivers/reimbursements.................................               2.28%*
  Net investment income/(loss) net of
     waivers/reimbursements.................................               2.82%*
  Expenses before waivers/reimbursements and dividend
     expenses...............................................               3.87%*
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................               3.34%*
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................               2.50%*
  Portfolio turnover rate...................................             232.93%
  Average commission rate...................................            $0.0294

---------------
*  Annualized.

** Calculated based on the average shares outstanding during the period.

(a) From commencement of operations on December 18, 1997 to March 31, 1998.

              See accompanying notes to the financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Barr Rosenberg Series Trust, the Shareholders of U.S. Small Capitalization Series,
Japan Series, International Small Capitalization Series, and Market Neutral Fund and the Institutional Class and Select Class Shareholders of International
Small Capitalization Series

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments and schedule of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights for each class presented present fairly, in all material respects, the financial position of U.S. Small Capitalization Series, Japan Series, International Small Capitalization Series, and Market Neutral Fund, each a series of Barr Rosenberg Series Trust (the "Trust") at March 31, 1998, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods and classes presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis of the opinion expressed above.

PRICE WATERHOUSE LLP

San Francisco, CA
May 13, 1998

BARR ROSENBERG SERIES TRUST

Manager
Rosenberg Institutional Equity Management
Four Orinda Way, Building E
Orinda, CA 94563

Administrator
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Transfer and Shareholder Servicing Agent
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
Barr Rosenberg Funds Distributor, Inc.
c/o BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
State Street Bank and Trust Company
Mutual Funds Division
Boston, MA 02110

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Independent Accountants
Price Waterhouse LLP
555 California Street
San Francisco, CA 94104

Counsel
Ropes & Gray
One International Place
Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

(BRG-0034) (6/98)

                ------------------------------------------------

                          BARR ROSENBERG SERIES TRUST

                ------------------------------------------------

                        U.S. SMALL CAPITALIZATION SERIES
                                  JAPAN SERIES
                              INTERNATIONAL SMALL
                             CAPITALIZATION SERIES
                              MARKET NEUTRAL FUND

                                 ANNUAL REPORT

                ------------------------------------------------

                                 MARCH 31, 1998

                ------------------------------------------------